    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 28, 2005.


                                        REGISTRATION NOS. 333-90243 AND 811-6459
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                    FORM N-4
                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 9                      [X]

                                      AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 50                             [X]

                            ------------------------

             MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
                           (EXACT NAME OF REGISTRANT)

                      MERRILL LYNCH LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

                      1300 MERRILL LYNCH DRIVE, 2ND FLOOR
                          PENNINGTON, NEW JERSEY 08534
              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)
                            ------------------------
               DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE:
                                 (609) 274-6900
                            ------------------------

NAME AND ADDRESS OF AGENT FOR SERVICE:     COPY TO:
BARRY G. SKOLNICK, ESQ.                    STEPHEN E. ROTH, ESQ.
SENIOR VICE PRESIDENT AND GENERAL COUNSEL  MARY E. THORNTON, ESQ.
MERRILL LYNCH LIFE INSURANCE COMPANY       SUTHERLAND ASBILL & BRENNAN LLP
1300 MERRILL LYNCH DRIVE, 2ND FLOOR        1275 PENNSYLVANIA AVENUE, N.W.
PENNINGTON, NEW JERSEY 08534               WASHINGTON, D.C. 20004-2415

It is proposed that this filing will become effective (check appropriate space):


[ ] immediately upon filing pursuant to paragraph (b) of Rule 485



[X] on  May 1, 2005 pursuant to paragraph (b) of Rule 485
        (date)


[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on  ___________ pursuant to paragraph (a)(1) of Rule 485
        (date)

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
                            ------------------------

                     TITLE OF SECURITIES BEING REGISTERED:
   Units of interest in a separate account under flexible premium individual deferred variable annuity contracts.


                    EXHIBIT INDEX CAN BE FOUND ON PAGE C-14

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PROSPECTUS


MAY 1, 2005

     Merrill Lynch Life Variable Annuity Separate Account A (the "Account")

FLEXIBLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT (THE "CONTRACT")
                                   issued by
                      MERRILL LYNCH LIFE INSURANCE COMPANY
                    HOME OFFICE: Little Rock, Arkansas 72201

                         SERVICE CENTER: P.O. Box 44222
                        Jacksonville, Florida 32231-4222
                           4804 Deer Lake Drive East
                          Jacksonville, Florida 32246
                             PHONE: (800) 535-5549

                                offered through
               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED

This Prospectus gives you information you need to know before you invest. Keep it for future reference. Address all communications concerning the Contract to our Service Center at the address above.

The variable annuity contract described here provides a variety of investment features. It also provides options for income protection later in life.

It is important that you understand how the Contract works, and its benefits, costs, and risks. First, some basics.

                              WHAT IS AN ANNUITY?

An annuity provides for the systematic liquidation of a sum of money at the annuity date through a variety of annuity options. Each annuity option has different protection features intended to cover different kinds of income needs. Many of these annuity options provide income streams that can't be outlived.

                          WHAT IS A VARIABLE ANNUITY?

A variable annuity bases its benefits on the performance of underlying investments. These investments may typically include stocks, bonds, and money market instruments. The annuity described here is a variable annuity.

                WHAT ARE THE RISKS IN OWNING A VARIABLE ANNUITY?

A variable annuity does not guarantee the performance of the underlying investments. The performance can go up or down. It can even decrease the value of money you've put in. You bear all of this risk. You could lose all or part of the money you've put in.

                          HOW DOES THIS ANNUITY WORK?

We put your premium payments as you direct into one or more subaccounts of the Account. In turn, we invest each subaccount's assets in corresponding portfolios ("Funds") of the following:


-  FAM VARIABLE SERIES FUNDS, INC.


      -  Mercury Basic Value V.I. Fund


      -  Mercury Core Bond V.I. Fund


      -  Mercury Domestic Money Market V.I. Fund


      -  Mercury Fundamental Growth V.I. Fund


      -  Mercury Government Bond V.I. Fund


      -  Mercury Index 500 V.I. Fund


      -  Mercury International Value V.I. Fund


      -  Mercury Value Opportunities V.I. Fund

-  MLIG VARIABLE INSURANCE TRUST
      -  Roszel/Delaware Trend Portfolio
      -  Roszel/JP Morgan Small Cap Growth Portfolio
      -  Roszel/Lord Abbett Affiliated Portfolio
      -  Roszel/Lord Abbett Bond Debenture Portfolio
      -  Roszel/Lord Abbett Mid Cap Value Portfolio

      -  Roszel/Allianz CCM Capital Appreciation Portfolio


      -  Roszel/Allianz NFJ Small Cap Value Portfolio

      -  Roszel/Seligman Mid Cap Growth Portfolio
-  AIM VARIABLE INSURANCE FUNDS
      -  AIM V.I. International Growth Fund
      -  AIM V.I. Premier Equity Fund
-  ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
      -  AllianceBernstein Growth and Income Portfolio

      -  AllianceBernstein Large Cap Growth Portfolio

-  AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
      -  VP Ultra(R) Fund
-  DAVIS VARIABLE ACCOUNT FUND, INC.
      -  Davis Value Portfolio
-  FEDERATED INSURANCE SERIES
      -  Federated Capital Appreciation Fund II
      -  Federated Kaufmann Fund II
-  MFS(R) VARIABLE INSURANCE TRUST(SM)
      -  MFS(R) Emerging Growth Series

-  PIMCO VARIABLE INSURANCE TRUST

      -  Total Return Portfolio

-  PREMIER VIT


      -  OpCap Renaissance Portfolio

-  SELIGMAN PORTFOLIOS, INC.

      -  Seligman Smaller-Cap Value Portfolio

-  VAN KAMPEN LIFE INVESTMENT TRUST
      -  Comstock Portfolio
      -  Emerging Growth Portfolio

The value of your Contract at any point in time up to the annuity date is called your contract value. Before the annuity date, you are generally free to direct your contract value among the subaccounts as you wish. You may also withdraw all or part of your contract value. If you die before the annuity date, we pay a death benefit to your beneficiary.

We've designed this annuity as a long-term investment. Any money you take out of the Contract to the extent of gain is subject to tax, and if taken before age
59 1/2 may also be subject to a 10% Federal penalty tax. FOR THESE REASONS, YOU NEED TO CONSIDER YOUR CURRENT AND SHORT-TERM INCOME NEEDS CAREFULLY BEFORE YOU DECIDE TO BUY THE CONTRACT.

                          WHAT DOES THIS ANNUITY COST?

THIS ANNUITY DOES NOT IMPOSE ANY SALES CHARGES -- ON EITHER PURCHASES OR WITHDRAWALS. However, we impose a number of other charges, including an asset-based insurance charge. We provide more details on this charge, as well as a description of all other charges, later in the Prospectus.
                            ------------------------


This Prospectus contains information about the Contract and the Account that you should know before you invest. A Statement of Additional Information contains more information about the Contract and the Account. We have filed the Statement of Additional Information, dated May 1, 2005, with the Securities and Exchange Commission. We incorporate this Statement of Additional Information by reference. If you want to obtain this Statement of Additional Information, simply call or write us at the phone number or address noted above. There is no charge to obtain it. The Table of Contents for this Statement of Additional Information is found on page 51 of this Prospectus.

The Securities and Exchange Commission ("SEC") maintains a web site that contains the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov.


CURRENT PROSPECTUSES FOR THE FAM VARIABLE SERIES FUNDS, INC., MLIG VARIABLE INSURANCE TRUST, AIM VARIABLE INSURANCE FUNDS, ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC., AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., DAVIS VARIABLE ACCOUNT FUND, INC., FEDERATED INSURANCE SERIES, MFS(R) VARIABLE INSURANCE TRUST(SM), PIMCO VARIABLE INSURANCE TRUST, PREMIER VIT, SELIGMAN PORTFOLIOS, INC., AND VAN KAMPEN LIFE INVESTMENT TRUST MUST ACCOMPANY THIS PROSPECTUS. PLEASE READ THESE DOCUMENTS CAREFULLY AND RETAIN THEM FOR FUTURE REFERENCE.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THESE CONTRACTS OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
DEFINITIONS.................................................     7
CAPSULE SUMMARY OF THE CONTRACT.............................     7
  Premiums..................................................     8
  The Account...............................................     8
  The Funds Available For Investment........................     8
  Fees and Charges..........................................     9
     Asset-Based Insurance Charge...........................     9
     Contract Fee...........................................     9
     Estate Enhancer Charge.................................     9
     Premium Taxes..........................................     9
     Fund Expenses..........................................     9
  Transfers Among Subaccounts...............................    10
  Withdrawals...............................................    10
  Death Benefit.............................................    10
  Annuity Payments..........................................    11
  Ten Day Right to Review...................................    11
  Replacement of Contracts..................................    11
FEE TABLE...................................................    11
YIELDS AND TOTAL RETURNS....................................    13
MERRILL LYNCH LIFE INSURANCE COMPANY........................    14
THE ACCOUNT.................................................    14
  Segregation of Account Assets.............................    14
  Number of Subaccounts; Subaccount Investments.............    14
INVESTMENTS OF THE ACCOUNT..................................    15
  General Information and Investment Risks..................    15
  FAM Variable Series Funds, Inc. ..........................    15
     Mercury Basic Value V.I. Fund..........................    15
     Mercury Core Bond V.I. Fund............................    16
     Mercury Domestic Money Market V.I. Fund................    16
     Mercury Fundamental Growth V.I. Fund...................    16
     Mercury Government Bond V.I. Fund......................    16
     Mercury Index 500 V.I. Fund............................    16
     Mercury International Value V.I. Fund..................    16
     Mercury Value Opportunities V.I. Fund..................    16
  MLIG Variable Insurance Trust.............................    16
     Roszel/Delaware Trend Portfolio........................    16
     Roszel/JP Morgan Small Cap Growth Portfolio............    16
     Roszel/Lord Abbett Affiliated Portfolio................    17
     Roszel/Lord Abbett Bond Debenture Portfolio............    17
     Roszel/Lord Abbett Mid Cap Value Portfolio.............    17
     Roszel/Allianz CCM Capital Appreciation Portfolio......    17
     Roszel/Allianz NFJ Small Cap Value Portfolio...........    17
     Roszel/Seligman Mid Cap Growth Portfolio...............    17
  AIM Variable Insurance Funds..............................    17
     AIM V.I. International Growth Fund.....................    17
     AIM V.I. Premier Equity Fund...........................    17
  AllianceBernstein Variable Products Series Fund, Inc. ....    17
     AllianceBernstein Growth and Income Portfolio..........    18
     AllianceBernstein Large Cap Growth Portfolio...........    18
  American Century Variable Portfolios, Inc.................    18
     VP Ultra(R) Fund.......................................    18
  Davis Variable Account Fund, Inc. ........................    18
     Davis Value Portfolio..................................    18
  Federated Insurance Series................................    18
     Federated Capital Appreciation Fund II.................    19
     Federated Kaufmann Fund II.............................    19
  MFS(R) Variable Insurance Trust(SM).......................    19
     MFS Emerging Growth Series.............................    19
  PIMCO Variable Insurance Trust............................    19

                                                              PAGE
                                                              ----
     Total Return Portfolio.................................    19
  Premier VIT...............................................    19
     OpCap Renaissance Portfolio............................    20
  Seligman Portfolios, Inc. ................................    20
     Seligman Smaller-Cap Value Portfolio...................    20
  Van Kampen Life Investment Trust..........................    20
     Comstock Portfolio.....................................    20
     Emerging Growth Portfolio..............................    20
  Certain Payments We Receive With Regard to the Funds......    20
  Selection of Underlying Funds.............................    21
  Purchases and Redemptions of Fund Shares; Reinvestment....    21
  Material Conflicts, Substitution of Investments and
     Changes to the Account.................................    21
CHARGES AND DEDUCTIONS......................................    22
  Asset-Based Insurance Charge..............................    22
  Contract Fee..............................................    22
  Estate Enhancer Charge....................................    23
  Other Charges.............................................    23
     Transfer Charges.......................................    23
     Tax Charges............................................    23
     Fund Expenses..........................................    23
     Premium Taxes..........................................    23
FEATURES AND BENEFITS OF THE CONTRACT.......................    24
  Ownership of The Contract.................................    24
  Issuing the Contract......................................    24
     Issue Age..............................................    24
     Information We Need To Issue The Contract..............    24
     Ten Day Right to Review................................    25
  Premiums..................................................    25
     Minimum and Maximum Premiums...........................    25
     How to Make Payments...................................    25
     Automatic Investment Feature...........................    25
     Premium Investments....................................    25
  Accumulation Units........................................    26
     How Are My Contract Transactions Priced?...............    26
     How Do We Determine The Number of Units?...............    26
  Death of Annuitant Prior to Annuity Date..................    27
  Transfers Among Subaccounts...............................    27
     General................................................    27
     Disruptive Trading.....................................    27
  Dollar Cost Averaging Program.............................    29
     What Is It?............................................    29
     Participating in the DCA Program.......................    29
     Minimum Amounts........................................    29
     When Do We Make DCA Transfers?.........................    29
  Asset Allocation Program..................................    29
     General................................................    30
     Asset Allocation Models................................    30
     Changes to the Composition of Asset Allocation
      Models................................................    30
     Initial Allocation to the Selected Asset Allocation
      Model.................................................    31
     Quarterly Rebalancing..................................    31
     Allocation of Future Premiums..........................    31
     Other Information......................................    31
  Rebalancing Program.......................................    32
  Withdrawals and Surrenders................................    32
     When and How Withdrawals are Made......................    32
     Minimum Amounts........................................    33
     Systematic Withdrawal Program..........................    33
     Surrenders.............................................    33
  Payments to Contract Owners...............................    33
  Contract Changes..........................................    34

                                                              PAGE
                                                              ----
  Death Benefit.............................................    34
     General................................................    34
     Spousal Continuation...................................    34
     Calculation of Death Benefit...........................    35
     Maximum Anniversary Value..............................    35
  Estate Enhancer Benefit...................................    36
  Annuity Payments..........................................    37
  Annuity Options...........................................    37
     How We Determine Present Value of Future Guaranteed
      Annuity Payments......................................    38
     Payments of a Fixed Amount.............................    38
     Payments for a Fixed Period............................    38
     Life Annuity...........................................    38
     Life Annuity With Payments Guaranteed for 5, 10, 15, or
      20 Years..............................................    38
     Life Annuity With Guaranteed Return of Contract
      Value.................................................    38
     Joint and Survivor Life Annuity........................    39
     Joint and Survivor Life Annuity with Payments
      Guaranteed for 5, 10, 15, or 20 Years.................    39
     Individual Retirement Account Annuity..................    39
  Gender-Based Annuity Purchase Rates.......................    39
FEDERAL INCOME TAXES........................................    39
  Federal Income Taxes......................................    39
  Tax Status of the Contract................................    40
     Diversification Requirements...........................    40
     Owner Control..........................................    40
     Required Distributions.................................    40
  Taxation of Annuities.....................................    41
     In General.............................................    41
     Withdrawals and Surrenders.............................    41
     Annuity Payments.......................................    41
     Taxation of Death Benefit Proceeds.....................    41
  Penalty Tax on Some Withdrawals...........................    42
  Transfers, Assignments, or Exchanges of a Contract........    42
  Withholding...............................................    42
  Multiple Contracts........................................    42
  Federal Estate Taxes......................................    42
  Generation-Skipping Transfer Tax..........................    42
  Annuity Purchases by Nonresident Aliens and Foreign
     Corporations...........................................    43
  Optional Benefit Riders...................................    43
  Possible Changes In Taxation..............................    43
  Possible Charge For Our Taxes.............................    43
  Foreign Tax Credits.......................................    43
  Taxation of Qualified Contracts...........................    43
  Individual Retirement Annuities...........................    43
     Traditional IRAs.......................................    43
     Roth IRAs..............................................    44
     Other Tax Issues For IRAs and Roth IRAs................    44
  Tax Sheltered Annuities...................................    44
OTHER INFORMATION...........................................    45
  Notices and Elections.....................................    45
  Voting Rights.............................................    45
  Reports to Contract Owners................................    46
  Selling the Contract......................................    46
  State Regulation..........................................    47
  Legal Proceedings.........................................    47
  Experts...................................................    47
  Legal Matters.............................................    47
  Registration Statements...................................    47
ACCUMULATION UNIT VALUES....................................    48
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL
  INFORMATION...............................................    51
APPENDIX A -- Example of Maximum Anniversary Value GMDB.....   A-1
APPENDIX B -- Example of Estate Enhancer Benefit............   B-1

                                  DEFINITIONS

accumulation unit: A unit of measure used to compute the value of your interest in a subaccount prior to the annuity date.

annuitant: Annuity payments may depend upon the continuation of a person's life. That person is called the annuitant.

annuity date: The date on which annuity payments begin.

attained age: The age of a person on the contract date plus the number of full contract years since the contract date.

beneficiary(s): The person(s) designated by you to receive payment upon the death of an owner prior to the annuity date.

contract anniversary: The yearly anniversary of the contract date.

contract date: The effective date of the Contract. This is usually the business day we receive your initial premium at our Service Center.

contract value: The value of your interest in the Account.

contract year: The period from the contract date to the first contract anniversary, and thereafter, the period from one contract anniversary to the next contract anniversary.

Individual Retirement Account or Annuity ("IRA"): A retirement arrangement meeting the requirements of Section 408 or 408A of the Internal Revenue Code ("IRC").

net investment factor: An index used to measure the investment performance of a subaccount from one valuation period to the next.

nonqualified contract: A Contract issued in connection with a retirement arrangement other than a qualified arrangement described in the IRC.

qualified contract: A Contract issued in connection with a retirement arrangement described under Section 403(b) or 408 of the IRC.

tax sheltered annuity: A Contract issued in connection with a retirement arrangement that receives favorable tax status under Section 403(b) of the IRC.

valuation period: The interval from one determination of the net asset value of a subaccount to the next. Net asset values are determined as of the close of business on each day the New York Stock Exchange is open.

                        CAPSULE SUMMARY OF THE CONTRACT

This capsule summary provides a brief overview of the Contract. More detailed information about the Contract can be found in the sections of this Prospectus that follow, all of which should be read in their entirety.

Contracts issued in your state may provide different features and benefits from those described in this Prospectus. This Prospectus provides a general description of the Contracts. Your actual Contract and any endorsements are the controlling documents. If you would like to review a copy of the Contract or any endorsements, contact our Service Center.

The Contract is available as a nonqualified contract or tax sheltered annuity or may be issued as an IRA or purchased through an established IRA or Roth IRA custodial account with Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"). Federal law limits maximum annual contributions to qualified contracts. Transfer amounts from tax sheltered annuity plans that are not subject to the Employee Retirement Income Security Act of 1974, as amended, will be accepted as premium payments, as permitted by law. Other premium payments will not be accepted under a Contract used as a tax sheltered annuity.

A VARIABLE ANNUITY PROVIDES TAX DEFERRED GROWTH POTENTIAL. THE TAX ADVANTAGES TYPICALLY PROVIDED BY A VARIABLE ANNUITY ARE ALREADY AVAILABLE WITH TAX-QUALIFIED PLANS, SUCH AS IRAS AND ROTH IRAS. YOU SHOULD CAREFULLY CONSIDER THE ADVANTAGES AND DISADVANTAGES OF OWNING A VARIABLE ANNUITY IN A TAX-QUALIFIED PLAN, AS WELL AS THE COSTS AND BENEFITS OF THE CONTRACT (INCLUDING THE ANNUITY INCOME AND DEATH BENEFITS), BEFORE YOU PURCHASE THE CONTRACT IN A TAX-QUALIFIED PLAN.

We offer other variable annuity contracts that have different contract features, minimum premium amounts, fund selections, and optional programs. However, these other contracts also have different charges that would affect your subaccount performance and contract values. To obtain more information about these contracts, contact our Service Center or your Financial Advisor.

For information concerning compensation paid for the sale of Contracts, see "Other Information -- Selling the Contract."

PREMIUMS

Generally, before the annuity date you can pay premiums as often as you like. The minimum initial premium is $25,000. Subsequent premiums generally must be $100 or more. The maximum premium that will be accepted without Company approval is $1,000,000. We may refuse to issue a Contract or accept additional premiums under your Contract if the total premiums paid under all variable annuity contracts issued by us and our affiliate, ML Life Insurance Company of New York, on your life (or the life of any older co-owner) exceed $1,000,000. Under an automatic investment feature, you can make subsequent premium payments systematically from your Merrill Lynch brokerage account. For more information, see "Automatic Investment Feature".

THE ACCOUNT


As you direct, we will put premiums into the subaccounts corresponding to the Funds in which we invest your contract value. For the first 14 days following the contract date, we put all premiums into the Mercury Domestic Money Market V.I. Subaccount. After the 14 days, we will put the money into the subaccounts you've selected. In Pennsylvania, we won't wait 14 days. Instead, we will invest your premium immediately in the subaccounts you've selected. For Contracts issued in California, for contract owners who are 60 years of age or older, we will put all premiums in the Mercury Domestic Money Market V.I. Subaccount for the first 35 days following the contract date, unless the contract owner directs us to invest the premiums immediately in other subaccounts. Currently, you may allocate premiums or contract value among 18 of the available subaccounts. Generally, within certain limits you may transfer contract value periodically among subaccounts.


THE FUNDS AVAILABLE FOR INVESTMENT


- FAM VARIABLE SERIES FUNDS, INC.


     - Mercury Basic Value V.I. Fund


     - Mercury Core Bond V.I. Fund


     - Mercury Domestic Money Market V.I. Fund


     - Mercury Fundamental Growth V.I. Fund


     - Mercury Government Bond V.I. Fund


     - Mercury Index 500 V.I. Fund


     - Mercury International Value V.I. Fund


     - Mercury Value Opportunities V.I. Fund

- MLIG VARIABLE INSURANCE TRUST
     - Roszel/Delaware Trend Portfolio
     - Roszel/JP Morgan Small Cap Growth Portfolio
     - Roszel/Lord Abbett Affiliated Portfolio
     - Roszel/Lord Abbett Bond Debenture Portfolio
     - Roszel/Lord Abbett Mid Cap Value Portfolio

     - Roszel/Allianz CCM Capital Appreciation Portfolio


     - Roszel/Allianz NFJ Small Cap Value Portfolio

     - Roszel/Seligman Mid Cap Growth Portfolio
- AIM VARIABLE INSURANCE FUNDS
     - AIM V.I. International Growth Fund
     - AIM V.I. Premier Equity Fund
- ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
     - AllianceBernstein Growth and Income Portfolio

     - AllianceBernstein Large Cap Growth Portfolio

- AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
     - VP Ultra(R) Fund
- DAVIS VARIABLE ACCOUNT FUND, INC.
     - Davis Value Portfolio
- FEDERATED INSURANCE SERIES
     - Federated Capital Appreciation Fund II
     - Federated Kaufmann Fund II
- MFS(R) VARIABLE INSURANCE TRUST(SM)
     - MFS(R) Emerging Growth Series

- PIMCO VARIABLE INSURANCE TRUST

     - Total Return Portfolio

- PREMIER VIT


     - OpCap Renaissance Portfolio

- SELIGMAN PORTFOLIOS, INC.

     - Seligman Smaller-Cap Value Portfolio

- VAN KAMPEN LIFE INVESTMENT TRUST
     - Comstock Portfolio
     - Emerging Growth Portfolio

If you want detailed information about the investment objectives of the Funds, see "Investments of the Account" and the prospectuses for the Funds.

FEES AND CHARGES

  ASSET-BASED INSURANCE CHARGE

We currently impose an asset-based insurance charge of 1.59% annually to cover certain risks. It will never exceed 1.59% annually.

The asset-based insurance charge compensates us for:

     - costs associated with the establishment and administration of the Contract;

     - mortality risks we assume for the annuity payment and death benefit guarantees made under the Contract; and

     - expense risks we assume to cover Contract maintenance expenses.

We deduct the asset-based insurance charge daily from the net asset value of the subaccounts. This charge ends on the annuity date.

  CONTRACT FEE

We impose a $40 contract fee at the end of each contract year and upon a full withdrawal to reimburse us for expenses related to maintenance of the Contract only if the greater of contract value, or premiums less withdrawals, is less than $25,000. Accordingly, if your withdrawals have not decreased your investment in the Contract below $25,000, we will not impose this annual fee. We may also waive this fee in certain circumstances where you own more than three Contracts. This fee ends after the annuity date.

  ESTATE ENHANCER CHARGE

If you elect the Estate Enhancer benefit, we impose an annual charge of 0.25% of the average of your contract values as of the end of each of the prior four contract quarters. A pro rata amount of this charge is collected upon termination of the rider or the Contract. We won't deduct this charge after the annuity date.

  PREMIUM TAXES


On the annuity date, we deduct a charge for any premium taxes imposed by a state. Premium tax rates vary from jurisdiction to jurisdiction. They currently range from 0% to 4.0%. In some jurisdictions, we deduct a charge for premium taxes from any withdrawal, surrender, or death benefit payment.


  FUND EXPENSES

You will bear the costs of advisory fees and operating expenses deducted from Fund assets.

YOU CAN FIND DETAILED INFORMATION ABOUT ALL FEES AND CHARGES IMPOSED ON THE CONTRACT UNDER "CHARGES AND DEDUCTIONS".

TRANSFERS AMONG SUBACCOUNTS

Before the annuity date, you may transfer all or part of your contract value among the subaccounts up to twelve times per contract year without charge. You may make more than twelve transfers among available subaccounts, but we may charge $25 per extra transfer. (See "Transfers Among Subaccounts.") We may impose additional restrictions on transfers. (See "Transfers Among
Subaccounts -- Disruptive Trading.")

Several specialized transfer programs are available under the Contract. You cannot use more than one such program at a time.

     - First, we offer a Dollar Cost Averaging Program where money you've put in a designated subaccount is systematically transferred monthly into other subaccounts you select without charge. The program may allow you to take advantage of fluctuations in fund share prices over time. (See "Dollar Cost Averaging Program".) (There is no guarantee that Dollar Cost Averaging will result in lower average prices or protect against market loss.)

     - Second, through participation in the Asset Allocation Program, you may select one of five asset allocation models. Your contract value is rebalanced quarterly based on the asset allocation model selected. (See "Asset Allocation Program".)

     - Third, you may choose to participate in a Rebalancing Program where we automatically reallocate your contract value quarterly in order to maintain a particular percentage allocation among the subaccounts that you select. (See "Rebalancing Program".)

WITHDRAWALS

You can withdraw money from the Contract six times each contract year. Additionally, under a Systematic Withdrawal Program, you may have automatic withdrawals of a specified dollar amount made monthly, quarterly, semi-annually, or annually. These systematic withdrawals are in addition to the annual six withdrawals permitted under the Contract. For more information, see "Systematic Withdrawal Program".

A withdrawal may have adverse tax consequences, including the imposition of a penalty tax on withdrawals prior to age 59 1/2. Withdrawals from tax sheltered annuities are restricted (see "Federal Income Taxes").

DEATH BENEFIT

Regardless of investment experience, the Contract provides a guaranteed minimum death benefit if you die before the annuity date.

If you are under age 80 when the Contract is issued, the death benefit equals the greatest of premiums less adjusted withdrawals, the contract value, or the Maximum Anniversary Value. The Maximum Anniversary Value equals the greatest anniversary value for the Contract. If you are age 80 or over when the Contract is issued, the death benefit equals the greater of premiums less adjusted withdrawals or the contract value.

In all states except Washington, Illinois, and Minnesota, contract owners may elect the Estate Enhancer benefit for an additional annual charge. The Estate Enhancer benefit is an optional rider that pays, on the death of the owner, a benefit that provides proceeds that may be used to defray some or all of the expenses attributable to death benefit proceeds paid under the Contract. The Estate Enhancer benefit provides coverage in addition to the Contract's guaranteed minimum death benefit. The Estate Enhancer benefit is not available if you are age 76 or older. If you elect the Estate Enhancer benefit, you cannot cancel it. Existing contract owners are being provided with an opportunity to elect the Estate Enhancer benefit on the first contract anniversary following availability of the Estate Enhancer benefit in their state.

You can find more detailed information about the death benefit and the Estate Enhancer benefit, and how they are calculated, including age limitations that apply, under "Death Benefit".

The payment of a death benefit may have tax consequences (see "Federal Income Taxes").

ANNUITY PAYMENTS

Annuity payments begin on the annuity date and are made under the annuity option you select. You may select an annuity date that cannot be later than the annuitant's 90th birthday (89th birthday in New Jersey). If you do not select an annuity date, the annuity date for nonqualified Contracts is the first day of the month following the annuitant's 90th birthday (89th birthday in New Jersey). The annuity date for IRA or tax sheltered annuity Contracts is generally when the owner/annuitant reaches age 70 1/2.

Details about the annuity options available under the Contract can be found under "Annuity Options".

Annuity payments may have tax consequences (see "Federal Income Taxes").

TEN DAY RIGHT TO REVIEW


When you receive the Contract, review it carefully to make sure it is what you intended to purchase. Generally, within ten days after you receive the Contract, you may return it for a refund. The Contract will then be deemed void. Some states allow a longer period of time to return the Contract, particularly if the Contract is replacing another contract. To receive a refund, return the Contract to our Service Center or to the Financial Advisor who sold it. We will then refund the greater of all premiums paid into the Contract or the contract value as of the date you return the Contract. For Contracts issued in Pennsylvania, we will refund the contract value as of the date you return the Contract. For Contracts issued in California to contract owners who are 60 years of age or older and who directed us on the application to invest the premiums immediately in subaccount(s) other than the Mercury Domestic Money Market V.I. Subaccount, we will refund the contract value as of the date you return the Contract.


REPLACEMENT OF CONTRACTS

Generally, it is not advisable to purchase a Contract as a replacement for an existing annuity contract. You should replace an existing contract only when you determine that the Contract is better for you. You may have to pay a surrender charge on your existing contract. Before you buy a Contract, ask your Financial Advisor if purchasing a Contract could be advantageous, given the Contract's features, benefits, and charges.

You should talk to your tax advisor to make sure that this purchase will qualify as a tax-free exchange. If you surrender your existing contract for cash and then buy the Contract, you may have to pay Federal income taxes, including possible penalty taxes, on the surrender. Also, because we will not issue the Contract until we have received the initial premium from your existing insurance company, the issuance of the Contract may be delayed.

                                   FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer contract value between the subaccounts. State premium taxes may also be deducted.

            CONTRACT OWNER TRANSACTION EXPENSES
            -----------------------------------
Sales Load Imposed on Premiums..............................    None
Contingent Deferred Sales Charge (as a % of premium
  withdrawn)................................................    None
Transfer Fee(1).............................................     $25

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses. This table also includes the charges you would pay if you added optional riders to your Contract.

         PERIODIC CHARGES OTHER THAN FUND EXPENSES
         -----------------------------------------
Annual Contract Fee(2)......................................     $40
Separate Account Annual Expenses (as a % of average Separate
  Account value) Current and Maximum Asset-Based Insurance
  Charge....................................................   1.59%
Annual Charge for Optional Rider:
  Estate Enhancer Charge(3).................................   0.25%

---------------

(1) There is no charge for the first 12 transfers in a contract year. We currently do not, but may in the future, charge a $25 fee on all subsequent transfers.

(2) The contract fee will be assessed annually at the end of each contract year and upon a full withdrawal only if the greater of contract value, or premiums less withdrawals, is less than $25,000.

(3) The Estate Enhancer charge will be assessed annually at the end of each contract year based on the average of your contract values as of the end of each of the prior four contract quarters. We also impose a pro rata amount of this charge upon surrender, annuitization, death, or termination of the rider. We won't deduct this charge after the annuity date.


The next table shows the Fund fees and expenses that you may pay periodically during the time that you own the Contract. The table shows the minimum and maximum total operating expenses of the Fund for the fiscal year ended December 31, 2004, before and after any contractual waivers and expense reimbursements. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.



             RANGE OF EXPENSES FOR THE FUNDS(4)               MINIMUM        MAXIMUM
             ----------------------------------               -------        -------
TOTAL ANNUAL FUND OPERATING EXPENSES (total of all expenses
  that are deducted from Fund assets, including management
  fees, 12b-1 fees, and other expenses).....................   0.39%     -   3.035%(5)


---------------


(4) The Fund expenses used to prepare this table were provided to us by the Funds. We have not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2004 or estimated for the current year. Current or future expenses may be greater or less than those shown. The investment adviser for certain Funds may contractually or voluntarily reimburse or waive Fund expenses. For more information about these arrangements, consult the prospectuses for the Funds.



(5) The maximum expenses shown are for the Federated Kaufmann Fund II. Although not contractually obligated to do so, the adviser, administrator, distributor, and shareholder services provider to this Fund expect to waive and reimburse certain amounts, including the management fee, distribution (12b-1) fee, shareholder services fee and administrative service fee. Total annual operating expenses paid by the Fund (after the anticipated voluntary waiver and reimbursement) were 1.500% for the fiscal year ending December 31, 2004.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Separate Account Annual Expenses, the Estate Enhancer charge, and Annual Fund Operating Expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum and minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender, annuitize, or remain invested in the Contract at the end of the applicable time period:

     Assuming the maximum fees and expenses of any Fund, your costs would be:


1 YEAR        3 YEARS        5 YEARS        10 YEARS
------        -------        -------        --------
 $500         $1,499         $2,498          $4,997


     Assuming the minimum fees and expenses of any Fund, your costs would be:


1 YEAR        3 YEARS        5 YEARS        10 YEARS
------        -------        -------        --------
 $231          $712          $1,219          $2,612

Because there is no contingent deferred sales charge, you would pay the same expenses whether you surrender your Contract at the end of the applicable time period or not, based on the same assumptions.

The Examples do not reflect the $40 contract fee because, based on average contract size and withdrawals, its effect on the examples shown would be negligible. They assume the Estate Enhancer benefit is elected and reflect the annual charge of 0.25% of the average contract value at the end of the four prior contract quarters. Contractual waivers and reimbursements are reflected in the first year of the example, but not in subsequent years. See the "Charges and Discussions" section in this Prospectus and the Fund prospectuses for a further discussion of fees and charges.

THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RATES OF RETURN OF ANY FUND. ACTUAL EXPENSES AND ANNUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ASSUMED FOR THE PURPOSE OF THE EXAMPLES.

Condensed financial information containing the accumulation unit value history appears at the end of this Prospectus.

                            YIELDS AND TOTAL RETURNS

From time to time, we may advertise yields, effective yields, and total returns for the subaccounts. These figures are based on historical earnings and do not indicate or project future performance. We may also advertise performance of the subaccounts in comparison to certain performance rankings and indices. More detailed information on the calculation of performance information appears in the Statement of Additional Information.

Effective yields and total returns for a subaccount are based on the investment performance of the corresponding Fund. Fund expenses influence Fund performance.


The yield of the Mercury Domestic Money Market V.I. Subaccount refers to the annualized income generated by an investment in the subaccount over a specified 7-day period. The yield is calculated by assuming that the income generated for that 7-day period is generated each 7-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.



The yield of a subaccount (besides the Mercury Domestic Money Market V.I. Subaccount) refers to the annualized income generated by an investment in the subaccount over a specified 30-day or one month period. The yield is calculated by assuming the income generated by the investment during that 30-day or one-month period is generated each period over 12 months and is shown as a percentage of the investment.


The average annual total return of a subaccount refers to return quotations assuming an investment has been held in each subaccount for 1, 5 and 10 years, or for a shorter period, if applicable. The average annual total returns represent the average compounded rates of return that would cause an initial investment of $1,000 to equal the value of that investment at the end of each period. These percentages exclude any deductions for premium taxes.

We may also advertise or present yield or total return performance information computed on different bases, but this information will always be accompanied by average annual total returns for the corresponding subaccounts. We may also advertise total return performance information for the Funds. We may also present total return performance information for a subaccount for periods before the date the subaccount commenced operations. If we do, we'll base performance of the corresponding Fund as if the subaccount existed for the same periods as those indicated for the corresponding Fund, with a level of fees and charges equal to those currently imposed under the Contracts. We may also present total performance information for a hypothetical Contract assuming allocation of the initial premium to more than one subaccount or assuming monthly transfers from one subaccount to designated other subaccounts under a Dollar Cost Averaging Program. We may also present total performance information for a hypothetical Contract assuming participation in the Asset Allocation Program or the Rebalancing Program. This information will reflect the performance of the affected subaccounts for the duration of the allocation under the hypothetical Contract. It will also reflect the deduction of charges described above. This information may also be compared to various indices.

Advertising and sales literature for the Contracts may also compare the performance of the subaccounts and Funds to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, with investment objectives similar to each of the Funds corresponding to the subaccounts. Performance information may also be based on rankings by services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis. Advertising and sales literature for the Contracts may also compare the performance of the subaccounts to various indices measuring market performance. These unmanaged indices assume the reinvestment of dividends, but do not reflect any deduction for the expense of operating or managing an investment portfolio.

Advertising and sales literature for the Contracts may also contain information on the effect of tax deferred compounding on subaccount investment returns, or returns in general. The tax deferral may be illustrated by graphs and charts and may include a comparison at various points in time of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a currently taxable basis.

                      MERRILL LYNCH LIFE INSURANCE COMPANY


We are a stock life insurance company organized under the laws of the State of Washington on January 27, 1986 and engaged in the sale of life insurance and annuity products. We changed our corporate location to Arkansas on August 31, 1991. We are an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch"), a corporation whose common stock is traded on the New York Stock Exchange.


Our financial statements can be found in the Statement of Additional Information. You should consider them only in the context of our ability to meet any Contract obligation.

                                  THE ACCOUNT

The Merrill Lynch Life Variable Annuity Separate Account A (the "Account") offers through its subaccounts a variety of investment options. Each option has a different investment objective.

We established the Account on August 6, 1991. It is governed by Arkansas law, our state of domicile. The Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Account meets the definition of a separate account under the Federal securities laws. The Account's assets are segregated from all of our other assets.

SEGREGATION OF ACCOUNT ASSETS

Obligations to contract owners and beneficiaries that arise under the Contract are our obligations. We own all of the assets in the Account. The Account's income, gains, and losses, whether or not realized, derived from Account assets are credited to or charged against the Account without regard to our other income, gains or losses. The assets in each Account will always be at least equal to the reserves and other liabilities of the Account. If the Account's assets exceed the required reserves and other Contract liabilities, we may transfer the excess to our general account. Under Arkansas insurance law the assets in the Account, to the extent of its reserves and liabilities, may not be charged with liabilities arising out of any other business we conduct nor may the assets of the Account be charged with any liabilities of other separate accounts.

NUMBER OF SUBACCOUNTS; SUBACCOUNT INVESTMENTS


There are 30 subaccounts currently available through the Account. All subaccounts invest in a corresponding portfolio of the FAM Variable Series Funds, Inc. (the "Variable Series Funds"); the MLIG Variable Insurance Trust (the "MLIG Trust"); the AIM Variable Insurance Funds (the "AIM V.I. Funds"); the AllianceBernstein Variable Products Series Fund, Inc. (the "AllianceBernstein Fund"); the American Century Variable Portfolios, Inc. (the "American Century Portfolios"); the Davis Variable Account Fund, Inc. (the "Davis Fund"); the Federated Insurance Series (the "Federated Series"); the

MFS(R) Variable Insurance Trust(SM) (the "MFS Trust"); the PIMCO Variable Insurance Trust (the "PIMCO VIT Trust"); the Premier VIT; the Seligman Portfolios, Inc. (the "Seligman Portfolios"); or the Van Kampen Life Investment Trust (the "Van Kampen Trust"). Additional subaccounts may be added or closed in the future.


Although the investment objectives and policies of certain Funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment adviser, subadviser, manager, or sponsor, nevertheless, we do not represent or assure that the investment results will be comparable to any other portfolio, even where the investment adviser, subadviser, or manager is the same. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in fund performance. For all of these reasons, you should expect investment results to differ. In particular, certain funds available only through the Contract have names similar to funds not available through the Contract. The performance of a fund not available through the Contract does not indicate performance of the similarly named fund available through the Contract.

                           INVESTMENTS OF THE ACCOUNT

GENERAL INFORMATION AND INVESTMENT RISKS


Information about investment objectives, management, policies, restrictions, expenses, risks, and all other aspects of fund operations can be found in the Funds' prospectuses and Statements of Additional Information. Read these carefully before investing. Fund shares are currently sold to our separate accounts as well as separate accounts of ML Life Insurance Company of New York (an indirect wholly owned subsidiary of Merrill Lynch), and insurance companies not affiliated with us, to fund benefits under certain variable annuity and variable life insurance contracts. Shares of these funds may be offered to certain pension or retirement plans.



Generally, you should consider the Funds as long-term investments and vehicles for diversification, but not as a balanced investment program. Many of these Funds may not be appropriate as the exclusive investment to fund a Contract for all contract owners. The Fund prospectuses also describe certain additional risks, including investing on an international basis or in foreign securities and investing in lower rated or unrated fixed income securities. There is no guarantee that any Fund will be able to meet its investment objectives. Meeting these objectives depends upon future economic conditions and upon how well Fund management anticipates changes in economic conditions.



FAM VARIABLE SERIES FUNDS, INC. (FORMERLY, MERRILL LYNCH VARIABLE SERIES FUNDS, INC.)


The Variable Series Funds is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers Class I shares of 8 of its separate investment mutual fund portfolios under the Contract.


Merrill Lynch Investment Managers, L.P. ("MLIM") is the investment adviser to the Variable Series Funds. MLIM, together with its affiliates, Fund Asset Management, L.P., Merrill Lynch Asset Management U.K., Ltd., and Merrill Lynch Investment Managers International Ltd., (all of which may operate under the name, "Mercury Advisors"), is a worldwide mutual fund leader, and had a total of $476 billion in investment company and other portfolio assets under management as of March 31, 2005. It is registered as an investment adviser under the Investment Advisers Act of 1940. MLIM is an indirect subsidiary of Merrill Lynch, MLIM's principal business address is 800 Scudders Mill Road, Plainsboro, New Jersey 08536. As the investment adviser, it is paid fees by these Funds for its services. MLIM and Merrill Lynch Life Agency Inc. have entered into a Reimbursement Agreement that limits the operating expenses paid by each Fund of the Variable Series Funds in a given year to 1.25% of its average net assets. A summary of the investment objective and strategy for each Fund is set forth below.



MERCURY BASIC VALUE V.I. FUND (FORMERLY, MERRILL LYNCH BASIC VALUE V.I.
FUND). This Fund seeks capital appreciation and, secondarily, income by investing in securities, primarily equities, that management of the Fund believes are undervalued and therefore represent basic investment value.

MERCURY CORE BOND V.I. FUND (FORMERLY, MERRILL LYNCH CORE BOND V.I. FUND). This Fund seeks to obtain a high level of current income. Secondarily, the Fund seeks capital appreciation when consistent with the foregoing objective. The Fund invests primarily in fixed income securities of any kind rated investment grade, or, if unrated, of comparable quality.



MERCURY DOMESTIC MONEY MARKET V.I. FUND (FORMERLY, MERRILL LYNCH DOMESTIC MONEY MARKET V.I. FUND). This Fund seeks to preserve capital, maintain liquidity, and achieve the highest possible current income consistent with the foregoing objectives by investing in short-term domestic money market securities. Although the Mercury Domestic Money Market V.I. Fund seeks to preserve capital, it is possible to lose money by investing in this Fund. During extended periods of low interest rates, the yields of the Mercury Domestic Money Market V.I. Subaccount also may become extremely low and possibly negative.



MERCURY FUNDAMENTAL GROWTH V.I. FUND (FORMERLY, MERRILL LYNCH FUNDAMENTAL GROWTH V.I. FUND). This Fund seeks long-term growth of capital. The Fund purchases primarily common stocks of U.S. companies that Fund management believes have shown above-average rates of growth earnings over the long-term. The Fund will generally invest at least 65% of its total assets in equity securities.



MERCURY GOVERNMENT BOND V.I. FUND (FORMERLY, MERRILL LYNCH GOVERNMENT BOND V.I.
FUND). This Fund seeks the highest possible current income consistent with the protection of capital afforded by investing in debt securities issued or guaranteed by the U.S. Treasury or U.S. government agencies, and by instrumentalities.



MERCURY INDEX 500 V.I. FUND (FORMERLY, MERRILL LYNCH INDEX 500 V.I. FUND). This Fund seeks investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index(R)").



MERCURY INTERNATIONAL VALUE V.I. FUND (FORMERLY, MERRILL LYNCH INTERNATIONAL VALUE V.I. FUND). This Fund seeks to provide current income and long-term growth of income, accompanied by growth of capital. In investing the Fund's assets, the investment adviser follows a value style. This means that it buys stocks that it believes are currently undervalued by the market and thus would have a lower price than their true worth.



MERCURY VALUE OPPORTUNITIES V.I. FUND (FORMERLY, MERRILL LYNCH SMALL CAP VALUE V.I. FUND). This Fund seeks long term growth of capital by investing in a diversified portfolio of securities, primarily common stocks, of relatively small cap companies and emerging growth companies, regardless of size, that Fund management believes have special investment value.


MLIG VARIABLE INSURANCE TRUST

The MLIG Trust is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers shares of 8 of its separate investment portfolios under the Contract.


Roszel Advisors, LLC ("Roszel Advisors"), located at 1300 Merrill Lynch Drive, Pennington, New Jersey 08534, serves as the investment manager of the MLIG Trust and each of its portfolios. As investment manager, Roszel Advisors is responsible for overall management of the MLIG Trust and for retaining subadvisers to manage the assets of each portfolio according to its investment objective and strategies. The subadviser for each portfolio is listed below. Roszel Advisors is an indirect subsidiary of Merrill Lynch. As the investment manager, it is paid fees by the Funds for its services. Roszel Advisors pays all subadvisory fees, not the Fund. A summary of the investment objective and strategy for each Fund is set forth below.


ROSZEL/DELAWARE TREND PORTFOLIO. This Fund seeks long-term capital appreciation. The Portfolio pursues its investment objective by investing at least 65% of its total assets in small capitalization equity securities of companies that the adviser believes have a potential for high earnings growth rates. The subadviser for the Fund is Delaware Management Company.


ROSZEL/JP MORGAN SMALL CAP GROWTH PORTFOLIO. This Fund seeks long-term capital appreciation. The Fund pursues its investment objective by investing primarily in small capitalization equity securities of companies that the adviser believes have a potential for high earnings growth rates. The subadviser for the Fund is J.P. Morgan Investment Management Inc.

ROSZEL/LORD ABBETT AFFILIATED PORTFOLIO. This Fund seeks long-term capital appreciation and income. The Fund pursues its investment objective by investing primarily in large capitalization equity securities of seasoned U.S. and multinational companies that the adviser believes are undervalued by the market. The subadviser for the Fund is Lord, Abbett & Co. LLC.

ROSZEL/LORD ABBETT BOND DEBENTURE PORTFOLIO. This Fund seeks a high total return through both income and capital appreciation. The Fund invests primarily in a wide variety of income-bearing securities including convertible bonds and debt securities with equity warrants. The subadviser for the Fund is Lord, Abbett & Co. LLC.

ROSZEL/LORD ABBETT MID CAP VALUE PORTFOLIO. This Fund seeks long-term capital appreciation. The Fund pursues its investment objective by investing primarily in mid capitalization equity securities (generally, those with capitalizations between $500 million and $10 billion) that the adviser believes are undervalued by the market. The subadviser for the Fund is Lord, Abbett & Co. LLC.


ROSZEL/ALLIANZ CCM CAPITAL APPRECIATION PORTFOLIO (FORMERLY, ROSZEL/PIMCO CCM CAPITAL APPRECIATION PORTFOLIO). This Fund seeks long-term capital appreciation. The Fund pursues its investment objective by investing at least 65% of its total assets in large capitalization equity securities of companies that the adviser believes have a potential for high earnings growth rates. The subadviser for the Fund is Cadence Capital Management LLC.



ROSZEL/ALLIANZ NFJ SMALL CAP VALUE PORTFOLIO (FORMERLY, ROSZEL/PIMCO SMALL CAP VALUE PORTFOLIO). This Fund seeks long-term capital appreciation. The Fund pursues its investment objective by investing primarily in small capitalization equity securities that the adviser believes are undervalued by the market. The subadviser for the Fund is NFJ Investment Group L.P.


ROSZEL/SELIGMAN MID CAP GROWTH PORTFOLIO. This Fund seeks long-term capital appreciation. The Fund pursues its investment objective by investing primarily in mid capitalization equity securities of companies that the adviser believes have a potential for high earnings growth rates. The subadviser for the Fund is
J. & W. Seligman & Co. Incorporated.

AIM VARIABLE INSURANCE FUNDS


The AIM Variable Insurance Funds is registered with the Securities and Exchange Commission as an open-end, series, management investment company. It currently offers Series I shares of two of its separate investment portfolios under the Contract.



A I M Advisors, Inc. ("AIM"), located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, serves as the investment adviser to each of the AIM Variable Insurance Funds. As the investment adviser, AIM is paid fees by the Funds for its services. A summary of the investment objective and strategy for each Fund is set forth below.


AIM V.I. INTERNATIONAL GROWTH FUND. This Fund seeks to provide long-term growth of capital by investing in a diversified portfolio of international equity securities whose issuers are considered to have strong earnings momentum.


AIM V.I. PREMIER EQUITY FUND. This Fund seeks to achieve long-term growth of capital. Income is a secondary objective. The Fund invests normally at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities including convertible securities. The Fund may also invest in preferred stocks and debt instruments that have prospects for growth of capital.


ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.


The AllianceBernstein Variable Products Series Fund is registered with the Securities and Exchange Commission as an open-end management investment company and its investment adviser is Alliance Capital Management L.P. ("Alliance"). It currently offers Class A shares of two of its separate investment portfolios under the Contract.



Alliance is located at 1345 Avenue of the Americas, New York, New York 10105 and serves as the investment adviser to each Fund of the AllianceBernstein Fund. Alliance Capital Management Corporation ("ACMC"), the sole general partner of Alliance, is an indirect wholly owned subsidiary of The Equitable

Life Assurance Society of the United States, which is in turn a wholly owned subsidiary of AXA Financial, Inc., a holding company which is controlled by AXA, a French insurance holding company for an international group of insurance and related financial services companies. As the investment adviser, Alliance is paid fees by the Alliance Variable Products Series Fund, on behalf of each of the Portfolios for its services. A summary of the investment objective and strategy for each Fund is set forth below.


ALLIANCEBERNSTEIN GROWTH AND INCOME PORTFOLIO. This Fund seeks reasonable current income and reasonable opportunity for appreciation through investing primarily in dividend-paying stocks of good quality.


ALLIANCEBERNSTEIN LARGE CAP GROWTH PORTFOLIO (FORMERLY, ALLIANCEBERNSTEIN PREMIER GROWTH PORTFOLIO). This Fund seeks growth of capital by pursuing aggressive investment policies. Since investments will be made based upon their potential for capital appreciation, current income is incidental to the objective of capital growth. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in common stocks of large-capitalization companies. For these purposes, "large-capitalization companies" will be those that, at the time of investment, have market capitalizations within the range of market capitalizations of companies appearing in the Russell 1000(R) Growth Index.


AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

The American Century Portfolios is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers Class I shares of one of its separate investment portfolios under the Contract. American Century Investment Management, Inc. ("ACIM"), located at 4500 Main Street, Kansas City, Missouri 64111, serves as investment adviser to the American Century Portfolios. As the investment adviser, ACIM is paid fees by the Fund for its services. A summary of the investment objective and strategy for this Fund is set forth below.

VP ULTRA(R) FUND. This Fund seeks long-term capital growth. The fund managers look for stocks of large companies they believe will increase in value over time, using a growth investment strategy developed by ACIM. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating pace. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

DAVIS VARIABLE ACCOUNT FUND, INC.

The Davis Fund is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers shares of one of its separate investment portfolios under the Contract. Davis Selected Advisers, LP ("Davis Advisers"), located at 2949 East Elvira Road, Tucson, Arizona 85706 serves as the investment adviser to the Davis Value Portfolio. As the investment adviser, Davis Advisers is paid fees by the Fund for its services. Davis Selected Advisers-NY, Inc. ("Davis Advisers-NY") serves as the subadviser to the Davis Value Portfolio. Davis Advisers-NY is a wholly owned subsidiary of Davis Advisers. Davis Advisers pays the subadvisory fee, not the Davis Value Portfolio. A summary of the investment objective and strategy for the Fund is set forth below.


DAVIS VALUE PORTFOLIO. This Fund seeks to provide long-term growth of capital. The Fund invests primarily in common stock of U.S. companies with market capitalizations of at least $10 billion. The Portfolio Managers select common stock of quality overlooked growth companies at value prices to hold them for the long term.


FEDERATED INSURANCE SERIES

The Federated Series is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers Primary Shares of two of its separate investment portfolios under the Contract. Federated Equity Management Company of Pennsylvania ("FEMCOPA"), located at Federated Investors Tower, 1001 Liberty Ave., Pittsburgh, PA 15222-3779, serves as investment adviser to the Federated Series. FEMCOPA is a subsidiary of Federated Investors, Inc. As the investment adviser, FEMCOPA is paid fees by the Funds for its services. Federated Global Investment Management

Corp., a subsidiary of Federated Investors, Inc., is the subadviser for Federated Kaufmann Fund II. FEMCOPA pays the subadvisory fees, not the Fund. A summary of the investment objective and strategy for each Fund is set forth below.

FEDERATED CAPITAL APPRECIATION FUND II. This Fund seeks capital appreciation. The Fund pursues its investment objective by investing primarily in common stock of companies with large and medium market capitalizations that offer superior growth prospects or of companies whose stock is undervalued.


FEDERATED KAUFMANN FUND II. This Fund seeks capital appreciation. In seeking to achieve its objective, the Fund invests primarily in the stocks of small and medium-sized companies that are traded on national security exchanges, the NASDAQ stock market and on the over-the-counter market. Up to 25% of the Fund's net assets may be invested in foreign securities.


MFS(R) VARIABLE INSURANCE TRUST(SM)

The MFS Trust is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers Initial Class shares of one of its separate investment portfolios under the Contract.

MFS(R) Investment Management ("MFS"), located at 500 Boylston Street, Boston, Massachusetts 02116, serves as the investment adviser to the Fund. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly owned subsidiary of Sun Life Financial Services of Canada, Inc. (a diversified financial services organization). As the investment adviser, MFS is paid fees by the Fund for its services. A summary of the investment objective and strategy for the Fund is set forth below.


MFS(R) EMERGING GROWTH SERIES. This Fund seeks long-term growth of capital. The Fund invests, under normal market conditions, at least 65% of its net assets in common stocks and related securities of emerging growth companies. These companies are companies that the Fund's adviser believes are either early in their life cycle but have the potential to become major enterprises or are major enterprises which the adviser believes have above-average growth prospects or whose rates of earnings growth are expected to accelerate.



PIMCO VARIABLE INSURANCE TRUST


The PIMCO VIT Trust is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers Administrative Class shares of one of its separate investment portfolios under the Contract.

Pacific Investment Management Company LLC ("PIMCO"), located at 840 Newport Center Drive, Newport Beach, California 92660, serves as the investment adviser to the Total Return Portfolio. PIMCO is a majority-owned subsidiary of Allianz Dresdner Asset Management of America L.P. As the investment adviser, PIMCO is paid fees by the Fund for its services. A summary of the investment objective and strategy for the Fund is set forth below.


TOTAL RETURN PORTFOLIO. This Fund seeks to maximize total return, consistent with preservation of capital and prudent investment management. Under normal circumstances, the Fund invests at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration normally varies within a three- to six-year time frame based on PIMCO's forecast for interest rates.



PREMIER VIT (FORMERLY, PIMCO ADVISORS VIT)



Premier VIT is registered with the Securities and Exchange Commission as an open-end, diversified management investment company. It currently offers shares of one of its separate investment portfolios under the Contract. OpCap Advisors LLC ("OpCap Advisors"), located at 1345 Avenue of the Americas, New York, New York 10105, serves as the investment adviser to the Fund. OpCap Advisors is a subsidiary of Oppenheimer Capital, an investment advisory firm. As the investment adviser, OpCap Advisors is paid fees by the Fund for its services. A summary of the investment objective and strategy for the Fund is set forth below.

OPCAP RENAISSANCE PORTFOLIO (FORMERLY, PEA RENAISSANCE PORTFOLIO). This Fund seeks long term capital appreciation and income. The Fund invests, under normal conditions, at least 65% of its assets in common stocks of companies with below-average valuations whose business fundamentals are expected to improve. Although the Fund typically invests in companies with market capitalizations of $1 billion to $10 billion at the time of investment, it may invest in companies in any capitalization range. To achieve income, the Fund invests a portion of its assets in income-producing (i.e., dividend-paying) stocks.

SELIGMAN PORTFOLIOS, INC.

The Seligman Portfolios is registered with the Securities and Exchange Commission as an open-end diversified management investment company. It currently offers Class 1 shares of one of its separate investment portfolios under the Contract.

J. & W. Seligman & Co. Incorporated ("Seligman"), located at 100 Park Avenue, New York, New York 10017 serves as the investment adviser to the Seligman Small-Cap Value Portfolio. As the investment adviser, Seligman is paid fees by the Fund for its services. A summary of the investment objective and strategy for the Fund is set forth below.

SELIGMAN SMALLER-CAP VALUE PORTFOLIO (FORMERLY, SELIGMAN SMALL-CAP VALUE PORTFOLIO). This Fund seeks long-term capital appreciation. Generally, the Fund invests at least 80% of its net assets in the common stocks of "value" companies with smaller market capitalization of $3 billion or less at the time of purchase. Value companies are those companies that the Fund manager believes have been undervalued, either historically, by the market, or by their peers.

VAN KAMPEN LIFE INVESTMENT TRUST

The Van Kampen Trust is registered with the Securities and Exchange Commission as a diversified open-end management company. It currently offers Class I shares of two of its separate investment portfolios under the Contract.

Van Kampen Asset Management ("Van Kampen Management"), located at 1221 Avenue of the Americas, New York, NY 10020, serves as the portfolios' investment adviser, and is a wholly owned subsidiary of Van Kampen Investments Inc. Van Kampen Investments Inc. is an indirect wholly owned subsidiary of Morgan Stanley. As the investment adviser, Van Kampen Management is paid fees by the Fund for its services. A summary of the investment objective and strategy for each Fund is set forth below.

COMSTOCK PORTFOLIO. This Fund seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks. The Portfolio emphasizes a value style of investing seeking well-established, undervalued companies believed by the Portfolio's investment adviser to possess the potential for capital growth and income. The Portfolio may invest up to 25% of its total assets in securities of foreign issuers.

EMERGING GROWTH PORTFOLIO. The investment objective of the Fund is to seek capital appreciation. Under normal market conditions, the Fund's investment adviser seeks to achieve the Fund's investment objective by investing at least 65% of the Fund's total assets in a portfolio of common stocks of companies considered by the Fund's investment adviser to be emerging growth companies.

CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE FUNDS

We (and our affiliates) receive payments, which may be significant, from the investment adviser (or affiliates thereof) of the Funds for administrative and other services related to Account operations. This compensation is paid out of the adviser's (or affiliate's) own resources and not out of Fund assets, and thus does not decrease the Funds' investment returns. The amount of this compensation is based on a percentage of the assets of the particular Funds attributable to the Contract and to certain other variable insurance contracts that we and our affiliates issue. These percentages differ, and some advisers (or affiliates) may pay more than others. Currently, we receive administrative service payments ranging from 0.15% to 0.375%.

Additionally, retail mutual funds managed by the advisers or subadvisers of the Funds may be sold through our affiliate, MLPF&S, which also distributes the Contracts. These advisers and subadvisers (or their affiliates) may compensate MLPF&S, as a selling firm, with payments or non-cash compensation, such as compensation for certain marketing and distribution services, in connection with the retail mutual funds that they manage. In addition, consistent with NASD rules, Fund distributors and/or their affiliates may pay for or make contributions to MLPF&S for training and education seminars for MLPF&S employees, clients and potential clients, due diligence meetings regarding their funds, recreational activities, or other non-cash items. From time to time, MLPF&S may recognize certain Financial Advisors through promotional programs that include mutual funds. These programs may reward Financial Advisors with compensation, including attendance at off-site locations and/or various employee training sessions that may be sponsored or co-sponsored by mutual fund companies whose funds MLPF&S makes available, including the Fund advisers and/or subadvisers. These amounts may be significant and these programs may provide the Fund adviser and subadviser (or their affiliates) with increased visibility to MLPF&S's Financial Advisors, which are also involved in the distribution of the Contracts.



Furthermore, Merrill Lynch receives additional compensation on assets invested in Merrill Lynch's proprietary Funds (i.e., FAM Variable Series Funds, Inc. and the MLIG Variable Insurance Trust) because its affiliates receive compensation from the Funds for investment advisory, administrative, transfer agency, distribution, and/or other services. Thus, Merrill Lynch may receive more revenue with respect to proprietary Funds than nonproprietary Funds.



SELECTION OF UNDERLYING FUNDS



We select the underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and/or the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Fund's adviser is one of our affiliates or whether the Fund, its adviser, or an affiliate will compensate us or our affiliates for providing certain administrative and other services, as described above. We review the Funds periodically and may remove a Fund or limit its availability to new premiums and/or transfers of contract value if we determine that the Fund no longer meets one or more of the selection criteria, and/or if the Fund has not attracted significant allocations from contract owners.



You are responsible for choosing the subaccounts or an asset allocation model (See "Asset Allocation Program"), and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the Funds that is available to you, including each Fund's prospectus, statement of additional information, and annual and semi/annual reports. After you select subaccounts or a model for your initial premium payment, you should monitor and periodically reevaluate your allocations to determine if they are still appropriate.



THE COMPANY DOES NOT PROVIDE INVESTMENT ADVICE AND DOES NOT RECOMMEND OR ENDORSE ANY PARTICULAR UNDERLYING FUND OR MODEL. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE FUNDS YOU HAVE CHOSEN.


PURCHASES AND REDEMPTIONS OF FUND SHARES; REINVESTMENT

The Account will purchase and redeem shares of the Funds at net asset value to provide benefits under the Contract. Fund distributions to the Account are automatically reinvested at net asset value in additional shares of the Funds.

MATERIAL CONFLICTS, SUBSTITUTION OF INVESTMENTS AND CHANGES TO THE ACCOUNT

It is conceivable that material conflicts could arise as a result of both variable annuity and variable life insurance separate accounts investing in the Funds. Although no material conflicts are foreseen, the participating insurance companies will monitor events in order to identify any material conflicts between variable annuity and variable life insurance contract owners to determine what action, if any, should be taken. Material conflicts could result from such things as (1) changes in state insurance law, (2) changes in Federal income tax law or (3) differences between voting instructions given by variable annuity and variable life insurance contract owners. If a conflict occurs, we may be required to eliminate one or more subaccounts of the Account or substitute a new subaccount. In responding to any conflict, we will take the action we believe necessary to protect our contract owners.

We may substitute a different investment option for any of the current Funds. A substitution may become necessary if, in our judgment, a portfolio no longer suits the purposes of the Contracts or for any other reason in our sole discretion. This may happen due to a change in laws or regulations, or a change in a portfolio's investment objectives or restrictions, or because the portfolio is no longer available for investment, or for some other reason. A substituted portfolio may have different fees and expenses. Substitution may be made with respect to existing contract value or future premium payments, or both for some or all classes of Contracts. Furthermore, we may close subaccounts to allocation of premium payments or contract value, or both for some or all classes of Contracts, at any time in our sole discretion. However, before any such substitution, we would obtain any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. We will notify you of any substitutions.

We may also add new subaccounts to the Account, eliminate subaccounts in the Account, deregister the Account under the Investment Company Act of 1940 (the "1940 Act"), make any changes required by the 1940 Act, operate the Account as a managed investment company under the 1940 Act or any other form permitted by law, transfer all or a portion of the assets of a subaccount or separate account to another subaccount or separate account pursuant to a combination or otherwise, and create new separate accounts. Before we make certain changes, we may need approval of the Securities and Exchange Commission and applicable state insurance departments. We will notify you of any changes.

                             CHARGES AND DEDUCTIONS

We deduct the charges described below to cover costs and expenses, services provided, and risks assumed under the Contracts. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits.

ASSET-BASED INSURANCE CHARGE

We currently impose an asset-based insurance charge on the Account that equals 1.59% annually. It will never exceed 1.59%.

We deduct this charge daily from the net asset value of the subaccounts prior to the annuity date. This amount compensates us for mortality risks we assume for the annuity payment and death benefit guarantees made under the Contract. These guarantees include making annuity payments which won't change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the Contract.

The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing Contracts, maintaining records, and performing accounting, regulatory compliance, and reporting functions. Finally, this charge compensates us for costs associated with the establishment, administration, and distribution of the Contract, including programs like transfers and Dollar Cost Averaging.

If the asset-based insurance charge is inadequate to cover the actual expenses of mortality, maintenance, administration, and distribution, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit.

CONTRACT FEE

We may charge a $40 contract fee at the end of each contract year. We will only impose this fee if the greater of contract value, or premiums less withdrawals, is less than $25,000. Accordingly, if you have not made any withdrawals from your Contract (or your withdrawals have not decreased your investment in the Contract below $25,000), we will not impose this annual fee.

The contract fee reimburses us for additional expenses related to maintenance of certain Contracts with lower contract values. We do not deduct the contract fee after the annuity date. The contract fee will never increase.

If the contract fee applies, we will deduct it as follows:

     - We deduct this fee from your contract value at the end of each contract year that occurs on or before the annuity date.

     - We deduct this fee from your contract value if you surrender the contract on any date other than a contract anniversary.

     - We deduct this fee on a pro rata basis from all subaccounts in which your contract value is invested.

Currently, a contract owner of more than three of these Contracts will be assessed no more than $120 in contract fees annually. We reserve the right to change this limit on contract fees at any time.

ESTATE ENHANCER CHARGE

If you elect Estate Enhancer, we deduct a charge annually at the end of each contract year equal to 0.25% of the average of your contract values as of the end of each of the prior four contract quarters. We won't deduct this charge after the annuity date. We will impose a pro rata amount of this charge upon surrender, annuitization, death, or termination of the rider between contract anniversaries. We deduct this charge regardless of whether the Estate Enhancer benefit has any value.

OTHER CHARGES

     TRANSFER CHARGES

You may make up to twelve transfers among subaccounts per contract year without charge. If you make more than twelve, we may, but currently do not, charge you $25 for each extra transfer. We deduct this charge pro rata from the subaccounts from which you are transferring contract value. Currently, transfers made by us under the Dollar Cost Averaging Program, the Asset Allocation Program, and the Rebalancing Program will not count toward the twelve transfers permitted among subaccounts per contract year without charge. (See "Dollar Cost Averaging Program", "Asset Allocation Program", "Rebalancing Program", and "Transfers Among Subaccounts".)

     TAX CHARGES

We reserve the right, subject to any necessary regulatory approval, to charge for assessments or Federal premium taxes or Federal, state or local excise, profits or income taxes measured by or attributable to the receipt of premiums. We also reserve the right to deduct from the Account any taxes imposed on the Account's investment earnings. (See "Tax Status of the Contract".)

     FUND EXPENSES

In calculating net asset values, the Funds deduct advisory fees and operating expenses from assets. (See "Fee Table".) Information about those fees and expenses also can be found in the prospectuses for the Funds, and in the applicable Statement of Additional Information for each Fund.

     PREMIUM TAXES

Various states impose a premium tax on annuity premiums when they are received by an insurance company. In other jurisdictions, a premium tax is paid on the contract value on the annuity date.


Premium tax rates vary from jurisdiction to jurisdiction and currently range from 0% to 4.0%. Although we pay these taxes when due, we won't deduct them from your contract value until the annuity date. In those jurisdictions that do not allow an insurance company to reduce its current taxable premium income by the amount of any withdrawal, surrender or death benefit paid, we will also deduct a charge for these taxes on any withdrawal, surrender or death benefit paid under the Contract.

Premium tax rates are subject to change by law, administrative interpretations, or court decisions. Premium tax amounts will depend on, among other things, the contract owner's state of residence, our status within that state, and the premium tax laws of that state.

                     FEATURES AND BENEFITS OF THE CONTRACT

As we describe the contract, we will often use the word "you". In this context "you" means "contract owner".

OWNERSHIP OF THE CONTRACT

The contract owner is entitled to exercise all rights under the Contract. Unless otherwise specified, the purchaser of the Contract will be the contract owner. The Contract can be owned by a trust or a corporation. However, special tax rules apply to Contracts owned by "non-natural persons" such as corporations or trusts. If you are a human being, you are considered a "natural person." You may designate a beneficiary. If you die, the beneficiary will receive a death benefit. You may also designate an annuitant. You may change the annuitant at any time prior to the annuity date. If you don't select an annuitant, you are the annuitant. If your Contract is held in a qualified plan, you should consult with a qualified tax adviser regarding these designations.

If a non-natural person owns the Contract and changes the annuitant, the Internal Revenue Code (IRC) requires us to treat the change as the death of a contract owner. We will then pay the beneficiary the death benefit.

Only spouses may be co-owners of the Contract, except in Pennsylvania, New Jersey, and Oregon. In addition, when the Contract is issued in exchange for another contract that was co-owned by non-spouses, the Contract will be issued with non-spousal co-owners. When co-owners are established, they exercise all rights under the Contract jointly unless they elect otherwise. Co-owner spouses must each be designated as beneficiary for the other. Co-owners may also designate a beneficiary to receive benefits on the surviving co-owner's death. Qualified Contracts may not have co-owners.

You may assign the Contract to someone else by giving notice to our Service Center. Only complete ownership of the Contract may be assigned to someone else. You can't do it in part. An assignment to a new owner cancels all prior beneficiary designations except a prior irrevocable beneficiary designation. Assignment of the Contract may have tax consequences or may be prohibited on certain qualified Contracts, so you should consult with a qualified tax advisor before assigning the Contract. (See "Federal Income Taxes".)

ISSUING THE CONTRACT

     ISSUE AGE

You can buy a nonqualified Contract if you (and any co-owner) are less than 90 years old. Annuitants on nonqualified Contracts must also be less than 90 years old (89 in New Jersey) when we issue the Contract. For qualified Contracts (owned by natural persons), the contract owner and annuitant must be the same person. Contract owners and annuitants on qualified Contracts must be less than 70 1/2 years old when we issue the Contract, unless certain exceptions are met.

     INFORMATION WE NEED TO ISSUE THE CONTRACT

Before we issue the Contract, we need certain information from you. We may require you to complete and return a written application in certain circumstances, such as when the Contract is being issued to replace, or in exchange for, another annuity or life insurance contract. Once we review and approve the application or the information provided, and you pay the initial premium, we'll issue a Contract. Generally, we'll issue the Contract and invest the premium within two business days of our receiving your premium. If we haven't received necessary information within five business days, we will return the premium and no Contract will be issued.

     TEN DAY RIGHT TO REVIEW


When you receive the Contract, review it carefully to make sure it is what you intended to purchase. Generally, within ten days after you receive the Contract, you may return it for a refund. The Contract will then be deemed void. Some states allow a longer period of time to return the Contract, particularly if the Contract is replacing another contract. To receive a refund, return the Contract to our Service Center or to the Financial Advisor who sold it. We will then refund the greater of all premiums paid into the Contract or the contract value as of the date you return the Contract. For Contracts issued in Pennsylvania, we'll refund the contract value as of the date you return the Contract. For Contracts issued in California to contract owners who are 60 years of age or older and who directed us on the application to invest the premiums immediately in subaccount(s) other than the Mercury Domestic Money Market V.I. Subaccount, we will refund the contract value as of the date you return the Contract.


PREMIUMS

     MINIMUM AND MAXIMUM PREMIUMS

The initial premium payment must be $25,000 or more. Subsequent premium payments generally must each be $100 or more. You can make subsequent premium payments at any time before the annuity date. The maximum premium that will be accepted without Company approval is $1,000,000. We may refuse to issue a Contract or accept additional premiums under your Contract if the total premiums paid under all variable annuity contracts issued by us and our affiliate, ML Life Insurance Company of New York, on your life (or the life of any older co-owner) exceed $1,000,000. We also reserve the right to reject premium payments for any other reason.

The Contract is available as a nonqualified contract or tax sheltered annuity or may be issued as an IRA or purchased through an established IRA or Roth IRA custodial account with MLPF&S. Federal law limits maximum annual contributions to qualified Contracts. Transfer amounts from tax sheltered annuity plans that are not subject to the Employee Retirement Income Security Act of 1974, as amended, will be accepted as premium payments, as permitted by law. Other premium payments will not be accepted under a Contract used as a tax sheltered annuity. We may waive the $100 minimum for premiums paid under IRA Contracts held in custodial accounts with MLPF&S where you're transferring the complete cash balance of such account into a Contract.

     HOW TO MAKE PAYMENTS

You can pay premiums directly to our Service Center at the address printed on the first page of this Prospectus or have money debited from your MLPF&S brokerage account.

     AUTOMATIC INVESTMENT FEATURE

You may make systematic premium payments on a monthly, quarterly, semi-annual or annual basis. Each payment must be for at least $100. Premiums paid under this feature must be deducted from an MLPF&S brokerage account specified by you and acceptable to us. You must specify how premiums paid under this feature will be allocated among the subaccounts. If you select the Asset Allocation Program or the Rebalancing Program, premiums will be allocated based on the model or the specified subaccounts and percentages you have selected. You may change the specified premium amount, the premium allocation, or cancel the Automatic Investment Feature at any time upon notice to us. We reserve the right to make changes to this program at any time.

     PREMIUM INVESTMENTS


For the first 14 days following the contract date, we will hold all premiums in the Mercury Domestic Money Market V.I. Subaccount. After the 14 days, we will reallocate the contract value to the subaccounts you selected. In Pennsylvania, we will invest all premiums as of the contract date in the subaccounts you selected. For Contracts issued in California, for contract owners who are 60 years of age or older, we will put all premiums in the Mercury Domestic Money Market V.I. Subaccount for the first 35 days following the contract date, unless the contract owner directs us to invest the premiums immediately in other subaccounts.

Currently, you may allocate your premium among 18 of the subaccounts. Allocations must be made in whole numbers. For example, 12% of a premium received may be allocated to the Mercury Basic Value V.I. Subaccount, 58% allocated to the Mercury Government Bond V.I. Subaccount, and 30% allocated to the Mercury Index 500 V.I. Subaccount. However, you may not allocate 33 1/3% to the Mercury Basic Value V.I. Subaccount and 66 2/3% to the Mercury Government Bond V.I. Subaccount. If we don't get allocation instructions when we receive subsequent premiums, we will allocate those premiums according to the allocation instructions you last gave us. We reserve the right to modify the limit on the number of subaccounts to which future allocations may be made.


ACCUMULATION UNITS

Each subaccount has a distinct value, called the accumulation unit value. The accumulation unit value for a subaccount varies daily with the performance and expenses of the corresponding fund. We use this value to determine the number of subaccount accumulation units represented by your investment in a subaccount.

                    HOW ARE MY CONTRACT TRANSACTIONS PRICED?

We calculate an accumulation unit value for each subaccount at the close of business on each day that the New York Stock Exchange is open. Transactions are priced, which means that accumulation units in your Contract are purchased (added to your Contract) or redeemed (taken out of your Contract), at the unit value next calculated after our Service Center receives notice of the transaction. For premium payments and transfers into a subaccount, units are purchased. For payment of Contract proceeds (i.e., withdrawals, surrenders, annuitization, and death benefits), transfers out of a subaccount, and deductions for any contract fee, any Estate Enhancer charge, any transfer charge, and any premium taxes due, units are redeemed.

                    HOW DO WE DETERMINE THE NUMBER OF UNITS?

We determine the number of accumulation units purchased by dividing the dollar value of the premium payment or the amount transferred into the subaccount by the value of one accumulation unit for that subaccount for the valuation period in which a premium payment or transfer is made. Similarly, we determine the number of accumulation units redeemed by dividing the dollar value of the amount of the Contract proceeds (i.e., withdrawals, surrenders, annuitization, and death benefits), transfers out of a subaccount, and deductions for any contract fee, any Estate Enhancer charge, any transfer charge, and any premium taxes due from a subaccount by the value of one accumulation unit for that subaccount for the valuation period in which the redemption is made. The number of subaccount accumulation units for a Contract will therefore increase or decrease as these transactions are made. The number of subaccount accumulation units for a Contract will not change as a result of investment experience or the deduction of asset-based insurance charges. Instead, this charge and investment experience are reflected in the accumulation unit value.

When we establish a subaccount, we set an initial value for an accumulation unit (usually, $10). Accumulation unit values increase, decrease, or stay the same from one valuation period to the next. An accumulation unit value for any valuation period is determined by multiplying the accumulation unit value for the prior valuation period by the net investment factor for the subaccount for the current valuation period.

The net investment factor is an index used to measure the investment performance of a subaccount from one valuation period to the next. For any subaccount, we determine the net investment factor by dividing the value of the assets of the subaccount for that valuation period by the value of the assets of the subaccount for the preceding valuation period. We subtract from that result the daily equivalent of the asset-based insurance charge for the valuation period. We also take reinvestment of dividends and capital gains into account when we determine the net investment factor.

We may adjust the net investment factor to make provisions for any change in tax law that requires us to pay tax on earnings in the Account or any charge that may be assessed against the Account for assessments or premium taxes or Federal, state or local excise, profits or income taxes measured by or attributable to the receipt of premiums. (See "Other Charges".)

DEATH OF ANNUITANT PRIOR TO ANNUITY DATE

If the annuitant dies before the annuity date, and the annuitant is not a contract owner, the owner may designate a new annuitant. If a new annuitant is not designated, the contract owner will become the annuitant unless any owner is not a natural person. If any contract owner is not a natural person, no new annuitant may be named and the death benefit will be paid to the beneficiary.

TRANSFERS AMONG SUBACCOUNTS

     GENERAL

Before the annuity date, you may transfer all or part of your contract value among the subaccounts up to twelve times per contract year without charge. You can make additional transfers among subaccounts, but we may charge you $25 for each extra transfer. We will deduct the transfer charge pro rata from among the subaccounts you're transferring from. Currently, transfers made by us under the Dollar Cost Averaging Program, the Asset Allocation Program, and the Rebalancing Program will not count toward the twelve transfers permitted among subaccounts per contract year without charge. (See "Dollar Cost Averaging Program", "Asset Allocation Program", and "Rebalancing Program".) We reserve the right to change the number of additional transfers permitted each contract year.

Transfers among subaccounts may be made in specific dollar amounts or as a percentage of contract value. You must transfer at least $100 or the total value of a subaccount, if less.

You may request transfers in writing or by telephone, once we receive proper telephone authorization. Transfer requests may also be made through your Merrill Lynch Financial Advisor, or another person you designate, once we receive proper authorization. Transfers will take effect as of the end of the valuation period on the date the Service Center receives the request. Where you or your authorized representative have not given instructions to a Service Center representative prior to 4:00 p.m. (ET), even if due to our delay in answering your call, we will consider telephone transfer requests to be received the following business day. (See "Other Information -- Notices and Elections" for additional information on potential delays applicable to telephone transactions.)

     DISRUPTIVE TRADING


Frequent or short-term transfers among subaccounts, such as those associated with "market timing" transactions, can adversely affect the Funds and the returns achieved by contract owners. In particular, such transfers may dilute the value of the Fund shares, interfere with the efficient management of the Funds' investments, and increase brokerage and administrative costs of the Funds. Accordingly, frequent or short-term transfers by a contract owner among the subaccounts may adversely affect the long-term performance of the Funds, which may, in turn, adversely affect other contract owners and other persons who may have an interest in the Contract (e.g., annuitants and beneficiaries). In order to try to protect our contract owners and the Funds from potentially disruptive or harmful trading activity, we have adopted certain policies and procedures ("Disruptive Trading Procedures"). We employ various means to try to detect such transfer activity, such as periodically examining the number of "round trip" transfers into and out of particular subaccounts made by contract owners within given periods of time and/or examining transfer activity identified by the Funds on a case-by-case basis.



Our policies and procedures may result in restrictions being applied to contract owners who are found to be engaged in disruptive trading activities. Contract owners will receive one warning in writing prior to imposition of any restrictions on transfers. If a "warned" contract owner engages in any further disruptive trading activities within the six-month period following receipt of a warning letter, we will notify the contract owner in writing of the restrictions that will apply to future transfers under a Contract. Currently, our restrictions require such contract owners to submit all future transfer requests through regular U.S. mail (thereby refusing to accept transfer requests via overnight delivery service, telephone, Internet, facsimile, other electronic means, or through your Financial Advisor). We currently do not, but may in the future, impose different restrictions, such as:



   -  requiring a minimum time period between each transfer;


   - not accepting a transfer request from a third party acting under authorization on behalf of more than one contract owner;


   - limiting the dollar or percentage of contract value that may be transferred among the subaccounts at any one time;


   -  imposing a redemption fee on certain transfers; and


   - refusing to execute future transfer requests that violate our Disruptive Trading Procedures.



Because we have adopted our Disruptive Trading Procedures as a preventative measure to protect contract owners from the potential adverse effects of harmful trading activity, we will impose the restriction stated in the notification on that contract owner even if we cannot identify, in the particular circumstances, any harmful effect from that contract owner's future transfers.



Despite our best efforts, we cannot guarantee that our Disruptive Trading Procedures will detect every potential market timer, but we apply our Disruptive Trading Procedures consistently to all contract owners without special arrangement, waiver, or exception. Our ability to detect and deter such transfer activity may be limited by our operational systems and technological limitations. Furthermore, the identification of contract owners determined to be engaged in disruptive or harmful transfer activity involves judgments that are inherently subjective. In our sole discretion, we may revise our Disruptive Trading Procedures at any time without prior notice as necessary to better detect and deter frequent or short-term transfers that may adversely affect other contract owners or the Funds, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers.



The Funds available as investment options under the Contract may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Funds describe any such policies and procedures. The disruptive trading policies and procedures of a Fund may be different, and more or less restrictive, than our Disruptive Trading Procedures or the disruptive trading policies and procedures of other Funds. You should be aware that we may not have the contractual obligation or the operational capacity to apply the disruptive trading policies and procedures of the respective Funds that would be affected by the transfers. Accordingly, contract owners and other persons with interests in the Contracts should assume that the sole protection they may have against potential harm from frequent transfers is the protection provided by our Disruptive Trading Procedures.



Contract owners and other persons with interests in the Contracts also should be aware that the purchase and redemption orders received by the Funds generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Funds' ability to apply their respective disruptive trading policies and procedures. We cannot guarantee that the Funds (and thus our contract owners) will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Funds. In addition, if a Fund believes that an omnibus order we submit may reflect one or more transfer requests from contract owners engaged in disruptive trading activity, the Fund may reject the entire omnibus order.

In the future, some Funds may begin imposing redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the Funds. To the extent permitted by applicable law, we also reserve the right to refuse to make a transfer at any time that we are unable to purchase or redeem shares of any of the Funds available through the Account, including any refusal or restriction on purchases or redemptions of their shares as a result of a Fund's own policies and procedures on disruptive trading activities.



DOLLAR COST AVERAGING PROGRAM


     WHAT IS IT?

The Contract offers an optional transfer program called Dollar Cost Averaging ("DCA"). This program allows you to reallocate money at monthly intervals from a designated subaccount to one or more other subaccounts. The DCA Program is intended to reduce the effect of short term price fluctuations on investment cost. Since we transfer the same dollar amount to selected subaccounts monthly, the DCA Program allows you to purchase more accumulation units when prices are low and fewer accumulation units when prices are high. Therefore, you may achieve a lower average cost per accumulation unit over the long-term. However, it is important to understand that a DCA Program does not assure a profit or protect against loss in a declining market. If you choose to participate in the DCA Program you should have the financial ability to continue making transfers through periods of fluctuating markets.

If you choose to participate in the DCA Program, each month we will transfer amounts from the subaccount that you designate and allocate them, in accordance with your allocation instructions, to the subaccounts that you select.

If you choose the Asset Allocation Program or the Rebalancing Program, you cannot use the DCA Program. We reserve the right to make changes to this program at any time.

     PARTICIPATING IN THE DCA PROGRAM

You can choose the DCA Program any time before the annuity date. You may elect the DCA Program in writing or by telephone, once we receive proper telephone authorization. Once you start using the DCA Program, you must continue it for at least three months. After three months, you may cancel the DCA Program at any time by notifying us in a form satisfactory to us. Once you reach the annuity date, you may no longer use this program.

     MINIMUM AMOUNTS

To elect the DCA Program, you need to have a minimum amount of money in the designated subaccount. We determine the amount required by multiplying the specified length of your DCA Program in months by your specified monthly transfer amount. Amounts of $100 or more must be allotted for transfer each month in the DCA Program. We reserve the right to change these minimums. Allocations must be designated in whole percentage increments. No specific dollar amount designations may be made. Should the amount in your selected subaccount drop below the selected monthly transfer amount, we'll notify you that you need to put more money in to continue the program.

     WHEN DO WE MAKE DCA TRANSFERS?

You select the date for DCA transfers, within certain limitations. We will make the first DCA transfer on the selected date following the later of 14 days after the contract date or the date we receive notice of your DCA election at our Service Center. We'll make subsequent DCA transfers on the same day of each succeeding month. Currently, we don't charge for DCA transfers; they are in addition to the twelve annual transfers permitted without charge under the Contract.

ASSET ALLOCATION PROGRAM


THE FOLLOWING IS A GENERAL DESCRIPTION OF THE ASSET ALLOCATION PROGRAM. A COMPLETE DESCRIPTION IS AVAILABLE IN THE BROCHURE FOR THE PROGRAM.

     GENERAL



We make available to contract owners an Asset Allocation Program, for which our affiliate, Roszel Advisors, LLC ("Roszel Advisors"), provides investment advice. Roszel Advisors is an investment adviser registered under the Investment Advisers Act of 1940. If you participate in the Asset Allocation Program, Roszel Advisors will serve as your investment adviser solely for the purposes of the development of the asset allocation models and periodic updates to the models. The Asset Allocation Program can be elected at issue or in writing at any time after issue. If you elect the Asset Allocation Program you must include all contract value in the Program. There is no charge for participation in the Asset Allocation Program. We may perform certain administrative functions on behalf of Roszel Advisors; however, we are not registered as an investment adviser and are not providing any investment advice in making the Program available. Furthermore, your Financial Advisor is not providing any investment advice related to the Asset Allocation Program.



THERE IS NO ASSURANCE THAT INVESTMENT RETURNS WILL BE BETTER THROUGH PARTICIPATION IN THE ASSET ALLOCATION PROGRAM. YOUR CONTRACT MAY STILL LOSE MONEY AND EXPERIENCE VOLATILITY.



     ASSET ALLOCATION MODELS



Except as described below, a contract owner electing to participate in the Asset Allocation Program (a "Program participant") will have his or her contract value allocated according to one of the model portfolios developed by Roszel Advisors. There are currently five asset allocation models to choose from:



   -  Capital Preservation


   -  Income


   -  Income and Growth


   -  Growth


   -  Aggressive Growth



When electing the Asset Allocation Program, Program participants must complete a standardized questionnaire. Based on the results of the questionnaire, one of the asset allocation models is matched to the Program participant based on his or her investment goals and risk tolerance. Each asset allocation model is intended for a specific type of investor, from aggressive to conservative. Each model identifies specific subaccounts and the percentage of premium or contract value allocated to each of those subaccounts. The Program participant then selects from the available asset allocation models, and may select a model other than the model indicated by the questionnaire.



     CHANGES TO THE COMPOSITION OF ASSET ALLOCATION MODELS



On a quarterly basis, Roszel Advisors reviews the asset allocation models and may adjust the composition of each model. Any adjustments become effective on the last business day of the calendar quarter.



If, as a result of such review, a change is made to an asset allocation model, Roszel Advisors will notify Program participants in advance of the change, and each Program participant will have the opportunity to reject the change. A Program participant who chooses to reject a model change creates his or her own portfolio (a "self-directed portfolio"). Roszel Advisors provides no investment advice related to the creation of a self-directed portfolio. Once a Program participant has rejected a change in a model, Roszel Advisors considers that participant to have rejected all future changes in the model and the Asset Allocation Program will be terminated. Therefore, a Program participant who rejects a model change and thereby creates a self-directed portfolio will not receive a periodic review of or changes to his or her portfolio, as would be provided by Roszel Advisors for the asset allocation models. In addition, those participants will no longer receive written materials from Roszel Advisors about the changes being made to the models. However, those participants can elect at any time to again participate in the Asset Allocation Program.



Contract owners who elect, either at issue or with respect to an existing Contract, to participate in the Asset Allocation Program within three weeks prior to the end of a calendar quarter will be provided, prior to their decision to elect the Asset Allocation Program, with information regarding the composition of both the current asset allocation model, as well as any changes to the model which will become effective on the last day of that calendar quarter.

     INITIAL ALLOCATION TO THE SELECTED ASSET ALLOCATION MODEL



If you elect the Asset Allocation Program at the time you purchase a Contract, we will allocate your initial premium to the selected model on the contract date, unless your premium is required to be initially allocated to the Mercury Domestic Money Market V.I. Subaccount. If your premium is required to be initially allocated to the Mercury Domestic Money Market V.I. Subaccount, we will allocate your contract value at the end of the 14-day period (35-day period in California if the premium(s) is required to be allocated to the Mercury Domestic Money Market V.I. Subaccount) in accordance with the asset allocation model that is in effect at that time. If you elect the Asset Allocation Program at any time after the contract date (and after any period that a premium is required to be allocated to the Mercury Domestic Money Market V.I. Subaccount), we will reallocate your contract value in accordance with the selected model in effect as of the end of the valuation period when we receive the information necessary to process the request.



     QUARTERLY REBALANCING



On the last business day of each calendar quarter, we automatically rebalance contract value to maintain the subaccounts and percentages for each Program participant's selected asset allocation model. This quarterly rebalancing takes account of:



   - increases and decreases in contract value in each subaccount due to subaccount performance,


   - increases and decreases in contract value in each subaccount due to subaccount transfers, withdrawals (particularly if taken from specific subaccounts designated by the contract owner), and premium payments (particularly if allocated to specific subaccounts designated by the contract owner), and


   -  any adjustments Roszel Advisors has made to the selected model.



The first quarterly rebalancing will occur at the end of the first calendar quarter following the later of the election date or the end of the period during which your premium is required to be initially allocated to the Mercury Domestic Money Market V.I. Subaccount, if applicable.



We will not automatically rebalance self-directed portfolios unless the contract owner elects the Rebalancing Program.



     ALLOCATION OF FUTURE PREMIUMS



The asset allocation model that a Program participant selects will override any prior percentage allocations that the participant may have chosen and all future premiums will be allocated accordingly. For self-directed portfolios, future premiums for which no specific allocation instructions are received will be allocated in accordance with the last allocation instructions we received, which may have been a prior version of their asset allocation model. Accordingly, Program participants with self-directed portfolios should consider providing specific allocation instructions with each premium payment or contacting us to update their default allocation instructions.



     OTHER INFORMATION



At any time, a Program participant can request to change his or her selected model or the allocation of his or her contract value among the subaccounts, or can elect to terminate the Asset Allocation Program. Roszel Advisors will contact Program participants at least annually to determine whether the participant's financial situation or investment objectives have changed. In addition, when we notify Program participants quarterly of changes to the models, we also will instruct them to notify Roszel Advisors of any changes to their financial situation or investment objectives or if they wish to change their selected model or create a self-directed portfolio.



Funds selected by Roszel Advisors to be part of an asset allocation model may be advised or subadvised by Roszel Advisors or one of its affiliates. To the extent that Roszel Advisors includes such proprietary Funds in its models, Roszel Advisors and/or its affiliates will receive additional compensation from the advisory fees of the Funds. (See "Certain Payments We Receive With Regard to the Funds" for information on compensation with regard to proprietary Funds.) Although Roszel Advisors and its affiliates may benefit financially from the inclusion of proprietary Funds in the asset allocation models, Roszel Advisers does not take such benefits into account in selecting the Funds for the models. You should be aware of this potential financial benefit, however, if you elect to participate in the Asset Allocation Program.



For more information on Roszel Advisor's role as investment adviser for Program participants, please see Roszel Advisor's brochure from their Form ADV, the SEC investment adviser registration form, which will be delivered to contract owners at the time they apply for a Contract. Please contact us if you would like to receive a copy of this brochure. Program participants may also contact us at 1-800-535-5549 with questions about the Asset Allocation Program or the asset allocation models at any time.



Currently, we don't charge for transfers under the Asset Allocation Program; they are in addition to the twelve annual transfers permitted without charge under the Contract. If you choose the DCA Program or the Rebalancing Program, you cannot also elect the Asset Allocation Program.



This Asset Allocation Program may be terminated or altered at any time by us.


REBALANCING PROGRAM

Under the Rebalancing Program, we will allocate your premiums and rebalance your contract value quarterly according to the subaccounts and percentages you select based on your investment goals and risk tolerance.

After you elect the Rebalancing Program, we allocate your premiums in accordance with the subaccounts and percentages you have selected. On the last business day of each calendar quarter, we automatically reallocate your contract value to maintain the particular percentage allocation among the subaccounts that you have selected.

We perform this periodic rebalancing to take account of:

     - increases and decreases in contract value in each subaccount due to subaccount performance, and

     - increases and decreases in contract value in each subaccount due to withdrawals, transfers, and premiums.

The Rebalancing Program can be elected at issue or at any time after issue. You may elect the Rebalancing Program in writing or by telephone, once we receive proper telephone authorization. If you elect the Rebalancing Program, you must include all contract value in the program. We allocate all systematic investment premiums and, unless you instruct us otherwise, all other premiums in accordance with the particular percentage allocation among the subaccounts that you have selected. The percentages that you select under the Rebalancing Program will override any prior percentage allocations that you have chosen and we will allocate all future premiums accordingly. You may change your allocations at any time. Once elected, you may instruct us, in a form satisfactory to us, at any time to terminate the program. Currently, we don't charge for transfers under this program; they are in addition to the twelve annual transfers permitted without charge under the Contract.

We reserve the right to make changes to this program at any time. If you choose the Asset Allocation Program or the DCA Program, you cannot use the Rebalancing Program.

WITHDRAWALS AND SURRENDERS

     WHEN AND HOW WITHDRAWALS ARE MADE

Before the annuity date, you may make lump-sum withdrawals from the Contract up to six times per contract year. In addition, you may make systematic withdrawals, discussed below. Withdrawals are subject to tax to the extent of gain and prior to age 59 1/2 may also be subject to a 10% Federal penalty tax. Withdrawals from tax sheltered annuities are restricted. (See "Federal Income Taxes".)

Unless you direct us otherwise, we will make lump-sum withdrawals from subaccounts in the same proportion as the subaccounts bear to your contract value. You may make a withdrawal request in writing to our Service Center or by telephone, once you've submitted a proper telephone authorization form to our Service Center, but only if the amount withdrawn is to be paid into a Merrill Lynch brokerage account or sent to the address of record. Where you or your authorized representative have not given instructions to a Service Center representative prior to 4:00 p.m. (ET), even if due to our delay in answering your call, we will consider telephone withdrawal requests to be received the following business day. (See "Other Information -- Notices and Elections" for additional information on potential delays applicable to telephone transactions.)

     MINIMUM AMOUNTS

The minimum amount that may be withdrawn is $100. At least $5,000 must remain in the Contract after you make a withdrawal. We reserve the right to change these minimums.

     SYSTEMATIC WITHDRAWAL PROGRAM

You may have automatic withdrawals of a specified dollar amount made monthly, quarterly, semi-annually or annually. Each withdrawal must be for at least $100 and the remaining contract value must be at least $5,000. You may change the specified dollar amount or frequency of withdrawals or stop the Systematic Withdrawal Program at any time upon notice to us. We will make systematic withdrawals from subaccounts in the same proportion as the subaccounts bear to your contract value. These systematic withdrawals are in addition to the six lump-sum withdrawals permitted each year under the Contract. We reserve the right to restrict the maximum amount that may be withdrawn each year under the Systematic Withdrawal Program and to make any other changes to this program at any time.

     SURRENDERS

At any time before the annuity date you may surrender the Contract through a full withdrawal. Any request to surrender the Contract must be in writing. The Contract must be delivered to our Service Center. We will pay you an amount equal to the contract value as of the end of the valuation period when we process the surrender, minus any applicable contract fee, minus any applicable Estate Enhancer charge, and minus any applicable charge for premium taxes. (See "Charges and Deductions".) Surrenders are subject to tax and, prior to age
59 1/2, may also be subject to a 10% Federal penalty tax. Surrenders of tax sheltered annuities before age 59 1/2, death, disability, severance from employment, or hardship may be restricted unless proceeds are transferred to another tax sheltered annuity arrangement. (See "Federal Income Taxes".)

PAYMENTS TO CONTRACT OWNERS

We'll make any payments to you usually within seven days of our Service Center receiving your proper request. However, we may delay any payment, or delay processing any annuity payment or transfer request if:

     (a) the New York Stock Exchange is closed;

     (b) trading on the New York Stock Exchange is restricted by the Securities and Exchange Commission;

     (c) the Securities and Exchange Commission declares that an emergency exists making it not reasonably practicable to dispose of securities held in the Account or to determine the value of the Account's assets;

     (d) the Securities and Exchange Commission by order so permits for the protection of security holders; or

     (e) payment is derived from a check used to make a premium payment which has not cleared through the banking system.

Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a contract owner's ability to make certain transactions and thereby refuse to accept any premium payments or requests for transfers, withdrawals, surrenders, annuitization, or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

CONTRACT CHANGES

Requests to change the owner, beneficiary, annuitant, or annuity date of a Contract will take effect as of the date you sign such a request, unless we have already acted in reliance on the prior status. We are not responsible for the validity of such a request.

If you change the owner or annuitant on a nonqualified Contract, the new owner must be less than 90 years old, and the new annuitant must be less than 90 years old (89 in New Jersey). For qualified Contracts, if you change the owner or annuitant, the new owner or annuitant must be less than 70 1/2 years old.

DEATH BENEFIT

     GENERAL

Regardless of investment experience, the Contract provides a guaranteed minimum death benefit to the beneficiary if you die before the annuity date. (If an owner is a non-natural person, then the death of the annuitant will be treated as the death of the owner.)

Unless the owner has chosen the manner in which the death benefit is to be paid, we will pay the death benefit in a lump sum unless the beneficiary chooses an annuity payment option available under the Contract. (See "Annuity Options".) However, if you die before the annuity date, Federal tax law generally requires us to distribute the entire contract value within five years of your date of death. Special rules may apply to a surviving spouse. (See "Federal Income Taxes".)

We determine the death benefit as of the date we receive certain information at our Service Center. We call this information due proof of death. It consists of the Beneficiary Statement, a certified death certificate, and any additional documentation we may need to process the death claim. If we haven't received the other documents within 60 days following our receipt of a certified death certificate, we will consider due proof of death to have been received and we will pay the death benefit in a lump sum. For multiple beneficiaries, we will pay the first beneficiary to provide us with due proof of death his or her share of the death benefit. We will not pay any remaining beneficiary his or her share of the death benefit until we receive due proof of death from that beneficiary. Such beneficiaries continue to bear the investment risk that contract value will increase or decrease until such time as they submit due proof of death or 60 days following receipt of a certified death certificate, whichever is sooner.

Unless you irrevocably designated a beneficiary, you may change the beneficiary at any time before the annuity date.

Death benefit proceeds are taxable to the extent of gain. (See "Federal Income Taxes -- Taxation of Death Benefit Proceeds".)

     SPOUSAL CONTINUATION

If your beneficiary is your surviving spouse, your spouse may elect to continue the Contract if you die before the annuity date (except under tax sheltered annuities). Your spouse becomes the contract owner and the beneficiary until your spouse names a new beneficiary. If the death benefit which would have been paid to the surviving spouse is greater than the contract value as of the date we determine the death benefit, we will increase the contract value of the continued Contract to equal the death benefit we would have paid to the surviving spouse. Your interest in each subaccount available at that time for allocations of premiums and transfers of contract value will be increased by the ratio of your contract value in each subaccount to your contract value prior to the increase.

     CALCULATION OF DEATH BENEFIT

Maximum Anniversary Value Death Benefit. If you (or the older owner, if the Contract has co-owners, or the annuitant, if the owner is a non-natural person) are under age 80 on the contract date, the death benefit is the greatest of:

     (i) the premiums paid into the Contract less "adjusted" withdrawals from the Contract;

     (ii)  the contract value; or

     (iii) the Maximum Anniversary Value.

For this formula, each "adjusted" withdrawal equals the amount withdrawn multiplied by the greater of [(a) or (b)] / (c) where:
a = premiums paid into the Contract less previous "adjusted" withdrawals;

b = the Maximum Anniversary Value; and

c = the contract value.

Values for (a), (b), and (c) are calculated immediately prior to the withdrawal.

Return of Premium Death Benefit. If you (or the older owner, if the Contract has co-owners, or the annuitant, if the owner is a non-natural person) are age 80 or over on the contract date, the death benefit is the greater of:

     (i) the premiums paid into the Contract less "adjusted" withdrawals from the Contract; or

     (ii)  the contract value.

For this formula, each "adjusted" withdrawal equals the amount withdrawn multiplied by (a) / (b) where:

a = premiums paid into the Contract less previous "adjusted" withdrawals; and

b = the contract value.

Both (a) and (b) are calculated immediately prior to the withdrawal.

     MAXIMUM ANNIVERSARY VALUE

The Maximum Anniversary Value is equal to the greatest anniversary value for the Contract. An anniversary value is equal to the contract value on a contract anniversary increased by premium payments and decreased by "adjusted" withdrawals since that anniversary. "Adjusted" withdrawals are calculated according to the formula that appears under "Maximum Anniversary Value Death Benefit" above.

To determine the Maximum Anniversary Value, we will calculate an anniversary value for each contract anniversary through the earlier of your attained age 80 or the anniversary on or prior to your date of death. If the contract has co-owners, we will calculate the anniversary value through the earlier of the older owner's attained age 80 or the anniversary on or prior to any owner's date of death if a death benefit is payable. If an owner is a non-natural person, then the annuitant's age, rather than the owner's, will be used.

We will calculate the Maximum Anniversary Value based on your age (or the age of the older owner, if the Contract has co-owners, or the annuitant, if the owner is a non-natural person) on the contract date. Subsequent changes in owner will not increase the period of time used to determine the Maximum Anniversary Value. If a new owner has not reached attained age 80 and is older than the owner whose age is being used to determine the Maximum Anniversary Value at the time of the ownership change, the period of time used in the calculation of the Maximum Anniversary Value will be based on the age of the new owner at the time of the ownership change. If at the time of an ownership change the new owner is attained age 80 or over, we will use the Maximum Anniversary Value as of the anniversary on or prior to the ownership change, increased by premium payments and decreased by "adjusted" withdrawals since that anniversary.

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FOR AN EXAMPLE OF THE CALCULATION OF DEATH BENEFIT, SEE APPENDIX A.

ESTATE ENHANCER BENEFIT

In all states except Washington, Illinois, and Minnesota, you may elect Estate Enhancer at the time of application for an additional annual charge. Estate Enhancer provides coverage in addition to that provided by your Contract's guaranteed minimum death benefit. The Estate Enhancer benefit is designed to help offset expenses, including income taxes, attributable to payment of the death benefit. The Estate Enhancer benefit, like the death benefit payable under the Contract, is subject to Federal income taxes. You cannot elect Estate Enhancer if you (or the older owner, if the Contract has co-owners, or the annuitant, if the owner is a non-natural person) are age 76 or older on the contract date. Currently, Estate Enhancer cannot be elected on qualified Contracts. Estate Enhancer availability is subject to our approval if "Estate Enhancer premiums" on all contracts issued by us with the same owner(s) exceeds $2,200,000. (For this purpose, "Estate Enhancer premiums" means the contract value on the Estate Enhancer effective date (initial premium if the effective date is the Contract Date) plus subsequent premium payments. Once you elect Estate Enhancer, you cannot cancel it (except in North Dakota). Estate Enhancer, however, will terminate if you annuitize or surrender the Contract, or if the Contract otherwise terminates. THE AMOUNT OF THE ESTATE ENHANCER BENEFIT DEPENDS UPON THE AMOUNT OF GAIN IN YOUR CONTRACT. BECAUSE WITHDRAWALS AND POOR INVESTMENT PERFORMANCE OF THE FUNDS WILL REDUCE THE AMOUNT OF GAIN IN YOUR CONTRACT, THEY WILL REDUCE THE VALUE OF THE ESTATE ENHANCER BENEFIT. IT IS POSSIBLE THAT THE ESTATE ENHANCER BENEFIT MAY NOT HAVE ANY VALUE.

The percentage used to determine the benefit depends on your age (or the age of the older owner, if the Contract has co-owners, or the annuitant, if the owner is a non-natural person) on the contract date. If you are age 69 or under on the contract date, your benefit is equal to 45% of the Estate Enhancer gain, but in no event will it exceed 45% of net premiums (excluding any subsequent premiums paid within one year prior to the death of any owner, or the annuitant, if the owner is a non-natural person, and any premiums paid between the date of death and the date we receive notification of death). Estate Enhancer gain is the contract value on the date we calculate the death benefit minus net premiums since the contract date. Net premiums equal the initial premium plus any additional premiums paid since the contract date less the portion of each withdrawal considered to be premium. Withdrawals reduce Estate Enhancer gain first and only withdrawals in excess of Estate Enhancer gain reduce net premiums. If you (or the older owner, if the Contract has co-owners, or the annuitant, if the owner is a non-natural person) are age 70 or over on the contract date, the percentages are reduced from 45% to 30% in the calculation, above.

As described under "Spousal Continuation", if a surviving spouse continues the Contract, the contract value will be increased to the amount that would have been paid as a death benefit, including any Estate Enhancer benefit. If the surviving spouse is younger than attained age 76 on the date he or she elects to continue the Contract, Estate Enhancer will also be continued. We will use the date the surviving spouse elects to continue the Contract as the effective date, and the percentages used in the calculations above will be based on the surviving spouse's attained age on the effective date. Estate Enhancer gain and net premiums are calculated from the new effective date and the contract value on the effective date is considered a premium for purposes of these calculations. If the surviving spouse is attained age 76 or older on the date he or she elects to continue the Contract, Estate Enhancer will terminate.

You may change the owner of the Contract to your spouse without terminating Estate Enhancer provided that your spouse is younger than attained age 76 on the effective date. After such a change in owner, the amount of the Estate Enhancer benefit will be based on the attained age of your spouse, if older. We reserve the right to terminate Estate Enhancer if there is any other change of owner. If we do not terminate the Estate Enhancer benefit for a non-spousal ownership change, the continuation of the benefit will be subject to the parameters described in this paragraph.

If the age of an owner (or annuitant, if the owner is a non-natural person), is misstated, any Estate Enhancer benefit will be adjusted to reflect the correct age.

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

We are offering existing contract owners in approved states the opportunity to add Estate Enhancer as of the contract anniversary (effective date of benefit) following availability of the Estate Enhancer benefit in their state, provided you (or the older owner, if the Contract has co-owners, or the annuitant, if the owner is a non-natural person) are under attained age 76. The above description of Estate Enhancer applies, except that we will use the contract anniversary as the effective date, and the percentages used in the calculations will be based on the attained age of the owner (or the older owner, if the Contract has co-owners, or the annuitant, if the owner is a non-natural person) on the effective date. Estate Enhancer gain and net premiums are calculated from the new effective date and the contract value on the effective date is considered a premium for purposes of these calculations.

FOR AN EXAMPLE OF THE CALCULATION OF THE ESTATE ENHANCER BENEFIT, SEE APPENDIX
B.

ANNUITY PAYMENTS

We'll make the first annuity payment on the annuity date, and payments will continue according to the annuity option selected. When you first buy the Contract, the annuity date for nonqualified Contracts is the first day of the month following the annuitant's 90th birthday (89th birthday in New Jersey). However, you may specify an earlier annuity date. You may change the annuity date at any time before the annuity date. Generally, the annuity date for IRA or tax sheltered annuity Contracts is when the owner/annuitant reaches age 70 1/2. However, we will not require IRA and tax sheltered annuities to annuitize at age 70 1/2 if distributions from the Contract are not necessary to meet Federal minimum distribution requirements.

Contract owners may select from a variety of fixed annuity payment options, as outlined below in "Annuity Options." If you don't choose an annuity option, we'll use the Life Annuity with Payments Guaranteed for 10 Years annuity option. You may change the annuity option before the annuity date. We reserve the right to limit annuity options available to qualified contract owners to comply with the Internal Revenue Code or regulations under it.

We calculate your annuity payments as of the annuity date, not the date when annuitization request forms are received at the Service Center. Until the annuity date, your contract value will fluctuate in accordance with the performance of the investment options you have selected. We determine the dollar amount of annuity payments by applying your contract value on the annuity date, less any applicable Estate Enhancer benefit charge and any applicable premium taxes, to our then current annuity purchase rates. Purchase rates show the amount of periodic payment that a $1000 value buys. These rates are based on the annuitant's age and sex (where permitted) at the time payments begin, and will assume interest of not less than 3% per year. The rates will never be less than those shown in the Contract.

If the age and/or sex of the annuitant was misstated to us, resulting in an incorrect calculation of annuity payments, we will adjust future annuity payments to reflect the correct age and/or sex. We will deduct any amount we overpaid as the result of a misstatement from future payments with 6% annual interest charges. Likewise, if we underpaid any amount as the result of a misstatement, we will correct it with the next payment made with 6% annual interest credited.

If the contract value on the annuity date after the deduction of any applicable premium taxes is less than $5,000, we may cash out your Contract in a lump sum. If any annuity payment would be less than $50 (or a different minimum amount, if required by state law), we may change the frequency of payments so that all payments will be at least $50 (or the minimum amount required by state law). Unless you tell us differently, we'll make annuity payments directly to your Merrill Lynch brokerage account.

ANNUITY OPTIONS

We currently provide the following fixed annuity payment options. After the annuity date, your Contract does not participate in the performance of the Account. We may in the future offer more options. Once you begin to receive annuity payments, you cannot change the payment option, payment amount, or the payment period. Please note that there is no guarantee that aggregate payments under any of these annuity options will equal the total premiums paid. If you or the annuitant dies while guaranteed payments remain unpaid, several options provide the ability to take the present value of future guaranteed payments in a lump sum.

                    HOW WE DETERMINE PRESENT VALUE OF FUTURE
                          GUARANTEED ANNUITY PAYMENTS

Present value refers to the amount of money needed today to fund the remaining guaranteed payments under the annuity payment option you select. The primary factor in determining present value is the interest rate assumption we use. If you are receiving annuity payments under an option that gives you the ability to take the present value of future payments in a lump sum and you elect to take the lump sum, we will use the same interest rate assumption in calculating the present value that we used to determine your payment stream at the time your annuity payments commenced.

     PAYMENTS OF A FIXED AMOUNT

We will make equal payments in an amount you choose until the sum of all payments equals the contract value applied, increased for interest credited of at least 3%. The amount you choose must provide at least five years of payments. These payments don't depend on the annuitant's life. If the annuitant dies before the guaranteed amount has been paid, you may elect to have payments continued for the amount guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.

     PAYMENTS FOR A FIXED PERIOD

We will make equal payments for a period you select of at least five years. These payments don't depend on the annuitant's life. If the annuitant dies before the end of the period, you may elect to have payments continued for the period guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.

     *LIFE ANNUITY

We make payments for as long as the annuitant lives. Payments will cease with the last payment made before the annuitant's death.

     LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 10, 15, OR 20 YEARS

We make payments for as long as the annuitant lives. In addition, even if the annuitant dies before the period ends, we guarantee payments for either 5, 10, 15, or 20 years as you selected. If the annuitant dies before the guaranteed period ends, you may elect to have payments continued for the period guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.

     LIFE ANNUITY WITH GUARANTEED RETURN OF CONTRACT VALUE

We make payments for as long as the annuitant lives. In addition, even if the annuitant dies, we guarantee payments until the sum of all annuity payments equals the contract value applied. If the annuitant dies

---------------
* These options are "pure" life annuities. Therefore, it is possible for the payee to receive only one annuity payment if the person (or persons) on whose life (lives) payment is based dies after only one payment or to receive only two annuity payments if that person (those persons) dies after only two payments, etc.

while guaranteed amounts remain unpaid, you may elect to have payments continued for the amount guaranteed or to receive the present value of the remaining guaranteed amount in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed amount in a lump sum.

     *JOINT AND SURVIVOR LIFE ANNUITY

We make payments for the lives of the annuitant and a designated second person. Payments will continue as long as either one is living.

     JOINT AND SURVIVOR LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 10, 15, OR 20 YEARS

We make payments during the lives of the annuitant and a designated second person. Payments will continue as long as either one is living. In addition, even if the annuitant and the designated second person die before the guaranteed period ends, we guarantee payments for either 5, 10, 15, or 20 years as you selected. If the annuitant and the designated second person die before the end of the period, you may elect to have payments continued for the period guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.

     INDIVIDUAL RETIREMENT ACCOUNT ANNUITY

This annuity option is available only to IRA contract owners. Payments will be made annually based on either (a) the life expectancy of the annuitant; (b) the joint life expectancy of the annuitant and his or her spouse; (c) the life expectancy of the surviving spouse if the annuitant dies before the annuity date. Each annual payment will be determined in accordance with the applicable Internal Revenue Service regulations. Each subsequent payment will be made on the anniversary of the annuity date. Interest will be credited at our current rate for this option, but will not be less than 3%. On the death of the measuring life or lives prior to full distribution of the remaining value, we will pay that value to the beneficiary in a lump sum.

GENDER-BASED ANNUITY PURCHASE RATES

Generally, the Contract provides for gender-based annuity purchase rates when life annuity options are chosen. However, in Montana, which has adopted regulations prohibiting gender-based rates, blended unisex annuity purchase rates will be applied to both male and female annuitants. Unisex annuity purchase rates will provide the same annuity payments for male or female annuitants that are the same age on their annuity dates.

Employers and employee organizations considering purchase of the Contract should consult with their legal advisor to determine whether purchasing a Contract containing gender-based annuity purchase rates is consistent with Title VII of the Civil Rights Act of 1964 or other applicable law. We may offer such contract owners Contracts containing unisex annuity purchase rates.

                              FEDERAL INCOME TAXES

FEDERAL INCOME TAXES

The following summary discussion is based on our understanding of current Federal income tax law as the Internal Revenue Service (IRS) now interprets it. We can't guarantee that the law or the IRS's interpretation won't change. It does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other tax advisors should be consulted for further information.

---------------
* These options are "pure" life annuities. Therefore, it is possible for the payee to receive only one annuity payment if the person (or persons) on whose life (lives) payment is based dies after only one payment or to receive only two annuity payments if that person (those persons) dies after only two payments, etc.

We haven't considered any applicable Federal gift, estate or any state or other tax laws. Of course, your own tax status or that of your beneficiary can affect the tax consequences of ownership or receipt of distributions.

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money -- generally for retirement purposes. If your annuity is independent of any formal retirement or pension plan, it is termed a nonqualified contract. If you invest in a variable annuity as part of an individual retirement annuity or tax sheltered annuity, your contract is called a qualified contract. The tax rules applicable to qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan.

TAX STATUS OF THE CONTRACT

     DIVERSIFICATION REQUIREMENTS

Section 817(h) of the Internal Revenue Code (IRC) and the regulations under it provide that separate account investments underlying a contract must be "adequately diversified" for it to qualify as an annuity contract under IRC section 72. The Account, through the subaccounts, intends to comply with the diversification requirements of the regulations under Section 817(h). This will affect how we make investments.

     OWNER CONTROL

In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although there is little guidance in this area and published guidance does not address certain aspects of the Contracts, we believe that the owner of a Contract should not be treated as the owner of the underlying assets. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the Contracts from being treated as the owners of the underlying Account assets.

     REQUIRED DISTRIBUTIONS

To qualify as an annuity contract under Section 72(s) of the IRC, a nonqualified annuity contract must provide that: (a) if any owner dies on or after the annuity starting date but before all amounts under the Contract have been distributed, the remaining amounts will be distributed at least as quickly as under the method being used when the owner died; and (b) if any owner dies before the annuity starting date, all amounts under the Contract will be distributed within five years of the date of death. So long as the distributions begin within a year of the owner's death, the IRS will consider these requirements satisfied for any part of the owner's interest payable to or for the benefit of a "designated beneficiary" and distributed over the beneficiary's life or over a period that cannot exceed the beneficiary's life expectancy. A designated beneficiary is the person the owner names as beneficiary and who assumes ownership when the owner dies. A designated beneficiary must be a natural person. If the deceased owner's spouse is the designated beneficiary, he or she can continue the Contract when such contract owner dies.

The nonqualified Contracts are designed to comply with Section 72(s), although no regulations interpreting these requirements have yet been issued. We will review the Contract and amend it if necessary to make sure that it continues to comply with the section's requirements when such requirements are clarified by regulation or otherwise.

Other rules regarding required distributions apply to Individual Retirement Annuities and tax sheltered annuities.

TAXATION OF ANNUITIES

     IN GENERAL

IRC Section 72 governs annuity taxation generally. We believe an owner who is a natural person usually won't be taxed on increases in the value of a contract until there is a distribution (i.e., the owner withdraws all or part of the contract value or takes annuity payments). Assigning, pledging, or agreeing to assign or pledge any part of the contract value usually will be considered a distribution. Distributions of accumulated investment earnings are taxable as ordinary income.

The owner of any annuity contract who is not a natural person (e.g., a corporation or a trust) generally must include in income any increase in the excess of the contract value over the "investment in the contract" during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person may wish to discuss them with a competent tax advisor.

The following discussion applies generally to Contracts owned by a natural person:

     WITHDRAWALS AND SURRENDERS

When you take a withdrawal from a nonqualified contract, the amount received generally will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value immediately before the distribution over the investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a withdrawal under a qualified contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible premium payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a qualified contract can be zero.

If you withdraw your entire contract value, you will be taxed only on the part that exceeds your "investment in the contract."

     ANNUITY PAYMENTS

Although tax consequences may vary depending on the annuity option selected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

     TAXATION OF DEATH BENEFIT PROCEEDS

Amounts, including any Estate Enhancer benefit, may be paid from a Contract because an owner (or annuitant if an owner is not a natural person) has died. If the payments are made in a single sum, they're taxed the same way a full withdrawal from the Contract is taxed. If they are distributed as annuity payments, they're taxed as annuity payments. Because the Estate Enhancer benefit is treated as a death benefit, we believe that for Federal tax purposes, the Estate Enhancer benefit should be treated as an integral part of the Contract's benefits (e.g., as investment protection benefit) and that any charges under the Contract for Estate Enhancer should not be treated as a distribution received by the Contract owner. However, it is possible that the IRS may take a position that some or all of the charge for Estate Enhancer should be deemed a taxable distribution to you. Although we do not believe that the fees associated with Estate Enhancer should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting this optional benefit under the Contract.

PENALTY TAX ON SOME WITHDRAWALS

You may have to pay a penalty tax (10 percent of the amount treated as taxable income) on some withdrawals. However, there is usually no penalty on distributions:

     (1) on or after you reach age 59 1/2;

     (2) after you die (or after the annuitant dies, if an owner isn't an individual);

     (3) after you become disabled; or

     (4) that are part of a series of substantially equal periodic (at least annual) payments for your life (or life expectancy) or the joint lives (or life expectancies) of you and your beneficiary.

Other exceptions may be applicable under certain circumstances and special rules may apply in connection with the exceptions listed above. Also, additional exceptions apply to distributions from an Individual Retirement Annuity or tax sheltered annuity. You should consult a tax advisor with regard to exceptions from the penalty tax.

TRANSFERS, ASSIGNMENTS, OR EXCHANGES OF A CONTRACT

Transferring or assigning ownership of the Contract, selecting certain annuity dates, designating an annuitant, designating a payee or beneficiary who is not also the owner, or exchanging a Contract can have other tax consequences that we don't discuss here. If you're thinking about any of those transactions, contact a tax advisor.

WITHHOLDING

Annuity distributions usually are subject to withholding for the recipient's Federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. However, except for certain distributions from tax sheltered annuities, recipients can usually choose not to have tax withheld from distributions.

MULTIPLE CONTRACTS

All nonqualified deferred annuity Contracts that we (or our affiliates) issue to the same owner during any calendar year are generally treated as one annuity Contract for purposes of determining the amount includible in such owner's income when a taxable distribution occurs. This could affect when income is taxable and how much is subject to the ten percent penalty tax discussed above.


FEDERAL ESTATE TAXES



While no attempt is being made to discuss the federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.



GENERATION-SKIPPING TRANSFER TAX



Under certain circumstances, the IRC may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the IRC may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS



The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state and foreign taxation with respect to an annuity contract purchase.



OPTIONAL BENEFIT RIDERS



It is possible that the IRS may take the position that fees deducted for certain optional benefit riders, such as the Estate Enhancer, are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59 1/2. Although we do not believe that the fees associated or any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.


POSSIBLE CHANGES IN TAXATION

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax advisor should be consulted with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

POSSIBLE CHARGE FOR OUR TAXES

Currently we don't charge the Account for any Federal, state, or local taxes on them or the Contracts (other than premium taxes), but we reserve the right to charge the Account or the Contracts for any tax or other cost resulting from the tax laws that we believe should be attributed to them.

FOREIGN TAX CREDITS

To the extent that any Fund makes the appropriate election, certain foreign taxes paid by the Fund will be treated as being paid by the Company, which may deduct or claim a tax credit for such taxes. The benefits of any such deduction or credit will not be passed through to the contract owners.

TAXATION OF QUALIFIED CONTRACTS

The tax rules applicable to qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions, and other transactions with respect to the Contract comply with the law.

INDIVIDUAL RETIREMENT ANNUITIES

     TRADITIONAL IRAS

Section 408 of the IRC permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." This Contract is available for purchase either as an IRA or through an established IRA custodial account with MLPF&S. An individual may make annual contributions of up to the lesser of the limit specified in the IRC or 100% of compensation includible in the individual's gross income. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain pension plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply. IRAs have minimum distribution rules that govern the timing and amount of distributions. You should refer to your adoption agreement or consult a tax advisor for more information about these distribution rules. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

     ROTH IRAS

A Contract is available for purchase by an individual who has separately established a Roth IRA custodial account with MLPF&S. Roth IRAs, as described in section 408A of the IRC, permit certain eligible individuals to contribute to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. An individual may make annual contributions to a Roth IRA of up to the lesser of the limit specified in the IRC or 100% of compensation includible in the individual's gross income. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. You may wish to consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

     OTHER TAX ISSUES FOR IRAS AND ROTH IRAS

Total annual contributions to all of an individual's IRAs and Roth IRAs may not exceed the limit specified in the IRC or 100% of compensation includible in the individual's gross income. Distributions from an IRA or Roth IRA generally are subject to withholding for the participant's Federal income tax liability. The withholding rate varies according to the type of distribution and the owner's tax status. The owner will be provided the opportunity to elect not have tax withheld from distributions.


The IRS has not reviewed the Contract for qualification as an IRA or Roth IRA, and has not addressed in a ruling of general applicability whether a death benefit provision, such as the guaranteed minimum death benefit provisions, adversely affects the qualification of the policy as an IRA or Roth IRA. The Estate Enhancer benefit is not currently available with an IRA or Roth IRA. The value of certain death benefits and other benefits under the Contract may need to be considered in calculating minimum required distributions.


TAX SHELTERED ANNUITIES

Section 403(b) of the IRC allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These payments may be subject to FICA (social security) tax. Transfer amounts from tax sheltered annuity plans that are not subject to the Employee Retirement Income Security Act of 1974, as amended, are accepted as premium payments, as permitted by law, under a Contract. Other premium payments, including premium payments subject to IRC Section 402(g), will not be accepted. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death, or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. "Eligible rollover distributions" from tax sheltered annuities are subject to a mandatory Federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, hardship distributions or certain nontaxable distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions. The Contract includes a guaranteed minimum death benefit that could be characterized as an incidental benefit, the amount of which is limited in a tax sheltered annuity. Individuals using the Contract in connection with such plans should consult their tax advisors as the enhanced death benefit may exceed this limitation. The Estate Enhancer benefit is not currently available with a tax sheltered annuity. The value of certain death benefits and other benefits under the Contract may need to be considered in calculating minimum required distributions.


                               OTHER INFORMATION

NOTICES AND ELECTIONS

You must send any changes, notices, and/or choices for your Contract to our Service Center. These requests must be in writing and signed unless you have submitted a telephone authorization form. If you have submitted an authorization form, you may make the following choices via telephone:

  1. Transfers

  2. Premium allocation

  3. Withdrawals, other than full surrenders

  4. Requests to change the annuity date

We will use reasonable procedures to confirm that a telephone request is proper. These procedures may include possible tape recording of telephone calls and obtaining appropriate identification before effecting any telephone transactions. We do not have any liability if we act on a request that we reasonably believe is proper.

Because telephone transactions will be available to anyone who provides certain information about you and your Contract, you should protect that information. We may not be able to verify that you are the person providing telephone instructions, or that you have authorized any such person to act for you.

Telephone systems may not always be available. Any telephone system, whether it is yours, your service provider's, your Financial Advisor's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Where you or your authorized representative have not given instructions to a Service Center representative prior to 4:00 p.m. (ET), even if due to our delay in answering your call, we will consider requests to be received the following business day. Although we have taken precautions to help our systems handle heavy use, we cannot promise reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Service Center.

VOTING RIGHTS

We own all Fund shares held in the Account. As the owner, we have the right to vote on any matter put to vote at any Funds' shareholder meetings. However, we will vote all Fund shares attributable to Contracts by following instructions we receive from you. If we don't receive voting instructions, we'll vote those shares in the same proportion as shares for which we receive instructions. We determine the number of shares you may give voting instructions on by dividing your interest in a subaccount by the net asset value per share of the corresponding Fund. We'll determine the number of shares you may give voting instructions on as of a record date we choose. We may vote Fund shares in our own right if laws change to permit us to do so.

You have voting rights until the annuity date. You may give voting instructions concerning:

  (1) the election of a Fund's Board of Directors;

  (2) ratification of a Fund's independent accountant;

  (3) approval of the investment advisory agreement for a Fund corresponding to your selected subaccounts;

  (4) any change in a fundamental investment policy of a Fund corresponding to your selected subaccounts; and

  (5) any other matter requiring a vote of the Fund's shareholders.

REPORTS TO CONTRACT OWNERS

At least once each contract year before the annuity date, we will send you information about your Contract. It will outline all your Contract transactions during the year, your Contract's current number of accumulation units in each subaccount, the value of each accumulation unit of each subaccount, and the contract value.

You will also receive an annual and a semi-annual report containing financial statements and a list of portfolio securities of the Funds.

SELLING THE CONTRACT

We have entered into a distribution agreement with our affiliate, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S" or "Distributor"), for the distribution and sale of the Contracts. Distributor offers the Contracts through its registered representatives ("Financial Advisors"). The Financial Advisors are registered with the NASD, Inc., licensed as insurance agents in the states in which they do business, and appointed through various Merrill Lynch Life Agencies as our insurance agents. The Merrill Lynch Life Agencies are wholly owned subsidiaries of Distributor.

We pay commissions to the Merrill Lynch Life Agencies for sales of the Contracts by the Financial Advisors. Pursuant to a sales agreement, the Merrill Lynch Life Agencies pay Distributor a portion of the commissions they receive from us for the sales of the Contracts, and the Distributor pays the Financial Advisors a portion of the commissions it receives from the Merrill Lynch Life Agencies for the sales of the Contracts. The Merrill Lynch Life Agencies also pay the District Annuity Specialists a portion of the commissions they receive for the sales of the Contracts. Each District Annuity Specialist provides training and marketing support to Financial Advisors in a specific geographic region and is compensated based on sales of the Contracts in that region.


The maximum amount of commissions paid to the Merrill Lynch Life Agencies is 1.85% of each premium and up to 0.85% of contract value per year. In addition, the maximum commission paid to the Merrill Lynch Life Agencies on the annuity date is 2.40% of contract value. The maximum commission payable to Financial Advisors for Contract sales is 0.51% of each premium and up to 0.51% of contract value per year. In addition, on the annuity date, the maximum commission payable to the Financial Advisors is 1.50% of contract value not subject to a sales charge. The maximum amount of compensation that may be paid to District Annuity Specialists is 0.12% of each premium.


Financial Advisors and their branch managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items. Non-cash items include conferences, seminars, and trips (including travel, lodging, and meals in connection therewith), entertainment, merchandise, and other similar items. In addition, Financial Advisors who meet certain productivity, persistency, and length of service standards and/or their branch managers may be eligible for additional compensation from Distributor. District Annuity Specialists who meet certain productivity standards may also be eligible for additional compensation from the Merrill Lynch Life Agencies. Sales of the Contracts may help Financial Advisors, their branch managers, and District Annuity Specialists qualify for such benefits. Distributor's Financial Advisors and their branch managers may receive other payments from Distributor for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services.

The Distributor does not currently sell the Contracts through other broker-dealers ("selling firms"). However, the Distributor may enter into selling agreements with selling firms in the future. Selling firms may be compensated on a different basis than the various Merrill Lynch Life Agencies and the Financial Advisors; however, commissions paid to selling firms and their sales representatives will not exceed those described above.

Commissions and other incentives or payments described above are not charged directly to Contract owners or the Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract.

STATE REGULATION

We are subject to the laws of the State of Arkansas and to the regulations of the Arkansas Insurance Department. We are also subject to the insurance laws and regulations of all jurisdictions in which we're licensed to do business.

We file an annual statement with the insurance departments of jurisdictions where we do business. The statement discloses our operations for the preceding year and our financial condition as of the end of that year. Our books and accounts are subject to insurance department review at all times. The Arkansas Insurance Department, in conjunction with the National Association of Insurance Commissioners, conducts a full examination of our operations periodically.

LEGAL PROCEEDINGS

There are no legal proceedings involving the Account. We and MLPF&S are engaged in various kinds of routine litigation that, in our judgment, are not material to our total assets.

EXPERTS


Our financial statements as of December 31, 2004 and 2003, and for each of the three years in the period ended December 31, 2004 and the financial statements of the Account as of December 31, 2004, and for each of the two years in the period ended December 31, 2004, incorporated by reference in this prospectus and included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports (which reports express an unqualified opinion and which report on our financial statements includes an explanatory paragraph for the change in accounting method in 2004 for long-duration contracts to conform to Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Non-Traditional Long Duration Contracts and for Separate Accounts"), which are included and incorporated by reference herein, and have been so included and incorporated by reference in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. Their principal business address is Two World Financial Center, New York, New York 10281-1414.


LEGAL MATTERS

Our organization, our authority to issue the Contract, and the validity of the form of the Contract have been passed upon by Barry G. Skolnick, our General Counsel. Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to Federal securities laws.

REGISTRATION STATEMENTS

Registration Statements that relate to the Contract and its investment options have been filed with the Securities and Exchange Commission under the Securities Act of 1933 and the Investment Company Act of 1940. This Prospectus does not contain all of the information in the registration statements. You can obtain the omitted information from the Securities and Exchange Commission's principal office in Washington, D.C., upon payment of a prescribed fee.

                            ACCUMULATION UNIT VALUES
                       (CONDENSED FINANCIAL INFORMATION)*

                                                             MERCURY BASIC VALUE V.I.
                                     ------------------------------------------------------------------------
                                      1/1/04 TO      1/1/03 TO      1/1/02 TO      1/1/01 TO      4/3/00 TO
                                       12/31/04       12/31/03       12/31/02       12/31/01       12/31/00
                                     ------------   ------------   ------------   ------------   ------------
(1) Accumulation unit value at
    beginning of period............  $      11.90   $       9.08   $      11.21   $      10.93   $      10.00
(2) Accumulation unit value at end
    of period......................  $      13.01   $      11.90   $       9.08   $      11.21   $      10.93
(3) Number of accumulation units
    outstanding at end of period...   5,444,523.3    5,242,204.4    5,178,026.7    4,082,449.8    1,067,940.3

                                              MERCURY CORE BOND V.I.
                                     ----------------------------------------
                                      1/1/04 TO     1/1/03 TO     7/1/02 TO
                                       12/31/04      12/31/03      12/31/02
                                     ------------   ----------   ------------
(1) Accumulation unit value at
    beginning of period............  $      10.83   $    10.50   $      10.00
(2) Accumulation unit value at end
    of period......................  $      11.14   $    10.83   $      10.50
(3) Number of accumulation units
    outstanding at end of period...   4,264,697.7   3,998,547.7     246,444.2


                                                      MERCURY DOMESTIC MONEY MARKET V.I.
                                  --------------------------------------------------------------------------
                                   1/1/04 TO      1/1/03 TO       1/1/02 TO       1/1/01 TO      4/3/00 TO
                                    12/31/04       12/31/03       12/31/02        12/31/01        12/31/00
                                  ------------   ------------   -------------   -------------   ------------
(1) Accumulation unit value at
    beginning of period.........  $      10.47   $      10.56   $       10.57   $       10.34   $      10.00
(2) Accumulation unit value at
    end of period...............  $      10.40   $      10.47   $       10.56   $       10.57   $      10.34
(3) Number of accumulation units
    outstanding at end of
    period......................   2,884,135.2    5,746,731.7     7,587,533.0    10,396,927.8    7,518,920.9

                                                       MERCURY FUNDAMENTAL GROWTH V.I.
                                  -------------------------------------------------------------------------
                                   1/1/04 TO      1/1/03 TO       1/1/02 TO      1/1/01 TO      4/3/00 TO
                                    12/31/04       12/31/03       12/31/02        12/31/01       12/31/00
                                  ------------   ------------   -------------   ------------   ------------
(1) Accumulation unit value at
    beginning of period.........  $       6.64   $       5.27   $        7.38   $       9.16   $      10.00
(2) Accumulation unit value at
    end of period...............  $       6.98   $       6.64   $        5.27   $       7.38   $       9.16
(3) Number of accumulation units
    outstanding at end of
    period......................   6,037,283.2    6,749,609.5    16,295,553.0    9,904,206.1    3,238,595.8


                                                           MERCURY GOVERNMENT BOND V.I.
                                      -----------------------------------------------------------------------
                                       1/1/04 TO      1/1/03 TO       1/1/02 TO      1/1/01 TO     4/3/00 TO
                                        12/31/04       12/31/03       12/31/02        12/31/01      12/31/00
                                      ------------   ------------   -------------   ------------   ----------
(1) Accumulation unit value at
    beginning of period.............  $      12.30   $      12.25   $       11.33   $      10.76   $    10.00
(2) Accumulation unit value at end
    of period.......................  $      12.61   $      12.30   $       12.25   $      11.33   $    10.76
(3) Number of accumulation units
    outstanding at end of period....   2,178,660.8    2,953,763.7    9,452,240.0.    7,997,898.5    671,790.2

                                                               MERCURY INDEX 500 V.I.
                                      ------------------------------------------------------------------------
                                       1/1/04 TO      1/1/03 TO      1/1/02 TO      1/1/01 TO      4/3/00 TO
                                        12/31/04       12/31/03       12/31/02       12/31/01       12/31/00
                                      ------------   ------------   ------------   ------------   ------------
(1) Accumulation unit value at
    beginning of period.............  $       7.25   $       5.75   $       7.53   $       8.72   $      10.00
(2) Accumulation unit value at end
    of period.......................  $       7.88   $       7.25   $       5.75   $       7.53   $       8.72
(3) Number of accumulation units
    outstanding at end of period....   3,164,559.5    8,544,160.2    4,091,901.9    5,843,073.6    1,964,339.7


                                            MERCURY INTERNATIONAL
                                                VALUE V.I. ***            MERCURY VALUE OPPORTUNITIES V.I.
                                         ----------------------------   ------------------------------------
                                          1/1/04 TO      11/21/03 **    1/1/04 TO    1/1/03 TO    7/1/02 TO
                                           12/31/04      TO 12/31/03     12/31/04     12/31/03     12/31/02
                                         ------------   -------------   ----------   ----------   ----------
(1) Accumulation unit value at
    beginning of period................  $      10.90   $       9.93    $    12.06   $     8.57   $    10.00
(2) Accumulation unit value at end of
    period.............................  $      13.14   $      10.90    $    13.64   $    12.06   $     8.57
(3) Number of accumulation units
    outstanding at end of period.......   1,628,119.6    1,926,391.4     378,352.5    291,576.4    226,262.2

                                              ROSZEL/ DELAWARE
                                                 TREND ****              ROSZEL/JP MORGAN SMALL CAP GROWTH
                                         --------------------------   ---------------------------------------
                                         1/1/04 TO    5/1/03 ** TO     1/1/04 TO    11/1/03 TO     7/1/02 TO
                                          12/31/04      12/31/03       12/31/04      12/31/03      12/31/02
                                         ----------   -------------   -----------   -----------   -----------
(1) Accumulation unit value at
    beginning of period................  $    12.26    $    10.00     $    11.38    $     8.43     $   10.00
(2) Accumulation unit value at end of
    period.............................  $    13.46    $    12.26     $    12.20    $    11.38     $    8.43
(3) Number of accumulation units
    outstanding at end of period.......   553,264.6     618,557.3      143,367.4     297,160.9      23,557.2


---------------
* Merrill Lynch Life commenced sales of Retirement Power on April 3, 2000. Subaccount names reflected in this Accumulation Unit Values Table are the currently effective names. Each subaccount may have operated under different names in the past.
** Available for allocations of premiums or contract value effective following the close of business.

*** Effective following the close of business on November 21, 2003, the Mercury International Value V.I. Fund was merged with and into the Mercury International Value V.I. Fund (which was then named the Merrill Lynch International Value V.I. Fund) of the Merrill Lynch Variable Series Funds.

**** Effective following the close of business on November 21, 2003, the Roszel/Delaware Trend Portfolio of the MLIG Variable Insurance Trust was substituted for the Delaware VIP Trend Portfolio of the Delaware VIP Trust. The Delaware VIP Trend Portfolio is no longer available under the Contract.


                                      ROSZEL/ LORD ABBETT               ROSZEL/ LORD ABBETT
                                          AFFILIATED                       BOND DEBENTURE
                                   -------------------------   --------------------------------------
                                   1/1/04 TO    5/1/03** TO    1/1/04 TO     1/1/03 TO     7/1/02 TO
                                    12/31/04      12/31/03      12/31/04      12/31/03      12/31/02
                                   ----------   ------------   ----------   ------------   ----------
(1) Accumulation unit value at
    beginning of period..........  $    11.98   $      10.00   $    12.08   $      10.49   $    10.00
(2) Accumulation unit value at
    end of period................  $    13.12   $      11.98   $    12.86   $      12.08   $    10.49
(3) Number of accumulation units
    outstanding at end of
    period.......................   445,697.8    1,509,856.6    842,283.6    1,126,398.0    112,428.5

                                                                                  ROSZEL/ ALLIANZ
                                             ROSZEL/ LORD ABBETT                    CCM CAPITAL
                                                MID CAP VALUE                    APPRECIATION*****
                                   ----------------------------------------   ------------------------
                                   1/1/04 TO     1/1/03 TO      7/1/02 TO     1/1/04 TO    5/1/03** TO
                                    12/31/04      12/31/03       12/31/02      12/31/04     12/31/03
                                   ----------   ------------   ------------   ----------   -----------
(1) Accumulation unit value at
    beginning of period..........  $    11.00   $       8.96   $      10.00   $    11.71   $    10.00
(2) Accumulation unit value at
    end of period................  $    13.41   $      11.00   $       8.96   $    12.99   $    11.71
(3) Number of accumulation units
    outstanding at end of
    period.......................   693,317.3    2,069,302.7    3,209,423.8    543,307.5    670,518.5



                                                             ROSZEL/ALLIANZ NFJ                         ROSZEL/SELIGMAN
                                                              SMALL CAP VALUE                           MID CAP GROWTH
                                                 ------------------------------------------   -----------------------------------
                                                  1/1/04 TO      1/1/03 TO      7/1/02 TO     1/1/04 TO    1/1/03 TO    7/1/02 TO
                                                   12/31/04       12/31/03       12/31/02      12/31/04     12/31/03    12/31/02
                                                 ------------   ------------   ------------   ----------   ----------   ---------
(1) Accumulation unit value at beginning of
    period.....................................  $      12.21   $       9.32   $      10.00   $    11.95   $     9.11   $   10.00
(2) Accumulation unit value at end of period...  $      14.76   $      12.21   $       9.32   $    12.77   $    11.95   $    9.11
(3) Number of accumulation units outstanding at
    end of period..............................   1,628,048.8    1,124,258.5    3,237,564.6    229,617.3    106,245.8    31,272.3


                                                          AIM V.I. INTERNATIONAL GROWTH
                                     ------------------------------------------------------------------------
                                      1/1/04 TO      1/1/03 TO      1/1/02 TO      1/1/01 TO      4/3/00 TO
                                       12/31/04       12/31/03       12/31/02       12/31/01       12/31/00
                                     ------------   ------------   ------------   ------------   ------------
(1) Accumulation unit value at
    beginning of period............  $       6.02   $       4.74   $       5.71   $       7.59   $      10.00
(2) Accumulation unit value at end
    of period......................  $       7.35   $       6.02   $       4.74   $       5.71   $       7.59
(3) Number of accumulation units
    outstanding at end of period...   2,360,417.0    2,745,399.3    3,200,434.4    3,659,351.1    2,746,234.2

                                                             AIM V.I. PREMIER EQUITY
                                     ------------------------------------------------------------------------
                                      1/1/04 TO      1/1/03 TO      1/1/02 TO      1/1/01 TO      4/3/00 TO
                                       12/31/04       12/31/03       12/31/02       12/31/01       12/31/00
                                     ------------   ------------   ------------   ------------   ------------
(1) Accumulation unit value at
    beginning of period............  $       5.66   $       4.59   $       6.69   $       7.78   $      10.00
(2) Accumulation unit value at end
    of period......................  $       5.89   $       5.66   $       4.59   $       6.69   $       7.78
(3) Number of accumulation units
    outstanding at end of period...   1,879,209.7    2,673,923.7    3,298,062.5    4,005,803.9    2,806,566.3


                                                       ALLIANCEBERNSTEIN GROWTH AND INCOME
                                     ------------------------------------------------------------------------
                                      1/1/04 TO      1/1/03 TO      1/1/02 TO      1/1/01 TO      4/3/00 TO
                                       12/31/04       12/31/03       12/31/02       12/31/01       12/31/00
                                     ------------   ------------   ------------   ------------   ------------
(1) Accumulation unit value at
    beginning of period............  $      10.66   $       8.18   $      10.66   $      10.79   $      10.00
(2) Accumulation unit value at end
    of period......................  $      11.70   $      10.66   $       8.18   $      10.66   $      10.79
(3) Number of accumulation units
    outstanding at end of period...   2,902,789.4    3,819,864.9    4,928,031.9    6,205,739.8    2,338,766.8

                                                        ALLIANCEBERNSTEIN LARGE CAP GROWTH
                                     ------------------------------------------------------------------------
                                      1/1/04 TO      1/1/03 TO      1/1/02 TO      1/1/01 TO      4/3/00 TO
                                       12/31/04       12/31/03       12/31/02       12/31/01       12/31/00
                                     ------------   ------------   ------------   ------------   ------------
(1) Accumulation unit value at
    beginning of period............  $       5.22   $       4.29   $       6.29   $       7.71   $      10.00
(2) Accumulation unit value at end
    of period......................  $       5.58   $       5.22   $       4.29   $       6.29   $       7.71
(3) Number of accumulation units
    outstanding at end of period...   4,087,265.7    5,242,310.7    6,131,096.9    7,256,210.9    5,973,290.7


---------------
* Merrill Lynch Life commenced sales of Retirement Power on April 3, 2000. Subaccount names reflected in this Accumulation Unit Values Table are the currently effective names. Each subaccount may have operated under different names in the past.
** Available for allocations of premiums or contract value effective following the close of business.
**** Effective following the close of business on November 21, 2003, the Roszel/Delaware Trend Portfolio of the MLIG Variable Insurance Trust was substituted for the Delaware VIP Trend Portfolio of the Delaware VIP Trust. The Delaware VIP Trend Portfolio is no longer available under the Contract.

***** Effective following the close of business on November 21, 2003, the Roszel/Allianz CCM Capital Appreciation Portfolio of the MLIG Variable Insurance Trust was substituted for the MFS(R) Investors Trust Series of the MFS(R) Variable Insurance Trust(SM). The MFS(R) Investors Trust Series is no longer available under the Contract.

                                    AMERICAN
                                   CENTURY VP
                                      ULTRA                                     DAVIS VALUE
                                   -----------   -------------------------------------------------------------------------
                                   5/1/04** TO     1/1/04 TO      1/1/03 TO      1/1/02 TO      1/1/01 TO      4/3/00 TO
                                    12/31/04       12/31/04        12/31/03       12/31/02       12/31/01       12/31/00
                                   -----------   -------------   ------------   ------------   ------------   ------------
(1) Accumulation unit value at
    beginning of period..........   $   10.00    $        9.01   $       7.05   $       8.56   $       9.70   $      10.00
(2) Accumulation unit value at
    end of period................   $   10.65    $9.96.........  $       9.01   $       7.05   $       8.56   $       9.70
(3) Number of accumulation units
    outstanding at end of
    period.......................    38,548.1     10,899,757.7    7,006,410.3    5,911,799.0    6,931,720.5    3,023,588.1


                                               DELAWARE VIP TREND SERIES ****
                                   -------------------------------------------------------
                                   1/1/03 TO     1/1/02 TO      1/1/01 TO      4/3/00 TO
                                    11/21/03      12/31/02       12/31/01       12/31/00
                                   ----------   ------------   ------------   ------------
(1) Accumulation unit value at
    beginning of period..........  $     5.33   $       6.77   $       8.12   $      10.00
(2) Accumulation unit value at
    end of period................        ****   $       5.33   $       6.77   $       8.12
(3) Number of accumulation units
    outstanding at end of
    period.......................         0.0    2,074,056.6    2,118,830.0    1,581,141.1


                                           FEDERATED
                                            CAPITAL       FEDERATED
                                          APPRECIATION    KAUFFMAN                      MERCURY INTERNATIONAL
                                            FUND II        FUND II                          VALUE V.I.***
                                          ------------   -----------   -------------------------------------------------------
                                          5/1/04** TO    5/1/04** TO    1/1/03 TO      1/1/02 TO      1/1/01 TO     4/3/00 TO
                                            12/31/04      12/31/04       11/21/03       12/31/02       12/31/01      12/31/00
                                          ------------   -----------   ------------   ------------   ------------   ----------
(1) Accumulation unit value at beginning
    of period...........................   $   10.00      $   10.00    $       7.78   $       8.94   $      10.43   $    10.00
(2) Accumulation unit value at end of
    period..............................   $   10.64      $   11.12    $        ***   $       7.78   $       8.94   $    10.43
(3) Number of accumulation units
    outstanding at end of period........    29,621.8       97,341.1             0.0    1,356,189.5    2,623,137.2    670,925.6


                                                                   MFS(R) EMERGING GROWTH
                                          ------------------------------------------------------------------------
                                           1/1/04 TO      1/1/03 TO      1/1/02 TO      1/1/01 TO      4/3/00 TO
                                            12/31/04       12/31/03       12/31/02       12/31/01       12/31/00
                                          ------------   ------------   ------------   ------------   ------------
(1) Accumulation unit value at beginning
    of period...........................  $       4.20   $       3.28   $       5.03   $       7.68   $      10.00
(2) Accumulation unit value at end of
    period..............................  $       4.67   $       4.20   $       3.28   $       5.03   $       7.68
(3) Number of accumulation units
    outstanding at end of period........   2,349,790.3    2,986,953.5    3,953,822.2    4,368,299.6    3,393,776.3


                                                                                              PIMCO
                                                     MFS(R) INVESTORS                          PEA
                                                        TRUST*****                         RENAISSANCE
                                   -----------------------------------------------------   -----------
                                   1/1/03 TO     1/1/02 TO      1/1/01 TO     4/3/00 TO    5/1/04** TO
                                    11/21/03      12/31/02       12/31/01      12/31/00     12/31/04
                                   ----------   ------------   ------------   ----------   -----------
(1) Accumulation unit value at
    beginning of period..........  $     6.20   $       7.98   $       9.64   $    10.00   $    10.00
(2) Accumulation unit value at
    end of period................       *****   $       6.20   $       7.98   $     9.64   $    11.36
(3) Number of accumulation units
    outstanding at end of
    period.......................         0.0    1,752,350.0    1,728,355.2    760,169.0    109,295.9


                                                               PIMCO TOTAL RETURN
                                   --------------------------------------------------------------------------
                                    1/1/04 TO       1/1/03 TO      1/1/02 TO       1/1/01 TO      4/3/00 TO
                                     12/31/04       12/31/03        12/31/02       12/31/01        12/31/00
                                   ------------   -------------   ------------   -------------   ------------
(1) Accumulation unit value at
    beginning of period..........  $      12.69   $       12.27   $      11.43   $       10.72   $      10.00
(2) Accumulation unit value at
    end of period................  $      13.10   $       12.69   $      12.27   $       11.43   $      10.72
(3) Number of accumulation units
    outstanding at end of
    period.......................   8,998,945.3    10,726,232.8    8,263,293.9    10,316,397.0    4,133,521.9


                                                                                                                    VAN KAMPEN
                                                                SELIGMAN SMALLER-CAP VALUE                           COMSTOCK
                                          ----------------------------------------------------------------------   ------------
                                           1/1/04 TO      1/1/03 TO      1/1/02 TO      1/1/01 TO     4/3/00 TO    5/1/04** TO
                                            12/31/04       12/31/03       12/31/02       12/31/01      12/31/00      12/31/04
                                          ------------   ------------   ------------   ------------   ----------   ------------
(1) Accumulation unit value at beginning
    of period...........................  $      18.14   $      12.29   $      14.75   $      12.14   $    10.00   $     10.00
(2) Accumulation unit value at end of
    period..............................  $      21.41   $      18.14   $      12.29   $      14.75   $    12.14   $     11.27
(3) Number of accumulation units
    outstanding at end of period........   1,288,376.3    1,569,440.8    2,683,361.6    4,734,330.7    742,854.4   1,131,768.8


                                                                 VAN KAMPEN EMERGING GROWTH
                                          ------------------------------------------------------------------------
                                           1/1/04 TO      1/1/03 TO      1/1/02 TO      1/1/01 TO      4/3/00 TO
                                            12/31/04       12/31/03       12/31/02       12/31/01       12/31/00
                                          ------------   ------------   ------------   ------------   ------------
(1) Accumulation unit value at beginning
    of period...........................  $       4.35   $       3.47   $       5.22   $       7.74   $      10.00
(2) Accumulation unit value at end of
    period..............................  $       4.58   $       4.35   $       3.47   $       5.22   $       7.74
(3) Number of accumulation units
    outstanding at end of period........   2,954,668.8    3,763,805.1    4,633,557.1    5,426,051.6    8,224,816.3


---------------

* Merrill Lynch Life commenced sales of Retirement Power on April 3, 2000. Subaccount names reflected in this Accumulation Unit Values Table are the currently effective names. Each subaccount may have operated under different names in the past.

** Available for allocations of premiums or contract value effective following the close of business.


*** Effective following the close of business on November 21, 2003, the Mercury International Value V.I. Fund was merged with and into the Mercury International Value V.I. Fund (which was then named the Merrill Lynch International Value V.I. Fund) of the Merrill Lynch Variable Series Funds.


***** Effective following the close of business on November 21, 2003, the Roszel/Allianz CCM Capital Appreciation Portfolio of the MLIG Variable Insurance Trust was substituted for the MFS(R) Investors Trust Series of the MFS(R) Variable Insurance Trust(SM). The MFS(R) Investors Trust Series is no longer available under the Contract.

          TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The contents of the Statement of Additional Information for the Contract include the following:

OTHER INFORMATION
  Selling the Contract
  Financial Statements
  Administrative Services Arrangements

CALCULATION OF YIELDS AND TOTAL RETURNS
  Money Market Yield
  Other Subaccount Yields
  Total Returns

FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE VARIABLE ANNUITY
SEPARATE ACCOUNT A

FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE INSURANCE COMPANY

            APPENDIX A -- EXAMPLE OF MAXIMUM ANNIVERSARY VALUE GMDB



EXAMPLE: The purpose of this example is to illustrate the operation of the Maximum Anniversary Value Death Benefit. Assume that you are under age 80 at issue. You pay an initial premium of $100,000 on June 1, 2005 and a subsequent premium of $10,000 on December 1, 2006. You also make a withdrawal of $50,000 on January 1, 2007. Your death benefit, based on HYPOTHETICAL Contract values and transactions, and resulting hypothetical maximum anniversary values ("MAV"), are illustrated below. This example assumes hypothetical positive and negative investment performance of the Account, as indicated, to demonstrate the calculation of the death benefit value. There is, of course, no assurance that the Account will experience positive investment performance. The example does not reflect the deduction of fees and charges. FOR A DETAILED EXPLANATION OF HOW WE CALCULATE THE DEATH BENEFIT, SEE "DEATH BENEFIT."


                                                                                                (A)          (B)         (C)
                                                                        ------------------   ---------   -----------   --------
                                                                           TRANSACTIONS        PREMS
                                                                        ------------------   LESS ADJ.   MAX ANNIV.    CONTRACT
  DATE                                                                   PREM.     WITHDR.   WITHDRS.    VALUE (MAV)    VALUE
  -----------------------------------------------------------------------------------------------------------------------------
06/01/05  THE CONTRACT IS ISSUED                                        $100,000             $100,000     $      0     $100,000
          MAV is $0 until first contract anniversary
06/01/06  FIRST CONTRACT ANNIVERSARY                                                         $100,000     $110,000     $110,000
          Assume contract value increased by $10,000 due to positive investment performance
          Anniversary value for 6/1/2006 = Contract value on 6/1/2006
          = $110,000
          MAV = greatest of anniversary values = $110,000
12/01/06  OWNER PUTS IN $10,000 ADDITIONAL PREMIUM                      $ 10,000             $110,000     $120,000     $114,000
          Assume contract value decreased by $6,000 due to negative
          investment performance
          Anniversary value for 6/1/2006 = Contract value on 6/1/2006
          + premiums added since that
          anniversary = $110,000 + $10,000 = $120,000
          MAV = greatest of anniversary values = $120,000
01/01/07  OWNER TAKES A $50,000 WITHDRAWAL                                         $50,000   $ 50,000     $ 60,000     $50,000
          Assume contract value decreased by $14,000 due to negative investment performance
          Anniversary value for 6/1/2006 = contract value on 6/1/2006
          + premiums added - adjusted
          withdrawals since that anniversary = $110,000 + $10,000 -
          $60,000 = $60,000
          Adjusted withdrawal = withdrawal X maximum (MAV, prems -
          adj. withdrs.)
          contract value
          = $50,000 X maximum (120,000, 110,000)/100,000
          = $50,000 X 120,000/100,000 = $60,000
          (Note: all values are determined immediately prior to the
          withdrawal)
          MAV = greatest of anniversary values = $60,000
06/01/07  SECOND CONTRACT ANNIVERSARY                                                        $ 50,000     $ 60,000     $55,000
          Assume contract value increased by $5,000 due to positive
          investment performance
          Anniversary value for 6/1/2006 = $60,000
          Anniversary value for 6/1/2007 = contract value on 6/1/2007
          = $55,000
          MAV = greatest of anniversary values = maximum ($60,000,
          $55,000) = $60,000
06/01/08  THIRD CONTRACT ANNIVERSARY                                                         $ 50,000     $ 65,000     $65,000
          Assume contract value increased by $10,000 due to positive investment performance
          Anniversary value for 6/1/2006 = $60,000
          Anniversary value for 6/1/2007 = contract value on 6/1/2007
          = $55,000
          Anniversary value for 6/1/2008 = contract value on 6/1/2008
          = $65,000
          MAV = greatest of anniversary values = maximum ($60,000,
          $55,000, $65,000) = $65,000

          -----------------------------------

  DATE               DEATH BENEFIT
  ------  ------------------------
06/01/05  $100,000 (maximum of (A), (B), (C))
06/01/06  $110,000 (maximum of (A), (B), (C))
12/01/06  $120,000 (maximum of (A), (B), (C))
01/01/07  $ 60,000 (maximum of (A), (B), (C))
06/01/07  $ 60,000 (maximum of (A), (B), (C))
06/01/08  $ 65,000 (maximum of (A), (B), (C))

                APPENDIX B -- EXAMPLE OF ESTATE ENHANCER BENEFIT


THE PURPOSE OF THIS EXAMPLE IS TO ILLUSTRATE THE OPERATION OF THE ESTATE ENHANCER BENEFIT. THE INVESTMENT RETURNS ASSUMED ARE HYPOTHETICAL AND ARE NOT REPRESENTATIVE OF PAST OR FUTURE PERFORMANCE. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A CONTRACT OWNER AND THE INVESTMENT EXPERIENCE OF THE FUNDS. THE EXAMPLE ASSUMES NO WITHDRAWALS AND DOES NOT REFLECT THE DEDUCTION OF ANY FEES AND CHARGES.


FACTS: Assume that a couple (ages 60 and 55) purchases a Contract on October 1, 2005 with Estate Enhancer, and makes an initial premium payment of $100,000. The contract value as of due proof of death of the first to die is $300,000. The following chart depicts the potential Estate Enhancer benefit at the death of the contract owner.


------------------------------------------------------------------------
 Net Premiums                                                  $100,000
------------------------------------------------------------------------
 Contract Value                                                $300,000
------------------------------------------------------------------------
 Estate Enhancer Gain                                          $200,000
------------------------------------------------------------------------
 Estate Enhancer benefit

 Lesser of 45% of Estate Enhancer Gain ($90,000) or
 45% of Net Premiums ($45,000)                                 $ 45,000
------------------------------------------------------------------------

        -----------------------
        * Assuming the contract value is greater than the Guaranteed Minimum Death Benefit, the total death benefit payable equals $300,000 + $45,000 = $345,000. Assuming a lump sum payout and an income tax rate of 36%, the after-tax death benefit is $256,800.

If instead, the couple had been ages 70 and 55, the percentage used in the above calculations would have been 30% since the oldest owner at issue was over age 69 and the Estate Enhancer benefit would have been $30,000.

FOR A DETAILED EXPLANATION OF HOW WE CALCULATE THE ESTATE ENHANCER BENEFIT, SEE "DEATH BENEFIT."

STATEMENT OF ADDITIONAL INFORMATION

MAY 1, 2005


             MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A

         FLEXIBLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT

                                   ISSUED BY

                      MERRILL LYNCH LIFE INSURANCE COMPANY

                    HOME OFFICE: LITTLE ROCK, ARKANSAS 72201
                         SERVICE CENTER: P.O. BOX 44222
                        JACKSONVILLE, FLORIDA 32231-4222
                           4804 DEER LAKE DRIVE EAST
                          JACKSONVILLE, FLORIDA 32246
                             PHONE: (800) 535-5549

                                OFFERED THROUGH

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED

This individual deferred variable annuity contract (the "Contract") is designed to provide comprehensive and flexible ways to invest and to create a source of income protection for later in life through the payment of annuity benefits. An annuity is intended to be a long term investment. Contract owners should consider their need for deferred income before purchasing the Contract. The Contract is issued by Merrill Lynch Life Insurance Company ("Merrill Lynch Life") both on a nonqualified basis, and as an Individual Retirement Annuity ("IRA") that is given qualified tax status. The Contract may also be purchased through an established IRA or Roth IRA custodial account with Merrill Lynch, Pierce, Fenner & Smith Incorporated. Transfer amounts from tax sheltered annuity plans that are not subject to the Employee Retirement Income Security Act of 1974, as amended, will be accepted as premium payments, as permitted by law. Other premium payments will not be accepted under a Contract used as a tax sheltered annuity.


This Statement of Additional Information is not a prospectus and should be read together with the Contract's Prospectus dated May 1, 2005, which is available on request and without charge by writing to or calling Merrill Lynch Life at the Service Center address or phone number set forth above.

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
OTHER INFORMATION...........................................    3
Selling the Contract........................................    3
Financial Statements........................................    3
Administrative Services Arrangements........................    3

CALCULATION OF YIELDS AND TOTAL RETURNS.....................    3
Money Market Yield..........................................    3
Other Subaccount Yields.....................................    4
Total Returns...............................................    5

FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE VARIABLE ANNUITY
  SEPARATE ACCOUNT A........................................  S-1

FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE INSURANCE
  COMPANY...................................................  G-1

                               OTHER INFORMATION

SELLING THE CONTRACT

The Contracts are offered to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S" or "Distributor") serves as principal underwriter for the Contracts. Distributor is a Delaware corporation and its home office is located at 4 World Financial Center, New York, New York 10080. Distributor is an indirect, wholly owned subsidiary of Merrill Lynch & Co., Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of NASD, Inc. Distributor offers the Contracts through its Financial Advisors. Financial Advisors are appointed as our insurance agents through various Merrill Lynch Life Agencies.


For the years ended December 31, 2004, 2003, and 2002, Distributor received $489,190, $762,118, and $2,231,475, respectively, in connection with the sale of the Contracts. Distributor retains a portion of commissions it receives in return for its services as distributor for the Contracts.


FINANCIAL STATEMENTS

The financial statements of Merrill Lynch Life included in this Statement of Additional Information should be distinguished from the financial statements of the Account and should be considered only as bearing upon the ability of Merrill Lynch Life to meet any obligations it may have under the Contract.

ADMINISTRATIVE SERVICES ARRANGEMENTS


Merrill Lynch Life has entered into a Service Agreement with its parent, Merrill Lynch Insurance Group, Inc. ("MLIG") pursuant to which Merrill Lynch Life can arrange for MLIG to provide directly or through affiliates certain services. Pursuant to this agreement, Merrill Lynch Life has arranged for MLIG to provide administrative services for the Account and the Contracts, and MLIG, in turn, has arranged for a subsidiary, Merrill Lynch Insurance Group Services, Inc. ("MLIG Services"), to provide these services. Compensation for these services, which will be paid by Merrill Lynch Life, will be based on the charges and expenses incurred by MLIG Services, and will reflect MLIG Services' actual costs. For the years ended December 31, 2004, 2003, and 2002, Merrill Lynch Life paid administrative services fees of $33.2 million, $33.5 million, and $34.4 million, respectively.


                    CALCULATION OF YIELDS AND TOTAL RETURNS

MONEY MARKET YIELD


From time to time, Merrill Lynch Life may quote in advertisements and sales literature the current annualized yield for the Mercury Domestic Money Market V.I. Subaccount for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the underlying Funds or on their respective portfolio securities. The current annualized yield is computed by: (a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of 1 unit at the beginning of the period, (b) dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return; and
(c) annualizing this quotient on a 365-day basis. The net change in account value reflects: (1) net income from the Fund attributable to the hypothetical account; and (2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the asset-based insurance charge; and (2) the annual contract fee. For purposes of calculating current yield for a Contract, an average per unit contract fee is used. Based on our current estimates of average contract size and withdrawals, we have assumed the average per unit contract fee to be 0.00%. Current yield will be calculated according to the following formula:

                   Current Yield = ((NCF - ES)/UV) X (365/7)

Where:

NCF   =   the net change in the value of the Fund (exclusive of
          realized gains and losses on the sale of securities and
          unrealized appreciation and depreciation) for the 7-day
          period attributable to a hypothetical account having a
          balance of 1 unit.

ES    =   per unit expenses for the hypothetical account for the 7-day period.

UV    =   the unit value on the first day of the 7-day period.


Merrill Lynch Life also may quote the effective yield of the Mercury Domestic Money Market V.I. Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:


               Effective Yield = (1 + ((NCF - ES)/UV))(365/7) - 1

Where:

NCF   =   the net change in the value of the Fund (exclusive of
          realized gains and losses on the sale of securities and
          unrealized appreciation and depreciation) for the 7-day
          period attributable to a hypothetical account having a
          balance of 1 unit.

ES    =   per unit expenses of the hypothetical account for the 7-day period.

UV    =   the unit value for the first day of the 7-day period.


Because of the charges and deductions imposed under the Contract, the yield for the Mercury Domestic Money Market V.I. Subaccount will be lower than the yield for the corresponding underlying Fund.



The yields on amounts held in the Mercury Domestic Money Market V.I. Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the underlying Fund, the types and qualities of portfolio securities held by the Fund and the Fund's operating expenses. Yields on amounts held in the Mercury Domestic Money Market V.I. Subaccount may also be presented for periods other than a 7-day period.


OTHER SUBACCOUNT YIELDS


From time to time, Merrill Lynch Life may quote in sales literature or advertisements the current annualized yield of one or more of the subaccounts (other than the Mercury Domestic Money Market V.I. Subaccount) for a Contract for a 30-day or one-month period. The annualized yield of a subaccount refers to income generated by the subaccount over a specified 30-day or one-month period. Because the yield is annualized, the yield generated by the subaccount during the 30-day or one-month period is assumed to be generated each period over a 12-month period. The yield is computed by: (1) dividing the net investment income of the Fund attributable to the subaccount units less subaccount expenses for the period; by (2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; then (3) compounding that yield for a 6-month period; and then (4) multiplying that result by 2. Expenses attributable to the subaccount include the asset-based insurance charge and the annual contract fee. For purposes of calculating the 30-day or one-month yield, an average contract fee per dollar of contract value in the subaccount is used to determine the amount of the charge attributable to the subaccount for the 30-day or one-month period. Based on our current estimates of average contract size and withdrawals, we have assumed the average contract fee to be 0.00%. The 30-day or one-month yield is calculated according to the following formula:

                Yield = 2 X ((((NI - ES)/(U X UV)) + 1)(6) - 1)

Where:

NI    =   net investment income of the Fund for the 30-day or
          one-month period attributable to the subaccount's units.

ES    =   expenses of the subaccount for the 30-day or one-month
          period.

U     =   the average number of units outstanding.

UV    =   the unit value at the close of the last day in the 30-day or one-month

Currently, Merrill Lynch Life may quote yields on bond subaccounts. Because of the charges and deductions imposed under the Contracts, the yield for a subaccount will be lower than the yield for the corresponding Fund.

The yield on the amounts held in the subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount's actual yield is affected by the types and quality of portfolio securities held by the corresponding Fund, and its operating expenses.

TOTAL RETURNS

From time to time, Merrill Lynch Life also may quote in sales literature or advertisements, total returns, including average annual total returns for one or more of the subaccounts for various periods of time. Average annual total returns will be provided for a subaccount for 1, 5 and 10 years, or for a shorter period, if applicable.

Total returns assume the Contract was surrendered at the end of the period shown, and are not indicative of performance if the Contract was continued for a longer period. The Contract does not impose any surrender charge.

Average annual total returns for other periods of time may also be disclosed from time to time. For example, average annual total returns may be provided based on the assumption that a subaccount had been in existence and had invested in the corresponding underlying Fund for the same period as the corresponding Fund had been in operation. The Funds and the subaccounts corresponding to the Funds commenced operations as indicated below:


FUND                                 FUND INCEPTION DATE   SUBACCOUNT INCEPTION DATE
----                                 -------------------   -------------------------
Mercury Basic Value V.I. Fund......  July 1, 1993          July 1, 1993
Mercury Core Bond V.I. Fund........  April 29, 1982        February 21, 1992
Mercury Domestic Money Market V.I.   February 21, 1992      February 21, 1992
  Fund.............................
Mercury Fundamental Growth V.I.      March 28, 2000         April 3, 2000
  Fund.............................
Mercury Government Bond V.I.         May 16, 1994          May 16, 1994
  Fund.............................
Mercury Index 500 V.I. Fund........  December 13, 1996     December 18, 1996
Mercury International Value V.I.     June 10, 1998         June 10, 1998
  Fund.............................
Mercury Value Opportunities V.I.     April 29, 1982        February 21, 1992
  Fund.............................
MLIG Roszel/Delaware Trend           May 1, 2003           May 1, 2003
  Portfolio........................
MLIG Roszel/JP Morgan Small Cap      July 1, 2002           July 1, 2002
  Growth Portfolio.................
MLIG Roszel/Lord Abbett Affiliated   May 1, 2003            May 1, 2003
  Portfolio........................
MLIG Roszel/Lord Abbett Bond         July 1, 2002           July 1, 2002
  Debenture Portfolio..............
MLIG Roszel/Lord Abbett Mid Cap      July 1, 2002           July 1, 2002
  Value Portfolio..................
MLIG Roszel/Allianz CCM Capital      May 1, 2003            May 1, 2003
  Appreciation Portfolio...........
MLIG Roszel/Allianz NFJ Small Cap    July 1, 2002           July 1, 2002
  Value Portfolio..................
MLIG Roszel/Seligman Mid Cap Growth  July 1, 2002           July 1, 2002
  Portfolio........................
AIM V.I. International Growth        May 5, 1993           April 3, 2000
  Fund.............................
AIM V.I. Premier Equity Fund.......  May 5, 1993           December 18, 1996
AllianceBernstein Growth and Income  January 14, 1991       April 3, 2000
  Portfolio........................
AllianceBernstein Premier Growth     June 26, 1992          December 18, 1996
  Portfolio........................
American Century VP Ultra(R)         May 1, 2001           May 1, 2004
  Fund.............................
Davis Value Portfolio..............  July 1, 1999          April 3, 2000
Federated Capital Appreciation Fund  June 19, 2000         May 1, 2004
  II...............................
Federated Kaufmann Fund II.........  April 30, 2002        May 1, 2004
MFS(R) Emerging Growth Series......  July 24, 1995         December 18, 1996
PIMCO Total Return Portfolio.......  December 31, 1997     April 3, 2000
Premier VIT OpCap Renaissance        July 10, 2002          May 1, 2004
  Portfolio........................
Seligman Smaller-Cap Value           May 1, 1998           April 3, 2000
  Portfolio........................
Van Kampen LIT Emerging Growth       July 3, 1995           April 3, 2000
  Portfolio........................
Van Kampen LIT Comstock              April 30, 1999        May 1, 2004
  Portfolio........................

Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value or that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will generally be as of the most recent calendar quarter-end.

Average annual total returns are calculated using subaccount unit values calculated on each valuation day based on the performance of the corresponding underlying Fund, the deductions for the asset-based insurance charge and the contract fee, and assume a surrender of the Contract at the end of the period for the return quotation (although the Contract does not impose a surrender charge). For purposes of calculating total return, an average per dollar contract fee attributable to the hypothetical account for the period is used. Based on our current estimates of average contract size and withdrawals, we have assumed the average contract fee to be 0.00%. The average annual total return is then calculated according to the following formula:

                            TR = ((ERV/P)(1/N)) -- 1

Where:

TR    =   the average annual total return net of subaccount recurring charges (such as the asset-based insurance charge and
          contract fee).

ERV   =   the ending redeemable value at the end of the period of the hypothetical account with an initial payment of $1,000.

P     =   a hypothetical initial payment of $1,000.

N     =   the number of years in the period.

From time to time, Merrill Lynch Life also may quote in sales literature or advertisements total returns for other periods.

From time to time, Merrill Lynch Life also may quote in sales literature or advertisements total returns or other performance information for a hypothetical Contract assuming the initial premium is allocated to more than one subaccount or assuming monthly transfers from a specified subaccount to one or more designated subaccounts under a dollar cost averaging program. Merrill Lynch Life also may quote in sales literature or advertisements total returns or other performance information for a hypothetical Contract assuming participation in an asset allocation or rebalancing program. These returns will reflect the performance of the affected subaccount(s) for the amount and duration of the allocation to each subaccount for the hypothetical Contract. They also will reflect the deduction of the charges described above. For example, total return information for a Contract with a dollar cost averaging program for a 12-month period will assume commencement of the program at the beginning of the most recent 12-month period for which average annual total return information is available. This information will assume an initial lump-sum investment in a specified subaccount (the "DCA subaccount") at the beginning of that period and monthly transfers of a portion of the contract value from the DCA subaccount to designated other subaccount(s) during the 12-month period. The total return for the Contract for this 12-month period therefore will reflect the return on the portion of the contract value that remains invested in the DCA subaccount for the period it is assumed to be so invested, as affected by monthly transfers, and the return on amounts transferred to the designated other subaccounts for the period during which those amounts are assumed to be invested in those subaccounts. The return for an amount invested in a subaccount will be based on the performance of that subaccount for the duration of the investment, and will reflect the charges described above. Performance information for a dollar cost-averaging program also may show the returns for various periods for a designated subaccount assuming monthly transfers to the subaccount, and may compare those returns to returns assuming an initial lump-sum investment in that subaccount. This information also may be compared to various indices, such as the Merrill Lynch 91-day Treasury Bills index or the U.S. Treasury Bills index and may be illustrated by graphs, charts, or otherwise.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors of
Merrill Lynch Life Insurance Company

We have audited the accompanying statements of assets and liabilities of each of the investment divisions of Merrill "Lynch Life Variable Annuity Separate Account A, comprised of" the divisions investing in the Domestic Money Market V.I. "Fund, Core Bond V.I. Fund, High Current Income V.I. Fund," "Large Cap Core V.I. Fund, Value Opportunities V.I. Fund" "(formerly Small Cap Value V.I. Fund), American Balanced V.I." "Fund, Global Allocation V.I. Fund, Utilities and" "Telecommunications V.I. Fund, Basic Value V.I. Fund," "Government Bond V.I. Fund, Developing Capital Markets V.I." "Fund (liquidated following close of business on November 21," "2003), Index 500 V.I. Fund, Global Growth V.I. Fund, Focus" Twenty V.I. Fund (liquidated following close of business on "November 21, 2003), Large Cap Value V.I. Fund, Fundamental" "Growth V.I. Fund, International Value V.I. Fund (formerly" "Mercury International Value V.I. Fund), Large Cap Growth" V.I. Fund (formerly Merrill Lynch Large Cap Growth V.I. "Fund), AllianceBernstein Quasar Portfolio (formerly Quasar" "Portfolio, liquidated following close of business on" "November 21, 2003), AllianceBernstein Large Cap Growth"
Portfolio   (formerly   AllianceBernstein   Premier   Growth
"Portfolio), AllianceBernstein Growth and Income Portfolio" "(formerly Growth and Income Portfolio), AllianceBernstein" "Technology Portfolio (formerly Technology Portfolio), MFS" "Emerging Growth Series, MFS Research Series (liquidated"
"following  close  of  business on November  21,  2003),  MFS"
Investors  Trust  Series  (liquidated  following  close   of
"business on November 21, 2003), AIM V.I. Premier Equity" "Fund, AIM V.I. Capital Appreciation Fund, AIM V.I." "International Growth Fund, Davis Value Portfolio, Total" "Return Portfolio, Seligman Small-Cap Value Portfolio,"
Delaware VIP Trend Series (liquidated following close of "business on November 21, 2003), Emerging Growth Portfolio,"
"Comstock Portfolio (commenced operations May 1, 2004), VP" "International Fund, VP Ultra Fund (commenced operations May" "1, 2004), PEA Renaissance Portfolio (commenced operations" "May 1, 2004), Federated Kaufmann Fund II (commenced" "operations May 1, 2004), Federated Capital Appreciation Fund" "II (commenced operations May 1, 2004), Roszel / JP Morgan" "Small Cap Growth Portfolio, Roszel / Lord Abbett Bond" "Debenture Portfolio, Roszel / Lord Abbett Mid Cap Value" "Portfolio, Roszel / PIMCO Small Cap Value Portfolio, Roszel" "/ Seligman Mid Cap Growth Portfolio, Roszel / Delaware Trend" "Portfolio (commenced operations May 1, 2003), Roszel / Lord" "Abbett Affiliated Portfolio (commenced operations May 1," "2003), and Roszel / PIMCO CCM Capital Appreciation Portfolio" "(commenced operations May 1, 2003), (collectively, the" "Divisions), as of December 31, 2004, and the related" statements of operations and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of Merrill Lynch Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We  conducted our audits in accordance with the standards of
the   Public  Company  Accounting  Oversight  Board  (United
States).   Those standards require that we plan and  perform
the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The "Company is not required to have, nor were we engaged to" "perform, an audit of its internal control over financial"
reporting.     Our audit included consideration of  internal
control over financial reporting as a basis for designing "audit procedures that are appropriate in the circumstances," but not for the purpose of expressing an opinion on the
effectiveness  of  the  Divisions'  internal  control   over
"financial  reporting.   Accordingly,  we  express  no   such"
"opinion. An audit also includes examining, on a test basis," evidence supporting the amounts and disclosures in the "financial statements, assessing the accounting principles" "used and significant estimates made by management, as well" as evaluating the overall financial statement presentation. Our procedures included confirmation of investment divisions "owned as of December 31, 2004, by correspondence with the"
custodian.   We believe that our audits provide a reasonable
basis for our opinion.

"In our opinion, the financial statements referred to above" "present fairly, in all material respects, the financial" "position of each of the Divisions as of December 31, 2004," the results of their operations and changes in their net "assets for each of the two years in the period then ended," in conformity with accounting principles generally accepted in the United States of America.





30-Mar-05

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
"AS OF DECEMBER 31, 2004"

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                           Domestic               Core                 High
                                                                            Money                 Bond               Current
                                                                            Market                V.I.                Income
                                                                          V.I. Fund               Fund              V.I. Fund
                                                                    ==================== ==================== ====================
(In thousands)

Assets
"  Investments in Merrill Lynch Variable Series Funds, Inc. (Note 1):"
"    Domestic Money Market V.I. Fund, 274,600 shares"
"      (Cost $274,600)                                               $           274,600  $                    $"
"    Core Bond V.I. Fund, 44,794 shares"
"      (Cost $526,400)                                                                                551,412"
"    High Current Income V.I. Fund, 33,742 shares"
"      (Cost $281,585)                                                                                                     273,983"
                                                                    -------------------- -------------------- --------------------
"    Total Assets                                                    $           274,600  $           551,412  $           273,983"
                                                                    ==================== ==================== ====================

Net Assets
"  Accumulation Units                                                $           274,600  $           551,412  $           273,983"
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
"AS OF DECEMBER 31, 2004"

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                            Large                Value               American
                                                                           Cap Core          Opportunities           Balanced
                                                                             V.I.                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Assets
"  Investments in Merrill Lynch Variable Series Funds, Inc. (cont'd) (Note 1):"
"    Large Cap Core V.I. Fund, 16,019 shares"
"      (Cost $483,735)                                               $           470,647  $                    $"
"    Value Opportunities V.I. Fund, 16,548 shares"
"      (Cost $372,203)                                                                                433,061"
"    American Balanced V.I. Fund, 5,997 shares"
"      (Cost $74,042)                                                                                                       71,662"
                                                                    -------------------- -------------------- --------------------
"    Total Assets                                                    $           470,647  $           433,061  $            71,662"
                                                                    ==================== ==================== ====================

Net Assets
"  Accumulation Units                                                $           470,647  $           433,061  $            71,662"
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
"AS OF DECEMBER 31, 2004"

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                            Global           Utilities and            Basic
                                                                          Allocation      Telecommunications          Value
                                                                             V.I.                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Assets
"  Investments in Merrill Lynch Variable Series Funds, Inc. (cont'd) (Note 1):"
"    Global Allocation V.I. Fund, 42,665 shares"
"      (Cost $514,259)                                               $           535,445  $                    $"
"    Utilities and Telecommunications V.I. Fund, 4,113 shares"
"      (Cost $39,769)                                                                                  37,144"
"    Basic Value V.I. Fund, 57,848 shares"
"      (Cost $785,046)                                                                                                     908,209"
                                                                    -------------------- -------------------- --------------------
"    Total Assets                                                    $           535,445  $            37,144  $           908,209"
                                                                    ==================== ==================== ====================

Net Assets
"  Accumulation Units                                                $           535,445  $            37,144  $           908,209"
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
"AS OF DECEMBER 31, 2004"

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                          Government             Index                Global
                                                                             Bond                 500                 Growth
                                                                             V.I.                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Assets
"  Investments in Merrill Lynch Variable Series Funds, Inc. (cont'd) (Note 1):"
"    Government Bond V.I. Fund, 27,499 shares"
"      (Cost $295,681)                                               $           292,867  $                    $"
"    Index 500 V.I. Fund, 19,575 shares"
"      (Cost $309,539)                                                                                300,475"
"    Global Growth V.I. Fund, 8,461 shares"
"      (Cost $96,892)                                                                                                       81,733"
                                                                    -------------------- -------------------- --------------------
"    Total Assets                                                    $           292,867  $           300,475  $            81,733"

                                                                    ==================== ==================== ====================

Net Assets
"  Accumulation Units                                                $           292,867  $           300,475  $            81,733"
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
"AS OF DECEMBER 31, 2004"

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                          Large Cap           Fundamental         International
                                                                            Value                Growth               Value
                                                                             V.I.                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Assets
"  Investments in Merrill Lynch Variable Series Funds, Inc. (cont'd) (Note 1):"
"    Large Cap Value V.I. Fund, 8,526 shares"
"      (Cost $89,444)                                                $           113,911  $                    $"
"    Fundamental Growth V.I. Fund, 23,673 shares"
"      (Cost $152,828)                                                                                175,178"
"    International Value V.I. Fund, 22,365 shares"
"      (Cost $242,420)                                                                                                     305,732"
                                                                    -------------------- -------------------- --------------------
"    Total Assets                                                    $           113,911  $           175,178  $           305,732"
                                                                    ==================== ==================== ====================

Net Assets
"  Accumulation Units                                                $           113,911  $           175,178  $           305,732"
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
"AS OF DECEMBER 31, 2004"

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                           Large
                                                                             Cap           AllianceBernstein    AllianceBernstein
                                                                            Growth             Large Cap            Growth and
                                                                             V.I.                Growth               Income
                                                                            Fund               Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Assets
"  Investments in Merrill Lynch Variable Series Funds, Inc. (cont'd) (Note 1):"
"    Large Cap Growth V.I. Fund, 14,767 shares"
"      (Cost $137,350)                                               $           147,077  $                    $"

"  Investments in AllianceBernstein Variable Products Series Fund, Inc. (Note 1):"
"    AllianceBernstein Large Cap Growth Portfolio, 10,921 shares"
"      (Cost $371,799)                                                                                255,979"
"    AllianceBernstein Growth and Income Portfolio, 1,581 shares"
"      (Cost $29,919)                                                                                                       38,066"
                                                                    -------------------- -------------------- --------------------
"    Total Assets                                                    $           147,077  $           255,979  $            38,066"
                                                                    ==================== ==================== ====================

Net Assets
"  Accumulation Units                                                $           147,077  $           255,979  $            38,066"
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
"AS OF DECEMBER 31, 2004"

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                                                  MFS                AIM V.I.
                                                                      AllianceBernstein         Emerging             Premier
                                                                          Technology             Growth               Equity
                                                                          Portfolio              Series                Fund
                                                                    ==================== ==================== ====================
(In thousands)

Assets
"  Investments in AllianceBernstein Variable Products Series Fund, Inc. (cont'd) (Note 1):"
"    AllianceBernstein Technology Portfolio, 357 shares"
"      (Cost $4,991)                                                 $             5,456  $                    $"

  Investments in MFS Variable Insurance Trust (Note 1):
"    MFS Emerging Growth Series, 7,701shares"
"      (Cost $229,810)                                                                                134,915"

  Investments in AIM Variable Insurance Funds (Note 1):
"    AIM V.I. Premier Equity Fund, 7,549 shares"
"      (Cost $215,380)                                                                                                     160,804"
                                                                    -------------------- -------------------- --------------------
"    Total Assets                                                    $             5,456  $           134,915  $           160,804"

                                                                    ==================== ==================== ====================

Net Assets
"  Accumulation Units                                                $             5,456  $           134,915  $           160,804"
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
"AS OF DECEMBER 31, 2004"

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                           AIM V.I.             AIM V.I.
                                                                           Capital           International            Davis
                                                                         Appreciation            Growth               Value
                                                                             Fund                 Fund              Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in AIM Variable Insurance Funds (cont'd) (Note 1):
"    AIM V.I. Capital Appreciation Fund, 4,404 shares"
"      (Cost $129,391)                                               $            99,923  $                    $"
"    AIM V.I. International Growth Fund, 1,002 shares"
"      (Cost $15,053)                                                                                  19,809"

"  Investment in Davis Variable Account Fund, Inc. (Note 1):"
"    Davis Value Portfolio, 21,212 shares"
"      (Cost $214,795)                                                                                                     249,877"
                                                                    -------------------- -------------------- --------------------
"    Total Assets                                                    $            99,923  $            19,809  $           249,877"
                                                                    ==================== ==================== ====================

Net Assets
"  Accumulation Units                                                $            99,923  $            19,809  $           249,877"
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
"AS OF DECEMBER 31, 2004"

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                                                                     Seligman
                                                                            Total                 PEA               Small-Cap
                                                                            Return            Renaissance             Value
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investment in PIMCO Variable Insurance Trust (Note 1):
"    Total Return Portfolio, 33,178 shares"
"      (Cost $344,010)                                               $           348,697  $                    $"

  Investment in PIMCO Advisors VIT  (Note 1):
"    PEA Renaissance Portfolio, 527 shares"
"      (Cost $7,488)                                                                                    8,034"

"  Investment in Seligman Portfolios, Inc. (Note 1):"
"    Seligman Small-Cap Value Portfolio, 1,608 shares"
"      (Cost $27,923)                                                                                                       31,196"
                                                                    -------------------- -------------------- --------------------
"    Total Assets                                                    $           348,697  $             8,034  $            31,196"
                                                                    ==================== ==================== ====================

Net Assets
"  Accumulation Units                                                $           348,697  $             8,034  $            31,196"
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
"AS OF DECEMBER 31, 2004"

                                                                                         Divisions Investing In
                                                                    ==============================================================


                                                                           Emerging                                     VP
                                                                            Growth              Comstock          International
                                                                          Portfolio            Portfolio               Fund
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investment in Van Kampen Life Investment Trust (Note 1):
"    Emerging Growth Portfolio, 565 shares"
"      (Cost $14,297)                                                $            14,701  $                    $"
"    Comstock Portfolio, 1,535 shares"
"      (Cost $19,991)                                                                                  21,077"

"  Investments in American Century Variable Portfolios, Inc.  (Note 1):"
"    VP International Fund, 7,910 shares"
"      (Cost $49,482)                                                                                                       58,142"
                                                                    -------------------- -------------------- --------------------
"    Total Assets                                                    $            14,701  $            21,077  $            58,142"
                                                                    ==================== ==================== ====================

Net Assets
"  Accumulation Units                                                $            14,701  $            21,077  $            58,142"
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
"AS OF DECEMBER 31, 2004"

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                                                                    Federated
                                                                              VP               Federated             Capital
                                                                            Ultra               Kaufmann           Appreciation
                                                                             Fund               Fund II              Fund II
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in American Century Variable Portfolio (cont'd) (Note 1):
"    VP Ultra Fund, 207 shares"
"      (Cost $1,958)                                                 $             2,103  $                    $"

  Investments in Federated Insurance Series  (Note 1):
"    Federated Kaufmann Fund II, 536 shares"
"      (Cost $6,249)                                                                                    7,005"
"    Federated Capital Appreciation Fund II, 175 shares"
"      (Cost $953)                                                                                                           1,018"
                                                                    -------------------- -------------------- --------------------
"    Total Assets                                                    $             2,103  $             7,005  $             1,018"
                                                                    ==================== ==================== ====================

Net Assets
"  Accumulation Units                                                $             2,103  $             7,005  $             1,018"
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
"AS OF DECEMBER 31, 2004"

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                          Roszel /             Roszel /             Roszel /
                                                                          JP Morgan           Lord Abbett          Lord Abbett
                                                                          Small Cap               Bond               Mid Cap
                                                                            Growth             Debenture              Value
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in MLIG Variable Insurance Trust (Note 1):
"    Roszel / JP Morgan Small Cap Growth Portfolio, 5,323 shares"
"      (Cost $50,854)                                                $            67,597  $                    $"
"    Roszel / Lord Abbett Bond Debenture Portfolio, 1,155 shares"
"      (Cost $13,168)                                                                                  13,555"
"    Roszel / Lord Abbett Mid Cap Value Portfolio, 10,959 shares"
"      (Cost $109,288)                                                                                                     145,538"
                                                                    -------------------- -------------------- --------------------
"    Total Assets                                                    $            67,597  $            13,555  $           145,538"
                                                                    ==================== ==================== ====================

Net Assets
"  Accumulation Units                                                $            67,597  $            13,555  $           145,538"
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
"AS OF DECEMBER 31, 2004"

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                          Roszel /             Roszel /
                                                                            PIMCO               Seligman            Roszel /
                                                                          Small Cap             Mid Cap              Delaware
                                                                            Value                Growth               Trend
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in MLIG Variable Insurance Trust (cont'd) (Note 1):
"    Roszel / PIMCO Small Cap Value Portfolio, 6,196 shares"
"      (Cost $69,135)                                                $            86,369  $                    $"
"    Roszel / Seligman Mid Cap Growth Portfolio, 3,610 shares"
"      (Cost $40,492)                                                                                  46,463"
"    Roszel / Delaware Trend Portfolio, 5,074 shares"
"      (Cost $58,319)                                                                                                       69,104"
                                                                    -------------------- -------------------- --------------------
"    Total Assets                                                    $            86,369  $            46,463  $            69,104"
                                                                    ==================== ==================== ====================

Net Assets
"  Accumulation Units                                                $            86,369  $            46,463  $            69,104"
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
"AS OF DECEMBER 31, 2004"

                                                                               Divisions Investing In
                                                                    =========================================
                                                                          Roszel /             Roszel /
                                                                             Lord                PIMCO
                                                                            Abbett            CCM Capital
                                                                          Affiliated          Appreciation
                                                                          Portfolio            Portfolio
                                                                    ==================== ====================
(In thousands)

Assets
  Investments in MLIG Variable Insurance Trust (cont'd) (Note 1):
"    Roszel / Lord Abbett Affiliated Portfolio, 2,578 shares"
"      (Cost $29,987)                                                $            33,148  $"
"    Roszel / PIMCO CCM Capital Appreciation Portfolio, 11,533 shares"
"      (Cost $131,321)                                                                                152,812"
                                                                    -------------------- --------------------
"    Total Assets                                                    $            33,148  $           152,812"
                                                                    ==================== ====================

Net Assets
"  Accumulation Units                                                $            33,148  $           152,812"
                                                                    ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
"FOR THE PERIOD ENDED DECEMBER 31, 2004"

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                           Domestic               Core                 High
                                                                            Money                 Bond               Current
                                                                            Market                V.I.                Income
                                                                          V.I. Fund               Fund               V.I Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
" Ordinary Dividends (Note 2)                                        $             2,873  $            20,404  $            21,621"
" Asset-Based Insurance Charges (Note 7)                                          (4,482)              (7,660)              (3,766)"
                                                                    -------------------- -------------------- --------------------
"  Net Investment Income (Loss)                                                   (1,609)              12,744               17,855"
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
" Net Realized Gains (Losses) (Note 2)                                                 0                3,032              (17,097)"
 Net Change In Unrealized Appreciation
"  (Depreciation) During the Year                                                      0                1,451               26,422"
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
"  Net Gain (Loss) on Investments                                                      0                4,483                9,325"
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
" Resulting from Operations                                                       (1,609)              17,227               27,180"
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
" Premiums Received from Contract Owners                                         264,216                1,635                1,077"
" Contract Owner Withdrawals                                                    (118,916)             (69,810)             (32,910)"
" Net Transfers In (Out) (Note 3)                                               (243,125)             (21,139)             (10,286)"
 Contract Charges (Note 7)                                                         (118)                (200)                (118)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
"   Resulting from Contract Transactions                                         (97,943)             (89,514)             (42,237)"
                                                                    -------------------- -------------------- --------------------

  Decrease in Amounts Retained
"   in Separate Account A, net (Note 4)                                                0                    0                    0"
                                                                    -------------------- -------------------- --------------------

"Total Increase (Decrease) in Net Assets                                         (99,552)             (72,287)             (15,057)"
"Net Assets, Beginning of Period                                                 374,152              623,699              289,040"
                                                                    -------------------- -------------------- --------------------
"Net Assets, End of Period                                           $           274,600  $           551,412  $           273,983"
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
"FOR THE PERIOD ENDED DECEMBER 31, 2004"

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                            Large                Value               American
                                                                           Cap Core          Opportunities           Balanced
                                                                             V.I.                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
" Ordinary Dividends (Note 2)                                        $             3,790  $                 0  $             1,426"
" Asset-Based Insurance Charges (Note 7)                                          (6,022)              (5,865)                (997)"
                                                                    -------------------- -------------------- --------------------
"  Net Investment Income (Loss)                                                   (2,232)              (5,865)                 429"
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
" Net Realized Gains (Losses) (Note 2)                                           (12,783)              33,058               (4,240)"
 Net Change In Unrealized Appreciation
"  (Depreciation) During the Year                                                 78,664              (20,900)               8,808"
" Capital Gain Distributions (Note 2)                                                  0               48,110                    0"
                                                                    -------------------- -------------------- --------------------
"  Net Gain (Loss) on Investments                                                 65,881               60,268                4,568"
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
" Resulting from Operations                                                       63,649               54,403                4,997"
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
" Premiums Received from Contract Owners                                           3,467                1,928                    0"
" Contract Owner Withdrawals                                                     (55,660)             (55,491)              (9,295)"
" Net Transfers In (Out) (Note 3)                                                 13,695              (32,982)              (3,824)"
 Contract Charges (Note 7)                                                         (209)                (184)                 (27)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
"   Resulting from Contract Transactions                                         (38,707)             (86,729)             (13,146)"
                                                                    -------------------- -------------------- --------------------

  Decrease in Amounts Retained
"   in Separate Account A, net (Note 4)                                                0                    0                    0"
                                                                    -------------------- -------------------- --------------------

"Total Increase (Decrease) in Net Assets                                          24,942              (32,326)              (8,149)"
"Net Assets, Beginning of Period                                                 445,705              465,387               79,811"
                                                                    -------------------- -------------------- --------------------
"Net Assets, End of Period                                           $           470,647  $           433,061  $            71,662"
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
"FOR THE PERIOD ENDED DECEMBER 31, 2004"

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                           Global            Utilities and            Basic
                                                                          Allocation      Telecommunications          Value
                                                                             V.I.                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
" Ordinary Dividends (Note 2)                                        $            15,523  $               896  $             9,613"
" Asset-Based Insurance Charges (Note 7)                                          (6,561)                (474)             (12,257)"
                                                                    -------------------- -------------------- --------------------
"  Net Investment Income (Loss)                                                    8,962                  422               (2,644)"
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
" Net Realized Gains (Losses) (Note 2)                                            (1,350)              (7,780)               5,247"
 Net Change In Unrealized Appreciation
"  (Depreciation) During the Year                                                 52,558               14,986               77,183"
" Capital Gain Distributions (Note 2)                                                  0                    0                1,349"
                                                                    -------------------- -------------------- --------------------
"  Net Gain (Loss) on Investments                                                 51,208                7,206               83,779"
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
" Resulting from Operations                                                       60,170                7,628               81,135"
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
" Premiums Received from Contract Owners                                           4,349                    0                3,475"
" Contract Owner Withdrawals                                                     (59,162)              (4,519)            (107,246)"
" Net Transfers In (Out) (Note 3)                                                 88,124               (1,990)               1,479"
 Contract Charges (Note 7)                                                         (244)                 (12)                (350)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
"   Resulting from Contract Transactions                                          33,067               (6,521)            (102,642)"
                                                                    -------------------- -------------------- --------------------

  Decrease in Amounts Retained
"   in Separate Account A, net (Note 4)                                                0                    0                    0"
                                                                    -------------------- -------------------- --------------------

"Total Increase (Decrease) in Net Assets                                          93,237                1,107              (21,507)"
"Net Assets, Beginning of Period                                                 442,208               36,037              929,716"
                                                                    -------------------- -------------------- --------------------
"Net Assets, End of Period                                           $           535,445  $            37,144  $           908,209"
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
"FOR THE PERIOD ENDED DECEMBER 31, 2004"

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                          Government             Index                Global
                                                                             Bond                 500                 Growth
                                                                             V.I.                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
" Ordinary Dividends (Note 2)                                        $             9,429  $             4,904  $             1,213"
" Asset-Based Insurance Charges (Note 7)                                          (4,497)              (4,326)              (1,049)"
                                                                    -------------------- -------------------- --------------------
"  Net Investment Income (Loss)                                                    4,932                  578                  164"
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
" Net Realized Gains (Losses) (Note 2)                                              (676)              11,428              (10,494)"
 Net Change In Unrealized Appreciation
"  (Depreciation) During the Year                                                  2,591               13,625               20,254"
" Capital Gain Distributions (Note 2)                                              1,877                    0                    0"
                                                                    -------------------- -------------------- --------------------
"  Net Gain (Loss) on Investments                                                  3,792               25,053                9,760"
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
" Resulting from Operations                                                        8,724               25,631                9,924"
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
" Premiums Received from Contract Owners                                             750                3,112                  234"
" Contract Owner Withdrawals                                                     (45,697)             (35,410)              (8,385)"
" Net Transfers In (Out) (Note 3)                                                (47,826)             (35,884)                 416"
 Contract Charges (Note 7)                                                         (113)                (176)                 (35)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
"   Resulting from Contract Transactions                                         (92,886)             (68,358)              (7,770)"
                                                                    -------------------- -------------------- --------------------

  Decrease in Amounts Retained
"   in Separate Account A, net (Note 4)                                                0                    0                    0"
                                                                    -------------------- -------------------- --------------------

"Total Increase (Decrease) in Net Assets                                         (84,162)             (42,727)               2,154"
"Net Assets, Beginning of Period                                                 377,029              343,202               79,579"
                                                                    -------------------- -------------------- --------------------
"Net Assets, End of Period                                           $           292,867  $           300,475  $            81,733"
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
"FOR THE PERIOD ENDED DECEMBER 31, 2004"

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                          Large Cap           Fundamental         International
                                                                            Value                Growth               Value
                                                                             V.I.                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
" Ordinary Dividends (Note 2)                                        $               869  $             1,283  $             6,702"
" Asset-Based Insurance Charges (Note 7)                                          (1,320)              (2,437)              (3,705)"
                                                                    -------------------- -------------------- --------------------
"  Net Investment Income (Loss)                                                     (451)              (1,154)               2,997"
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
" Net Realized Gains (Losses) (Note 2)                                             1,727                1,122                3,821"
 Net Change In Unrealized Appreciation
"  (Depreciation) During the Year                                                  9,484                8,658               45,831"
" Capital Gain Distributions (Note 2)                                              6,830                    0                    0"
                                                                    -------------------- -------------------- --------------------
"  Net Gain (Loss) on Investments                                                 18,041                9,780               49,652"
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
" Resulting from Operations                                                       17,590                8,626               52,649"
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
" Premiums Received from Contract Owners                                           1,329                1,559                1,247"
" Contract Owner Withdrawals                                                     (10,913)             (18,725)             (29,564)"
" Net Transfers In (Out) (Note 3)                                                 18,318                9,750               16,424"
 Contract Charges (Note 7)                                                          (62)                 (88)                (114)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
"   Resulting from Contract Transactions                                           8,672               (7,504)             (12,007)"
                                                                    -------------------- -------------------- --------------------

  Decrease in Amounts Retained
"   in Separate Account A, net (Note 4)                                                0                 (704)                   0"
                                                                    -------------------- -------------------- --------------------

"Total Increase (Decrease) in Net Assets                                          26,262                  418               40,642"
"Net Assets, Beginning of Period                                                  87,649              174,760              265,090"
                                                                    -------------------- -------------------- --------------------
"Net Assets, End of Period                                           $           113,911  $           175,178  $           305,732"
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
"FOR THE PERIOD ENDED DECEMBER 31, 2004"

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                            Large
                                                                             Cap           AllianceBernstein    AllianceBernstein
                                                                            Growth             Large Cap            Growth and
                                                                             V.I.                Growth               Income
                                                                             Fund              Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $               332  $                 0  $               403
" Asset-Based Insurance Charges (Note 7)                                          (1,590)              (4,083)                (666)"
                                                                    -------------------- -------------------- --------------------
"  Net Investment Income (Loss)                                                   (1,258)              (4,083)                (263)"
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
" Net Realized Gains (Losses) (Note 2)                                               288              (73,641)                 336"
 Net Change In Unrealized Appreciation
"  (Depreciation) During the Year                                                  7,621               95,439                3,586"
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
"  Net Gain (Loss) on Investments                                                  7,909               21,798                3,922"
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
" Resulting from Operations                                                        6,651               17,715                3,659"
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
" Premiums Received from Contract Owners                                           1,337                1,925                  156"
" Contract Owner Withdrawals                                                     (11,956)             (31,499)              (8,594)"
" Net Transfers In (Out) (Note 3)                                                 95,693             (146,213)              (2,326)"
 Contract Charges (Note 7)                                                          (83)                (152)                  (4)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
"   Resulting from Contract Transactions                                          84,991             (175,939)             (10,768)"
                                                                    -------------------- -------------------- --------------------

  Decrease in Amounts Retained
"   in Separate Account A, net (Note 4)                                           (4,923)                   0                    0"
                                                                    -------------------- -------------------- --------------------

"Total Increase (Decrease) in Net Assets                                          86,719             (158,224)              (7,109)"
"Net Assets, Beginning of Period                                                  60,358              414,203               45,175"
                                                                    -------------------- -------------------- --------------------
"Net Assets, End of Period                                           $           147,077  $           255,979  $            38,066"
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
"FOR THE PERIOD ENDED DECEMBER 31, 2004"

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                                                  MFS               AIM V.I.
                                                                      AllianceBernstein         Emerging             Premier
                                                                          Technology             Growth               Equity
                                                                          Portfolio              Series                Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 0  $               734
" Asset-Based Insurance Charges (Note 7)                                             (73)              (1,881)              (2,412)"
                                                                    -------------------- -------------------- --------------------
"  Net Investment Income (Loss)                                                      (73)              (1,881)              (1,678)"
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
" Net Realized Gains (Losses) (Note 2)                                               466              (13,433)             (19,585)"
 Net Change In Unrealized Appreciation
"  (Depreciation) During the Year                                                   (237)              29,538               27,516"
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
"  Net Gain (Loss) on Investments                                                    229               16,105                7,931"
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
" Resulting from Operations                                                          156               14,224                6,253"
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              45                  901                  771
" Contract Owner Withdrawals                                                        (444)             (14,236)             (19,627)"
" Net Transfers In (Out) (Note 3)                                                    232              (11,869)             (27,018)"
 Contract Charges (Note 7)                                                          (10)                 (76)                 (84)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
"   Resulting from Contract Transactions                                            (177)             (25,280)             (45,958)"
                                                                    -------------------- -------------------- --------------------

  Decrease in Amounts Retained
"   in Separate Account A, net (Note 4)                                                0                    0                    0"
                                                                    -------------------- -------------------- --------------------

"Total Increase (Decrease) in Net Assets                                             (21)             (11,056)             (39,705)"
"Net Assets, Beginning of Period                                                   5,477              145,971              200,509"
                                                                    -------------------- -------------------- --------------------
"Net Assets, End of Period                                           $             5,456  $           134,915  $           160,804"
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
"FOR THE PERIOD ENDED DECEMBER 31, 2004"

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                          AIM V.I.             AIM V.I.
                                                                           Capital           International            Davis
                                                                         Appreciation            Growth               Value
                                                                             Fund                 Fund              Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
" Ordinary Dividends (Note 2)                                        $                 0  $               117  $             2,035"
" Asset-Based Insurance Charges (Note 7)                                          (1,307)                (292)              (3,232)"
                                                                    -------------------- -------------------- --------------------
"  Net Investment Income (Loss)                                                   (1,307)                (175)              (1,197)"
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
" Net Realized Gains (Losses) (Note 2)                                           (10,089)                 910                2,671"
 Net Change In Unrealized Appreciation
"  (Depreciation) During the Year                                                 16,019                2,973               21,267"
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
"  Net Gain (Loss) on Investments                                                  5,930                3,883               23,938"
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
" Resulting from Operations                                                        4,623                3,708               22,741"
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
" Premiums Received from Contract Owners                                             484                  122                2,385"
" Contract Owner Withdrawals                                                     (11,056)              (2,540)             (24,223)"
" Net Transfers In (Out) (Note 3)                                                 23,256                  240               80,937"
 Contract Charges (Note 7)                                                          (50)                  (2)                 (99)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
"   Resulting from Contract Transactions                                          12,634               (2,180)              59,000"
                                                                    -------------------- -------------------- --------------------

  Decrease in Amounts Retained
"   in Separate Account A, net (Note 4)                                                0                    0                    0"
                                                                    -------------------- -------------------- --------------------

"Total Increase (Decrease) in Net Assets                                          17,257                1,528               81,741"
"Net Assets, Beginning of Period                                                  82,666               18,281              168,136"
                                                                    -------------------- -------------------- --------------------
"Net Assets, End of Period                                           $            99,923  $            19,809  $           249,877"
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
"FOR THE PERIOD ENDED DECEMBER 31, 2004"

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                                                                     Seligman
                                                                            Total                 PEA               Small-Cap
                                                                            Return            Renaissance             Value
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
" Ordinary Dividends (Note 2)                                        $             6,751  $                 0  $                 0"
" Asset-Based Insurance Charges (Note 7)                                          (5,223)                (138)                (651)"
                                                                    -------------------- -------------------- --------------------
"  Net Investment Income (Loss)                                                    1,528                 (138)                (651)"
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
" Net Realized Gains (Losses) (Note 2)                                             1,543                  339                8,657"
 Net Change In Unrealized Appreciation
"  (Depreciation) During the Year                                                  2,683                  546               (3,915)"
" Capital Gain Distributions (Note 2)                                              5,417                  715                   51"
                                                                    -------------------- -------------------- --------------------
"  Net Gain (Loss) on Investments                                                  9,643                1,600                4,793"
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
" Resulting from Operations                                                       11,171                1,462                4,142"
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
" Premiums Received from Contract Owners                                           3,220                  148                  347"
" Contract Owner Withdrawals                                                     (47,205)              (1,164)              (6,408)"
" Net Transfers In (Out) (Note 3)                                                 68,430                7,592                1,169"
 Contract Charges (Note 7)                                                         (145)                  (4)                  (3)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
"   Resulting from Contract Transactions                                          24,300                6,572               (4,895)"
                                                                    -------------------- -------------------- --------------------

  Decrease in Amounts Retained
"   in Separate Account A, net (Note 4)                                                0                    0                    0"
                                                                    -------------------- -------------------- --------------------

"Total Increase (Decrease) in Net Assets                                          35,471                8,034                 (753)"
"Net Assets, Beginning of Period                                                 313,226                    0               31,949"
                                                                    -------------------- -------------------- --------------------
"Net Assets, End of Period                                           $           348,697  $             8,034  $            31,196"
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
"FOR THE PERIOD ENDED DECEMBER 31, 2004"

                                                                                         Divisions Investing In
                                                                    ==============================================================


                                                                           Emerging                                     VP
                                                                            Growth              Comstock          International
                                                                          Portfolio            Portfolio               Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 0  $               244
 Asset-Based Insurance Charges (Note 7)                                            (252)                 (67)                (677)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (252)                 (67)                (433)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              (700)                  81                   12
 Net Change In Unrealized Appreciation
"  (Depreciation) During the Year                                                  1,659                1,087                6,891"
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
"  Net Gain (Loss) on Investments                                                    959                1,168                6,903"
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
" Resulting from Operations                                                          707                1,101                6,470"
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              71                  243                  233
" Contract Owner Withdrawals                                                      (1,718)                (424)              (4,737)"
" Net Transfers In (Out) (Note 3)                                                 (1,903)              20,163               14,068"
 Contract Charges (Note 7)                                                           (2)                  (6)                 (33)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
"   Resulting from Contract Transactions                                          (3,552)              19,976                9,531"
                                                                    -------------------- -------------------- --------------------

  Decrease in Amounts Retained
"   in Separate Account A, net (Note 4)                                                0                    0                    0"
                                                                    -------------------- -------------------- --------------------

"Total Increase (Decrease) in Net Assets                                          (2,845)              21,077               16,001"
"Net Assets, Beginning of Period                                                  17,546                    0               42,141"
                                                                    -------------------- -------------------- --------------------
"Net Assets, End of Period                                           $            14,701  $            21,077  $            58,142"
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
"FOR THE PERIOD ENDED DECEMBER 31, 2004"

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                                                                    Federated
                                                                              VP               Federated             Capital
                                                                            Ultra               Kaufmann           Appreciation
                                                                             Fund               Fund II              Fund II
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 0  $                 0
 Asset-Based Insurance Charges (Note 7)                                             (23)                 (31)                  (5)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      (23)                 (31)                  (5)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              (164)                   4                    1
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    145                  756                   65
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                    (19)                 760                   66
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          (42)                 729                   61
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              19                  167                    8
 Contract Owner Withdrawals                                                        (203)                 (81)                 (26)
" Net Transfers In (Out) (Note 3)                                                  2,330                6,194                  977"
 Contract Charges (Note 7)                                                           (1)                  (4)                  (2)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
"   Resulting from Contract Transactions                                           2,145                6,276                  957"
                                                                    -------------------- -------------------- --------------------

  Decrease in Amounts Retained
"   in Separate Account A, net (Note 4)                                                0                    0                    0"
                                                                    -------------------- -------------------- --------------------

"Total Increase (Decrease) in Net Assets                                           2,103                7,005                1,018"
"Net Assets, Beginning of Period                                                       0                    0                    0"
                                                                    -------------------- -------------------- --------------------
"Net Assets, End of Period                                           $             2,103  $             7,005  $             1,018"
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
"FOR THE PERIOD ENDED DECEMBER 31, 2004"

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                          Roszel /             Roszel /             Roszel /
                                                                          JP Morgan           Lord Abbett          Lord Abbett
                                                                          Small Cap               Bond               Mid Cap
                                                                            Growth             Debenture              Value
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $               670  $               741
" Asset-Based Insurance Charges (Note 7)                                            (892)                (215)              (1,750)"
                                                                    -------------------- -------------------- --------------------
"  Net Investment Income (Loss)                                                     (892)                 455               (1,009)"
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
" Net Realized Gains (Losses) (Note 2)                                             2,178                  348                7,793"
 Net Change In Unrealized Appreciation
"  (Depreciation) During the Year                                                  3,529                  (63)              15,402"
" Capital Gain Distributions (Note 2)                                                  0                   82                4,754"
                                                                    -------------------- -------------------- --------------------
"  Net Gain (Loss) on Investments                                                  5,707                  367               27,949"
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
" Resulting from Operations                                                        4,815                  822               26,940"
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             268                   99                  985
" Contract Owner Withdrawals                                                      (7,189)              (1,422)             (13,064)"
" Net Transfers In (Out) (Note 3)                                                  1,981               (1,429)               4,672"
 Contract Charges (Note 7)                                                          (39)                  (2)                 (86)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
"   Resulting from Contract Transactions                                          (4,979)              (2,754)              (7,493)"
                                                                    -------------------- -------------------- --------------------

  Decrease in Amounts Retained
"   in Separate Account A, net (Note 4)                                                0                    0                    0"
                                                                    -------------------- -------------------- --------------------

"Total Increase (Decrease) in Net Assets                                            (164)              (1,932)              19,447"
"Net Assets, Beginning of Period                                                  67,761               15,487              126,091"
                                                                    -------------------- -------------------- --------------------
"Net Assets, End of Period                                           $            67,597  $            13,555  $           145,538"
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
"FOR THE PERIOD ENDED DECEMBER 31, 2004"

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                          Roszel /             Roszel /
                                                                            PIMCO               Seligman            Roszel /
                                                                          Small Cap             Mid Cap              Delaware
                                                                            Value                Growth               Trend
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 0  $                 0
 Asset-Based Insurance Charges (Note 7)                                            (860)                (560)                (890)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (860)                (560)                (890)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
" Net Realized Gains (Losses) (Note 2)                                             2,540                  795                1,300"
 Net Change In Unrealized Appreciation
"  (Depreciation) During the Year                                                 11,130                  856                4,626"
" Capital Gain Distributions (Note 2)                                                590                1,427                  967"
                                                                    -------------------- -------------------- --------------------
"  Net Gain (Loss) on Investments                                                 14,260                3,078                6,893"
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
" Resulting from Operations                                                       13,400                2,518                6,003"
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             659                  366                  168
" Contract Owner Withdrawals                                                      (6,487)              (3,894)              (6,086)"
" Net Transfers In (Out) (Note 3)                                                 21,892               16,520                9,714"
 Contract Charges (Note 7)                                                          (38)                 (35)                 (27)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
"   Resulting from Contract Transactions                                          16,026               12,957                3,769"
                                                                    -------------------- -------------------- --------------------

  Decrease in Amounts Retained
"   in Separate Account A, net (note 4)                                                0                    0                    0"
                                                                    -------------------- -------------------- --------------------

"Total Increase (Decrease) in Net Assets                                          29,426               15,475                9,772"
"Net Assets, Beginning of Period                                                  56,943               30,988               59,332"
                                                                    -------------------- -------------------- --------------------
"Net Assets, End of Period                                           $            86,369  $            46,463  $            69,104"
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
"FOR THE PERIOD ENDED DECEMBER 31, 2004"

                                                                             Divisions Investing In
                                                                    =========================================
                                                                          Roszel /             Roszel /
                                                                             Lord                PIMCO
                                                                            Abbett            CCM Capital
                                                                          Affiliated          Appreciation
                                                                          Portfolio            Portfolio
                                                                    ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $               105  $                 0
" Asset-Based Insurance Charges (Note 7)                                            (432)              (1,994)"
                                                                    -------------------- --------------------
"  Net Investment Income (Loss)                                                     (327)              (1,994)"
                                                                    -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
" Net Realized Gains (Losses) (Note 2)                                             2,535                3,891"
 Net Change In Unrealized Appreciation
"  (Depreciation) During the Year                                                   (252)              12,388"
" Capital Gain Distributions (Note 2)                                              1,112                1,060"
                                                                    -------------------- --------------------
"  Net Gain (Loss) on Investments                                                  3,395               17,339"
                                                                    -------------------- --------------------

Net Increase (Decrease) in Net Assets
" Resulting from Operations                                                        3,068               15,345"
                                                                    -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             458                  160
" Contract Owner Withdrawals                                                      (2,554)             (16,832)"
" Net Transfers In (Out) (Note 3)                                                     71               14,662"
 Contract Charges (Note 7)                                                          (19)                 (72)
                                                                    -------------------- --------------------
  Net Increase (Decrease) in Net Assets
"   Resulting from Contract Transactions                                          (2,044)              (2,082)"
                                                                    -------------------- --------------------

  Decrease in Amounts Retained
"   in Separate Account A, net (Note 4)                                                0                    0"
                                                                    -------------------- --------------------

"Total Increase (Decrease) in Net Assets                                           1,024               13,263"
"Net Assets, Beginning of Period                                                  32,124              139,549"
                                                                    -------------------- --------------------
"Net Assets, End of Period                                           $            33,148  $           152,812"
                                                                    ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
"FOR THE PERIOD ENDED DECEMBER 31, 2003"

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                           Domestic               Core                 High
                                                                            Money                 Bond               Current
                                                                            Market                V.I.                Income
                                                                          V.I. Fund               Fund               V.I Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
" Ordinary Dividends (Note 2)                                        $             3,272  $            23,739  $            22,809"
" Asset-Based Insurance Charges (Note 7)                                          (6,224)              (8,489)              (3,566)"
                                                                    -------------------- -------------------- --------------------
"  Net Investment Income (Loss)                                                   (2,952)              15,250               19,243"
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
" Net Realized Gains (Losses) (Note 2)                                                 0                1,432              (14,745)"
 Net Change In Unrealized Appreciation
"  (Depreciation) During the Year                                                      0                3,105               56,802"
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
"  Net Gain (Loss) on Investments                                                      0                4,537               42,057"
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
" Resulting from Operations                                                       (2,952)              19,787               61,300"
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
" Premiums Received from Contract Owners                                         317,623                2,031                1,595"
" Contract Owner Withdrawals                                                    (143,780)             (64,941)             (26,978)"
" Net Transfers In (Out) (Note 3)                                               (281,228)              61,312               17,355"
 Contract Charges (Note 7)                                                         (143)                (189)                (109)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
"   Resulting from Contract Transactions                                        (107,528)              (1,787)              (8,137)"
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
"   in Separate Account A, net (Note 4)                                                0                    0                    0"
                                                                    -------------------- -------------------- --------------------

"Total Increase (Decrease) in Net Assets                                        (110,480)              18,000               53,163"
"Net Assets, Beginning of Period                                                 484,632              605,699              235,877"
                                                                    -------------------- -------------------- --------------------
"Net Assets, End of Period                                           $           374,152  $           623,699  $           289,040"
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
"FOR THE PERIOD ENDED DECEMBER 31, 2003"

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                            Large                Value               American
                                                                           Cap Core          Opportunities           Balanced
                                                                             V.I.                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
" Ordinary Dividends (Note 2)                                        $             1,570  $             1,501  $             1,684"
" Asset-Based Insurance Charges (Note 7)                                          (5,309)              (5,327)              (1,046)"
                                                                    -------------------- -------------------- --------------------
"  Net Investment Income (Loss)                                                   (3,739)              (3,826)                 638"
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
" Net Realized Gains (Losses) (Note 2)                                           (20,032)              (4,125)              (6,625)"
 Net Change In Unrealized Appreciation
"  (Depreciation) During the Year                                                128,166              144,016               20,075"
" Capital Gain Distributions (Note 2)                                                  0                1,888                    0"
                                                                    -------------------- -------------------- --------------------
"  Net Gain (Loss) on Investments                                                108,134              141,779               13,450"
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
" Resulting from Operations                                                      104,395              137,953               14,088"
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
" Premiums Received from Contract Owners                                           1,997                2,028                    0"
" Contract Owner Withdrawals                                                     (38,981)             (39,198)              (9,315)"
" Net Transfers In (Out) (Note 3)                                                  4,403               (3,304)              (4,365)"
 Contract Charges (Note 7)                                                         (180)                (163)                 (34)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
"   Resulting from Contract Transactions                                         (32,761)             (40,637)             (13,714)"
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
"   in Separate Account A, net (Note 4)                                                0                    0                    0"
                                                                    -------------------- -------------------- --------------------

"Total Increase (Decrease) in Net Assets                                          71,634               97,316                  374"
"Net Assets, Beginning of Period                                                 374,071              368,071               79,437"
                                                                    -------------------- -------------------- --------------------
"Net Assets, End of Period                                           $           445,705  $           465,387  $            79,811"
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
"FOR THE PERIOD ENDED DECEMBER 31, 2003"

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                           Global            Utilities and            Basic
                                                                          Allocation       Telecommunications         Value
                                                                             V.I.                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
" Ordinary Dividends (Note 2)                                        $            11,704  $             1,032  $             9,306"
" Asset-Based Insurance Charges (Note 7)                                          (4,706)                (466)             (10,870)"
                                                                    -------------------- -------------------- --------------------
"  Net Investment Income (Loss)                                                    6,998                  566               (1,564)"
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
" Net Realized Gains (Losses) (Note 2)                                            (7,753)              (8,231)             (12,617)"
 Net Change In Unrealized Appreciation
"  (Depreciation) During the Year                                                103,114               13,520              239,009"
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
"  Net Gain (Loss) on Investments                                                 95,361                5,289              226,392"
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
" Resulting from Operations                                                      102,359                5,855              224,828"
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
" Premiums Received from Contract Owners                                           2,778                    0                3,308"
" Contract Owner Withdrawals                                                     (33,870)              (4,078)             (75,467)"
" Net Transfers In (Out) (Note 3)                                                 61,551               (1,956)              17,227"
 Contract Charges (Note 7)                                                         (167)                 (15)                (307)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
"   Resulting from Contract Transactions                                          30,292               (6,049)             (55,239)"
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
"   in Separate Account A, net (Note 4)                                                0                    0                    0"
                                                                    -------------------- -------------------- --------------------

"Total Increase (Decrease) in Net Assets                                         132,651                 (194)             169,589"
"Net Assets, Beginning of Period                                                 309,557               36,231              760,127"
                                                                    -------------------- -------------------- --------------------
"Net Assets, End of Period                                           $           442,208  $            36,037  $           929,716"
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
"FOR THE PERIOD ENDED DECEMBER 31, 2003"

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                          Government           Developing             Index
                                                                             Bond           Capital Markets            500
                                                                             V.I.                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
" Ordinary Dividends (Note 2)                                        $            17,414  $               346  $             4,141"
" Asset-Based Insurance Charges (Note 7)                                          (6,672)                (207)              (4,125)"
                                                                    -------------------- -------------------- --------------------
"  Net Investment Income (Loss)                                                   10,742                  139                   16"
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
" Net Realized Gains (Losses) (Note 2)                                             2,359               (1,215)              (7,014)"
 Net Change In Unrealized Appreciation
"  (Depreciation) During the Year                                                (20,222)               6,810               81,399"
" Capital Gain Distributions (Note 2)                                             11,188                    0                    0"
                                                                    -------------------- -------------------- --------------------
"  Net Gain (Loss) on Investments                                                 (6,675)               5,595               74,385"
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
" Resulting from Operations                                                        4,067                5,734               74,401"
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
" Premiums Received from Contract Owners                                           2,330                    0                2,901"
" Contract Owner Withdrawals                                                     (58,588)              (1,342)             (23,192)"
" Net Transfers In (Out) (Note 3)                                               (107,346)             (21,002)              46,737"
 Contract Charges (Note 7)                                                         (135)                  (9)                (138)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
"   Resulting from Contract Transactions                                        (163,739)             (22,353)              26,308"
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
"   in Separate Account A, net (Note 4)                                                0                    0                    0"
                                                                    -------------------- -------------------- --------------------

"Total Increase (Decrease) in Net Assets                                        (159,672)             (16,619)             100,709"
"Net Assets, Beginning of Period                                                 536,701               16,619              242,493"
                                                                    -------------------- -------------------- --------------------
"Net Assets, End of Period                                           $           377,029  $                 0  $           343,202"
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
"FOR THE PERIOD ENDED DECEMBER 31, 2003"

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                            Global               Focus              Large Cap
                                                                            Growth               Twenty               Value
                                                                             V.I.                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $               717  $                 0  $               373
 Asset-Based Insurance Charges (Note 7)                                            (924)                 (49)                (936)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (207)                 (49)                (563)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
" Net Realized Gains (Losses) (Note 2)                                           (14,357)              (3,764)                 (34)"
 Net Change In Unrealized Appreciation
"  (Depreciation) During the Year                                                 34,087                4,846               21,253"
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
"  Net Gain (Loss) on Investments                                                 19,730                1,082               21,219"
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
" Resulting from Operations                                                       19,523                1,033               20,656"
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             175                   29                  403
" Contract Owner Withdrawals                                                      (5,881)                (195)              (5,807)"
" Net Transfers In (Out) (Note 3)                                                 (2,609)              (4,786)              14,711"
 Contract Charges (Note 7)                                                          (33)                  (3)                 (33)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
"   Resulting from Contract Transactions                                          (8,348)              (4,955)               9,274"
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
"   in Separate Account A, net (Note 4)                                                0                 (141)                   0"
                                                                    -------------------- -------------------- --------------------

"Total Increase (Decrease) in Net Assets                                          11,175               (4,063)              29,930"
"Net Assets, Beginning of Period                                                  68,404                4,063               57,719"
                                                                    -------------------- -------------------- --------------------
"Net Assets, End of Period                                           $            79,579  $                 0  $            87,649"
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
"FOR THE PERIOD ENDED DECEMBER 31, 2003"

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                                                                      Large
                                                                         Fundamental         International             Cap
                                                                            Growth               Value                Growth
                                                                             V.I.                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
" Ordinary Dividends (Note 2)                                        $               195  $             7,316  $                 0"
" Asset-Based Insurance Charges (Note 7)                                          (2,244)              (2,871)                (484)"
                                                                    -------------------- -------------------- --------------------
"  Net Investment Income (Loss)                                                   (2,049)               4,445                 (484)"
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
" Net Realized Gains (Losses) (Note 2)                                           (19,186)              (9,345)              (3,037)"
 Net Change In Unrealized Appreciation
"  (Depreciation) During the Year                                                 54,844               79,658               14,121"
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
"  Net Gain (Loss) on Investments                                                 35,658               70,313               11,084"
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
" Resulting from Operations                                                       33,609               74,758               10,600"
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
" Premiums Received from Contract Owners                                           1,251                  528                1,001"
" Contract Owner Withdrawals                                                     (14,436)             (20,291)              (2,348)"
" Net Transfers In (Out) (Note 3)                                                (24,267)              10,927               20,028"
 Contract Charges (Note 7)                                                          (52)                 (87)                 (24)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
"   Resulting from Contract Transactions                                         (37,504)              (8,923)              18,657"
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
"   in Separate Account A, net (Note 4)                                              154                    0                1,392"
                                                                    -------------------- -------------------- --------------------

"Total Increase (Decrease) in Net Assets                                          (3,741)              65,835               30,649"
"Net Assets, Beginning of Period                                                 178,501              199,255               29,709"
                                                                    -------------------- -------------------- --------------------
"Net Assets, End of Period                                           $           174,760  $           265,090  $            60,358"
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
"FOR THE PERIOD ENDED DECEMBER 31, 2003"

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                                           AllianceBernstein    AllianceBernstein
                                                                      AllianceBernstein        Large Cap            Growth and
                                                                            Quasar               Growth               Income
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 0  $               452
" Asset-Based Insurance Charges (Note 7)                                            (345)              (5,412)                (680)"
                                                                    -------------------- -------------------- --------------------
"  Net Investment Income (Loss)                                                     (345)              (5,412)                (228)"
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
" Net Realized Gains (Losses) (Note 2)                                           (20,827)             (29,001)              (2,241)"
 Net Change In Unrealized Appreciation
"  (Depreciation) During the Year                                                 29,681              112,901               13,588"
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
"  Net Gain (Loss) on Investments                                                  8,854               83,900               11,347"
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
" Resulting from Operations                                                        8,509               78,488               11,119"
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
" Premiums Received from Contract Owners                                              59                1,754                  187"
" Contract Owner Withdrawals                                                      (2,184)             (33,475)              (5,670)"
" Net Transfers In (Out) (Note 3)                                                (46,545)             (25,781)              (4,141)"
 Contract Charges (Note 7)                                                          (12)                (206)                  (3)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
"   Resulting from Contract Transactions                                         (48,682)             (57,708)              (9,627)"
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
"   in Separate Account A, net (Note 4)                                                0                    0                    0"
                                                                    -------------------- -------------------- --------------------

"Total Increase (Decrease) in Net Assets                                         (40,173)              20,780                1,492"
"Net Assets, Beginning of Period                                                  40,173              393,423               43,683"
                                                                    -------------------- -------------------- --------------------
"Net Assets, End of Period                                           $                 0  $           414,203  $            45,175"
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
"FOR THE PERIOD ENDED DECEMBER 31, 2003"

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                                                  MFS
                                                                      AllianceBernstein         Emerging               MFS
                                                                          Technology             Growth              Research
                                                                          Portfolio              Series               Series
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 0  $               881
" Asset-Based Insurance Charges (Note 7)                                             (46)              (1,881)              (1,352)"
                                                                    -------------------- -------------------- --------------------
"  Net Investment Income (Loss)                                                      (46)              (1,881)                (471)"
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
" Net Realized Gains (Losses) (Note 2)                                              (469)             (10,236)            (103,263)"
 Net Change In Unrealized Appreciation
"  (Depreciation) During the Year                                                  1,611               46,263              118,949"
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
"  Net Gain (Loss) on Investments                                                  1,142               36,027               15,686"
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
" Resulting from Operations                                                        1,096               34,146               15,215"
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
" Premiums Received from Contract Owners                                             125                1,040                  304"
" Contract Owner Withdrawals                                                        (357)             (11,537)              (9,625)"
" Net Transfers In (Out) (Note 3)                                                  2,701               (9,296)            (139,269)"
 Contract Charges (Note 7)                                                           (2)                 (79)                 (56)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
"   Resulting from Contract Transactions                                           2,467              (19,872)            (148,646)"
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
"   in Separate Account A, net (Note 4)                                                0                    0                    0"
                                                                    -------------------- -------------------- --------------------

"Total Increase (Decrease) in Net Assets                                           3,563               14,274             (133,431)"
"Net Assets, Beginning of Period                                                   1,914              131,697              133,431"
                                                                    -------------------- -------------------- --------------------
"Net Assets, End of Period                                           $             5,477  $           145,971  $                 0"
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
"FOR THE PERIOD ENDED DECEMBER 31, 2003"

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                             MFS               AIM V.I.             AIM V.I.
                                                                          Investors             Premier              Capital
                                                                            Trust                Equity            Appreciation
                                                                            Series                Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                75  $               559  $                 0
" Asset-Based Insurance Charges (Note 7)                                            (132)              (2,638)              (1,031)"
                                                                    -------------------- -------------------- --------------------
"  Net Investment Income (Loss)                                                      (57)              (2,079)              (1,031)"
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
" Net Realized Gains (Losses) (Note 2)                                            (2,022)             (20,683)              (4,420)"
 Net Change In Unrealized Appreciation
"  (Depreciation) During the Year                                                  3,236               63,115               24,254"
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
"  Net Gain (Loss) on Investments                                                  1,214               42,432               19,834"
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
" Resulting from Operations                                                        1,157               40,353               18,803"
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              10                  934                  435
" Contract Owner Withdrawals                                                      (1,924)             (15,300)              (6,221)"
" Net Transfers In (Out) (Note 3)                                                (10,854)             (22,565)              (5,436)"
 Contract Charges (Note 7)                                                           (1)                (103)                 (42)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
"   Resulting from Contract Transactions                                         (12,769)             (37,034)             (11,264)"
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
"   in Separate Account A, net (Note 4)                                                0                    0                    0"
                                                                    -------------------- -------------------- --------------------

"Total Increase (Decrease) in Net Assets                                         (11,612)               3,319                7,539"
"Net Assets, Beginning of Period                                                  11,612              197,190               75,127"
                                                                    -------------------- -------------------- --------------------
"Net Assets, End of Period                                           $                 0  $           200,509  $            82,666"
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
"FOR THE PERIOD ENDED DECEMBER 31, 2003"

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                          AIM V.I.
                                                                        International            Davis                Total
                                                                            Growth               Value                Return
                                                                             Fund              Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
" Ordinary Dividends (Note 2)                                        $                89  $               986  $             7,656"
" Asset-Based Insurance Charges (Note 7)                                            (268)              (1,730)              (3,962)"
                                                                    -------------------- -------------------- --------------------
"  Net Investment Income (Loss)                                                     (179)                (744)               3,694"
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
" Net Realized Gains (Losses) (Note 2)                                             2,881               (2,036)               3,270"
 Net Change In Unrealized Appreciation
"  (Depreciation) During the Year                                                  1,598               33,993               (1,018)"
" Capital Gain Distributions (Note 2)                                                  0                    0                2,121"
                                                                    -------------------- -------------------- --------------------
"  Net Gain (Loss) on Investments                                                  4,479               31,957                4,373"
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
" Resulting from Operations                                                        4,300               31,213                8,067"
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
" Premiums Received from Contract Owners                                             110                1,044                2,474"
" Contract Owner Withdrawals                                                      (2,213)              (9,355)             (34,415)"
" Net Transfers In (Out) (Note 3)                                                    (45)              39,895              123,500"
 Contract Charges (Note 7)                                                           (2)                 (43)                 (76)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
"   Resulting from Contract Transactions                                          (2,150)              31,541               91,483"
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
"   in Separate Account A, net (Note 4)                                                0                    0                    0"
                                                                    -------------------- -------------------- --------------------

"Total Increase (Decrease) in Net Assets                                           2,150               62,754               99,550"
"Net Assets, Beginning of Period                                                  16,131              105,382              213,676"
                                                                    -------------------- -------------------- --------------------
"Net Assets, End of Period                                           $            18,281  $           168,136  $           313,226"
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
"FOR THE PERIOD ENDED DECEMBER 31, 2003"

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                           Seligman             Delaware
                                                                          Small-Cap               VIP                Emerging
                                                                            Value                Trend                Growth
                                                                          Portfolio              Series             Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 0  $                 0
 Asset-Based Insurance Charges (Note 7)                                            (583)                (145)                (268)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (583)                (145)                (268)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
" Net Realized Gains (Losses) (Note 2)                                             2,481                  187               (2,328)"
 Net Change In Unrealized Appreciation
"  (Depreciation) During the Year                                                 11,849                2,420                6,368"
 Capital Gain Distributions (Note 2)                                                274                    0                    0
                                                                    -------------------- -------------------- --------------------
"  Net Gain (Loss) on Investments                                                 14,604                2,607                4,040"
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
" Resulting from Operations                                                       14,021                2,462                3,772"
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             330                   24                  144
" Contract Owner Withdrawals                                                      (8,129)                (922)              (2,586)"
" Net Transfers In (Out) (Note 3)                                                (10,126)             (14,753)                (698)"
 Contract Charges (Note 7)                                                           (3)                   0                   (1)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
"   Resulting from Contract Transactions                                         (17,928)             (15,651)              (3,141)"
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
"   in Separate Account A, net (Note 4)                                                0                    0                    0"
                                                                    -------------------- -------------------- --------------------

"Total Increase (Decrease) in Net Assets                                          (3,907)             (13,189)                 631"
"Net Assets, Beginning of Period                                                  35,856               13,189               16,915"
                                                                    -------------------- -------------------- --------------------
"Net Assets, End of Period                                           $            31,949  $                 0  $            17,546"
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
"FOR THE PERIOD ENDED DECEMBER 31, 2003"

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                                               Roszel /             Roszel /
                                                                                               JP Morgan           Lord Abbett
                                                                              VP               Small Cap               Bond
                                                                        International            Growth             Debenture
                                                                             Fund              Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $               243  $                 0  $               336
 Asset-Based Insurance Charges (Note 7)                                            (454)                (674)                 (93)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (211)                (674)                 243
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              (919)                 171                  128
 Net Change In Unrealized Appreciation
"  (Depreciation) During the Year                                                  8,480               16,189                  423"
 Capital Gain Distributions (Note 2)                                                  0                    0                    7
                                                                    -------------------- -------------------- --------------------
"  Net Gain (Loss) on Investments                                                  7,561               16,360                  558"
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
" Resulting from Operations                                                        7,350               15,686                  801"
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             108                  164                  149
" Contract Owner Withdrawals                                                      (2,590)              (4,268)                (479)"
" Net Transfers In (Out) (Note 3)                                                  5,196               16,034               13,567"
 Contract Charges (Note 7)                                                          (16)                 (17)                   0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
"   Resulting from Contract Transactions                                           2,698               11,913               13,237"
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
"   in Separate Account A, net (Note 4)                                                0                 (850)                (106)"
                                                                    -------------------- -------------------- --------------------

"Total Increase (Decrease) in Net Assets                                          10,048               26,749               13,932"
"Net Assets, Beginning of Period                                                  32,093               41,012                1,555"
                                                                    -------------------- -------------------- --------------------
"Net Assets, End of Period                                           $            42,141  $            67,761  $            15,487"
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
"FOR THE PERIOD ENDED DECEMBER 31, 2003"

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                          Roszel /             Roszel /             Roszel /
                                                                         Lord Abbett             PIMCO               Seligman
                                                                           Mid Cap             Small Cap             Mid Cap
                                                                            Value                Value                Growth
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $               350  $               821  $                 0
" Asset-Based Insurance Charges (Note 7)                                          (1,632)                (639)                (268)"
                                                                    -------------------- -------------------- --------------------
"  Net Investment Income (Loss)                                                   (1,282)                 182                 (268)"
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
" Net Realized Gains (Losses) (Note 2)                                             5,724                2,597                   92"
 Net Change In Unrealized Appreciation
"  (Depreciation) During the Year                                                 21,879                5,509                5,914"
" Capital Gain Distributions (Note 2)                                                  0                2,655                    0"
                                                                    -------------------- -------------------- --------------------
"  Net Gain (Loss) on Investments                                                 27,603               10,761                6,006"
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
" Resulting from Operations                                                       26,321               10,943                5,738"
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             912                  488                  316
" Contract Owner Withdrawals                                                     (10,894)              (3,531)              (1,412)"
" Net Transfers In (Out) (Note 3)                                                 12,592               (5,020)              12,967"
 Contract Charges (Note 7)                                                          (42)                 (16)                 (11)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
"   Resulting from Contract Transactions                                           2,568               (8,079)              11,860"
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
"   in Separate Account A, net (Note 4)                                              (90)                (470)                   0"
                                                                    -------------------- -------------------- --------------------

"Total Increase (Decrease) in Net Assets                                          28,799                2,394               17,598"
"Net Assets, Beginning of Period                                                  97,292               54,549               13,390"
                                                                    -------------------- -------------------- --------------------
"Net Assets, End of Period                                           $           126,091  $            56,943  $            30,988"
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
"FOR THE PERIOD ENDED DECEMBER 31, 2003"

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                                               Roszel /             Roszel /
                                                                          Roszel /                Lord                PIMCO
                                                                           Delaware              Abbett            CCM Capital
                                                                            Trend              Affiliated          Appreciation
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 0  $                 0
 Asset-Based Insurance Charges (Note 7)                                            (259)                (157)                (406)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (259)                (157)                (406)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               193                  804                  330
 Net Change In Unrealized Appreciation
"  (Depreciation) During the Year                                                  6,157                3,412                9,101"
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
"  Net Gain (Loss) on Investments                                                  6,350                4,216                9,431"
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
" Resulting from Operations                                                        6,091                4,059                9,025"
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              94                  281                   50
" Contract Owner Withdrawals                                                      (1,399)              (1,047)              (2,654)"
" Net Transfers In (Out) (Note 3)                                                 54,552               28,834              133,140"
 Contract Charges (Note 7)                                                           (6)                  (3)                 (12)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
"   Resulting from Contract Transactions                                          53,241               28,065              130,524"
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
"   in Separate Account A, net (Note 4)                                                0                    0                    0"
                                                                    -------------------- -------------------- --------------------

"Total Increase (Decrease) in Net Assets                                          59,332               32,124              139,549"
"Net Assets, Beginning of Period                                                       0                    0                    0"
                                                                    -------------------- -------------------- --------------------
"Net Assets, End of Period                                           $            59,332  $            32,124  $           139,549"
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

   Merrill  Lynch  Life  Variable  Annuity  Separate  Account  A
"   (""Separate  Account A""), a separate account of Merrill  Lynch"
"   Life   Insurance   Company  (""Merrill   Lynch   Life""),   was"
   established  to support Merrill Lynch Life's operations  with
"   respect  to certain variable annuity contracts (""Contracts"")."
   Separate  Account A is governed by Arkansas  State  Insurance
   Law.   Merrill  Lynch  Life  is  an  indirect  wholly   owned
"   subsidiary  of  Merrill Lynch & Co., Inc. (""Merrill  Lynch  &"
"   Co."").  Separate Account A is registered as a unit investment"
"   trust  under the Investment Company Act of 1940, as  amended,"
   and  consists of forty-one investment divisions that  support
"   three  annuity contracts - Retirement Plus, Retirement Power,"
   and Retirement Optimizer. The investment divisions are as follows:

"   -  Merrill Lynch Variable Series Funds, Inc. - Sixteen of the"
      investment divisions each invest in the shares of a single mutual fund portfolio of the Merrill Lynch Variable Series
"      Funds,  Inc. (""Merrill  Variable  Funds""). The  investment"
      advisor  to  Merrill  Variable  Funds  is  Merrill   Lynch
"      Investment Managers, L.P. (""MLIM""), an indirect subsidiary"
      of Merrill Lynch & Co. The investment divisions are as follows:

            Fund            Retirement   Retirement   Retirement
                                Plus        Power      Optimizer
   Domestic Money Market     Available    Available    Available
   V.I. Fund
   Core Bond V.I. Fund (4)   Available    Available    Available
   High Current Income V.I.  Available       Not          Not
   Fund                                   Available    Available
   Large Cap Core V.I. Fund  Available       Not          Not
   (3)                                    Available    Available
   Value Opportunities V.I.  Available    Available    Available
   Fund (7)
   American Balanced V.I.    Available       Not          Not
   Fund (2)                               Available    Available
   Global Allocation V.I.    Available       Not          Not
   Fund (6)                               Available    Available
   Utilities and             Available       Not          Not
   Telecommunications V.I.                Available    Available
   Fund (2)
   Basic Value V.I. Fund     Available    Available    Available
   Government Bond V.I.      Available    Available    Available
   Fund
   Index 500 V.I. Fund       Available    Available    Available
   Global Growth V.I. Fund   Available       Not          Not
                                          Available    Available
   Large Cap Value V.I.      Available       Not          Not
   Fund                                   Available    Available
   Fundamental Growth V.I.   Available    Available    Available
   Fund
   International Value V.I.  Available    Available    Available
   Fund (1)
   Large Cap Growth V.I.     Available       Not          Not
"   Fund (1),(5)                           Available    Available"

"1.Effective November 21, 2003, the Merrill Lynch Variable Series" " Funds, Inc. renamed the investment divisions as follows:"
   - The Mercury International Value V.I. Fund was renamed the International Value V.I. Fund.
   - The Merrill Lynch Large Cap Growth V.I. Fund was renamed the Large Cap Growth V.I. Fund.
"2.Prior to  the  periods included in these financial statements,"
  the   American    Balanced   V.I.   Fund    and   Utilities  &
  Telecommunications V.I. Fund were closed to allocations of premiums and contract value.
"3.Following the close of business on April 30, 2002, the Natural"
  Resources Focus Fund was liquidated and substituted into the Large Cap Core V.I. Fund.
"4.Following the close of business on April 30, 2002, the  Global"
  Bond Focus Fund was liquidated and substituted into  the  Core
  Bond V.I. Fund.
"5.Following the close of business on November 21,2003, the Focus"
  Twenty V.I. Fund was liquidated and substituted into the Large Cap Growth V.I. Fund.
"6.Following  the  close  of  business on November 21, 2003,  the"
  Developing Capital Markets V.I. Fund was liquidated and substituted into the Global Allocation V.I. Fund.
"7.Effective July 26, 2004 the Small Cap Value V.I. Fund was" renamed the Value Opportunities V.I. Fund.

"   -  AllianceBernstein  Variable  Products  Series Fund, Inc. -"
      Three  of  the  investment  divisions  each  invest in the
      shares   of  a  single  mutual  fund  portfolio   of   the
"      AllianceBernstein  Variable Products  Series  Fund,   Inc."
"      (""AllianceBernstein"").   The    investment   advisor    to"
"      AllianceBernstein is AllianceBernstein Capital Management,"
"      L.P. Effective March 31, 2003 the Premier Growth Portfolio"
      was  renamed   the  AllianceBernstein  Large  Cap   Growth
"      Portfolio, the Growth and Income Portfolio was renamed the"
"      AllianceBernstein  Growth  and Income Portfolio,  and  the"
      Technology  Portfolio  was renamed  the  AllianceBernstein
"      Technology  Portfolio.  Effective  December  31,  2004 the"
      Premier  Growth Portfolio was renamed the Large Cap Growth
      Portfolio

             Fund          Retirement    Retirement   Retirement
                               Plus         Power      Optimizer
       AllianceBernstein     Available    Available    Available
       Large Cap Growth
       Portfolio
       AllianceBernstein        Not       Available    Available
       Growth and Income     Available
       Portfolio
       AllianceBernstein     Available       Not          Not
       Technology                         Available    Available
       Portfolio

   -  MFS  Variable   Insurance  Trust  -  One of the investment
      divisions  invests in the shares of a single  mutual  fund
"      portfolio of the MFS Variable Insurance Trust (""MFS""). The"
      investment  advisor  to  MFS  is  Massachusetts  Financial
      Services Company.

             Fund          Retirement    Retirement   Retirement
                               Plus         Power      Optimizer
       MFS Emerging Growth   Available    Available    Available
       Series

   -  AIM   Variable  Insurance  Funds - Three of the investment
      divisions  each  invest  in  the shares of a single mutual
"      fund portfolio of the AIM Variable Insurance Funds(""AIM"")."
"      The investment advisor to AIM is AIM Advisors, Inc."

               Fund          Retirement  Retirement   Retirement
                                Plus        Power      Optimizer
       AIM V.I. Premier      Available    Available    Available
       Equity Fund
       AIM V.I. Capital      Available       Not          Not
       Appreciation Fund                  Available    Available
       AIM V.I.                 Not       Available    Available
       International Growth  Available
       Fund

"   -  Davis  Variable Account Fund, Inc. - One of the investment"
      divisions  invests in the shares of a single  mutual  fund
"      portfolio  of  the  Davis  Variable  Account  Fund,   Inc."
"      (""Davis"").  The  investment  advisor  to  Davis  is  Davis"
"      Selected Advisers, L.P."

             Fund          Retirement   Retirement    Retirement
                               Plus         Power      Optimizer
       Davis Value           Available    Available    Available
       Portfolio

   -  PIMCO   Variable  Insurance  Trust - One of the investment
      divisions  invests in the shares of a single  mutual  fund
"      portfolio of the PIMCO Variable Insurance Trust (""PIMCO"")."
      The  investment  advisor  to  PIMCO  is Pacific Investment
"      Management Company, LLC."

             Fund          Retirement   Retirement    Retirement
                               Plus         Power      Optimizer
       Total Return          Available    Available    Available
       Portfolio

   - PIMCO Advisors VIT - One of the investment divisions invests in the shares of a single mutual fund portfolio of
"      the PIMCO Advisors VIT (""PVIT""). The investment advisor to"
      PVIT  is  OpCap  Advisors  LLC. Fund  commenced operations
"      May 1, 2004."


             Fund          Retirement   Retirement    Retirement
                               Plus         Power      Optimizer
       PEA Renaissance       Available    Available    Available
       Portfolio

"   -  Seligman Portfolios, Inc.- One of the investment divisions"
      invests in the shares of a single mutual fund portfolio of
"      the Seligman Portfolios, Inc. (""Seligman""). The investment"
      advisor to Seligman is J. & W. Seligman & Co. Inc.

              Fund         Retirement   Retirement    Retirement
                               Plus         Power      Optimizer
       Seligman Small-Cap       Not       Available    Available
       Value Portfolio       Available

  - Van Kampen Life Investment Trust - Two of the investment divisions invests in the shares of a single mutual fund
"     portfolio  of  the Van Kampen Life Investment  Trust  (""Van"
"     Kampen"").The investment advisor to Van Kampen is Van Kampen"
"     Asset  Management,  Inc.   Comstock   Portfolio   commenced"
"     operations May 1, 2004."

             Fund          Retirement   Retirement    Retirement
                               Plus         Power      Optimizer
       Emerging Growth          Not       Available    Available
       Portfolio             Available
       Comstock Portfolio    Available    Available    Available

"   -  American  Century  Variable  Portfolios, Inc. - Two of the"
      investment divisions invests in the shares of a single mutual fund portfolio of the American Century Variable
"      Portfolios, Inc.(""American Century"").Theinvestment advisor"
      to  American   Century  is  American  Century   Investment
"      Management, Inc. VP Ultra Fund commenced operations May 1,"
2004

             Fund          Retirement   Retirement    Retirement
                               Plus         Power      Optimizer
       VP International      Available       Not          Not
       Fund                               Available    Available
       VP Ultra Fund         Available    Available    Available

   -  Federated   Insurance   Series -  Two  of  the  investment
      divisions  invests in the shares of a single  mutual  fund
"      portfolio of the Federated Insurance Series.(""Federated"")."
      The  investment  advisor  to Federated is Federated Equity
      Management   Company  of   Pennsylvania. Funds   commenced
"      operations May 1, 2004."

             Fund          Retirement   Retirement    Retirement
                               Plus         Power      Optimizer
       Federated Kaufmann    Available    Available    Available
       Fund II
       Federated Capital     Available    Available    Available
       Appreciation  Fund
       II

   - MLIG Variable Insurance Trust - Eight of the investment divisions each invest in the shares of a single mutual
"      fund portfolio of the MLIG Variable Insurance Trust (""MLIG"
"      Variable Trust""). The  investment advisor to MLIG Variable"
"      Trust is Roszel  Advisors, LLC, an  indirect subsidiary of"
      Merrill Lynch & Co.

              Fund             Retirement  Retirement Retirement
                                  Plus        Power    Optimizer
  Roszel / J P Morgan Small     Available   Available  Available
  Cap Growth Porfolio
  Roszel / Lord Abbett Bond        Not      Available  Available
  Debenture Portfolio           Available
  Roszel / Lord Abbett Mid      Available   Available  Available
  Cap Value Portfolio
  Roszel / PIMCO Small Cap      Available   Available  Available
  Value Portfolio
  Roszel / Seligman Mid Cap     Available   Available  Available
  Growth Portfolio
  Roszel / Delaware Trend       Available   Available  Available
"  Portfolio (1),(2)                                "
  Roszel / Lord Abbett          Available   Available  Available
  Affiliated Portfolio (1)
  Roszel / PIMCO CCM Capital    Available   Available  Available
"  Appreciation Portfolio (1),(3)         "

"1.The Roszel / Delaware  Trend  Portfolio,  Roszel / Lord Abbett"
"  Affiliated   Portfolio,  and  Roszel  /  PIMCO   CCM   Capital"
" Appreciation Portfolio commenced operations on May 1, 2003." "2.Following the close of business on November 21, 2003, the"
  AllianceBernstein Quasar Portfolio and Delaware VIP Trend Series were liquidated and substituted into the Roszel / Delaware Trend Portfolio.
"3.Following  the  close  of  business on November 21, 2003,  the"
  MFS Research Series and MFS Investor Trust Series were liquidated and substituted into the Roszel / PIMCO CCM Capital Appreciation Portfolio.

   The assets of Separate Account A are registered in the name of Merrill Lynch Life. The portion of Separate Account A's assets applicable to the Contracts are not chargeable with liabilities arising out of any other business Merrill Lynch Life may conduct.

   The  change in net assets accumulated in Separate  Account  A provides  the  basis  for the periodic determination  of  the
   amount   of   increased  or  decreased  benefits  under   the
   Contracts.

   The net assets may not be less than the amount required under Arkansas State Insurance Law to provide for death benefits
   (without regard to the guaranteed minimum death benefits and other Contract benefits.

2. SIGNIFICANT ACCOUNTING POLICIES

   The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America for variable annuity separate accounts registered as unit investment trusts. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Investments of the investment divisions are included in the statement of assets and liabilities at the net asset value of
"   the  shares  held in the underlying funds, which value  their"
   investments   at  market  value.  Dividend  income   includes
   ordinary  dividends  and capital gain  distributions  and  is
   recognized  on  the  ex-dividend  date.  All  dividends   are
   automatically reinvested. Realized gains and losses on the sales of investments are computed on the first in first out
   basis.   Investment transactions are recorded  on  the  trade
   date.

  The  operations  of Separate Account A are  included  in  the
   Federal  income tax return of Merrill Lynch Life.  Under  the
"   provisions of the Contracts, Merrill Lynch Life has the right"
   to charge Separate Account A for any Federal income tax attributable to Separate Account A. No charge is currently
"   being  made  against Separate Account A for such  tax  since,"
"   under  current  tax law, Merrill Lynch Life pays  no  tax  on"
   investment  income  and capital gains reflected  in  variable
"   annuity  contract  reserves.  However,  Merrill  Lynch   Life"
   retains the right to charge for any Federal income tax incurred that is attributable to Separate Account A if the
"   law  is  changed. Charges for state and local taxes, if  any,"

   attributable to Separate Account A may also be made.

3. NET TRANSFERS

"   For   Retirement   Plus  Contracts,  net  transfers   include"
   transfers  among  applicable Separate  Account  A  investment
"   divisions,  as  well  as transfers from  applicable  Separate"
   Account A investment divisions to the Domestic Money Market V.I. Fund investment division of Merrill Lynch Life Variable Annuity Separate Account B.

"   For  Retirement Power and Retirement Optimizer Contracts, net"
   transfers include transfers among applicable Separate Account
   A investment divisions.


4. INVESTMENTS IN SEPARATE ACCOUNT

   Net assets retained by Merrill Lynch Life in Separate Account A represent an investment by Merrill Lynch Life in certain investment divisions to facilitate the establishment of those investment divisions. Merrill Lynch Life's investment is not subject to charges for mortality and expense risks and may be transferred to Merrill Lynch Life's General Account. All seed money positions held by Merrill Lynch Life in Separate Account A were liquidated in 2004.

5. PURCHASES AND SALES OF INVESTMENTS

"The cost of purchases and proceeds from sales of investments for the period ended December 31, 2004"
were as follows:

(In thousands)
                                                                          Purchases              Sales
                                                                    -------------------- --------------------
"Domestic Money Market V.I. Fund                                     $            98,514  $           198,066"
"Core Bond V.I. Fund                                                              54,089              130,858"
"High Current Income V.I. Fund                                                    23,421               47,804"
"Large Cap Core V.I. Fund                                                          9,242               50,180"
"Value Opportunities V.I. Fund                                                    53,560               98,045"
"American Balanced V.I. Fund                                                       1,595               14,311"
"Global Allocation V.I. Fund                                                      65,279               23,251"
"Utilities and Telecommunications V.I. Fund                                          944                7,043"
"Basic Value V.I. Fund                                                            43,939              147,876"
"Government Bond V.I. Fund                                                        16,401              102,479"
"Index 500 V.I. Fund                                                              15,903               83,684"
"Global Growth V.I. Fund                                                           5,225               12,832"
"Large Cap Value V.I. Fund                                                        24,446                9,394"
"Fundamental Growth V.I. Fund                                                     14,764               24,134"
"International Value V.I. Fund                                                    24,366               33,377"
"Large Cap Growth V.I. Fund                                                       91,856               13,309"
"AllianceBernstein Large Cap Growth Portfolio                                      1,324              181,347"
"AllianceBernstein Growth and Income Portfolio                                     5,452               16,483"
"AllianceBernsteinTechnology Portfolio                                             2,029                2,279"
"MFS Emerging Growth Series                                                        4,292               31,451"
"AIM V.I. Premier Equity Fund                                                      1,395               49,032"
"AIM V.I. Capital Appreciation Fund                                               32,866               21,538"
"AIM V.I. International Growth Fund                                                2,133                4,486"
"Davis Value Portfolio                                                            88,456               30,651"
"Total Return Portfolio                                                          101,529               70,284"
"PEA Renaissance Portfolio                                                        24,380               17,231"
"Seligman Small-Cap Value Portfolio                                               28,377               33,873"
"Emerging Growth Portfolio                                                           668                4,473"
"Comstock Portfolio                                                               22,732                2,822"
"VP International Fund                                                            12,737                3,639"
"VP Ultra Fund                                                                     5,928                3,806"
"Federated Kaufmann Fund II                                                        6,579                  335"
Federated Capital Appreciation Fund II                                              998                   45
"Roszel / JP Morgan Small Cap Growth Portfolio                                     5,173               11,045"
"Roszel / Lord Abbett Bond Debenture Portfolio                                     5,338                7,555"
"Roszel / Lord Abbett Mid Cap Value Portfolio                                     27,662               31,410"
"Roszel / PIMCO Small Cap Value Portfolio                                         36,756               21,000"
"Roszel / Seligman Mid Cap Growth Portfolio                                       17,936                4,112"
"Roszel / Delaware Trend Portfolio                                                11,073                7,227"
"Roszel / Lord Abbett Affiliated Portfolio                                        19,320               20,581"
"Roszel / PIMCO CCM Capital Appreciation Portfolio                                22,297               25,313"
                                                                    -------------------- --------------------
"                                                                    $         1,030,974  $         1,598,661"
                                                                    ==================== ====================

6. UNIT VALUES

"The following is a summary of units outstanding, unit values and net assets for variable annuity contracts. The investment"
"income ratio represents the  dividends, excluding  distributions of capital gains,  received  by   the investment division"
"from the  underlying mutual fund, net of management fees assessed by the fund manager, divided by the average  net assets."
"These ratios exclude  those expenses, such as mortality and expense charges, that result in direct reductions  in the unit"
values. The  recognition of investment income by  the investment division is affected by the timing of the  declaration of dividends by the underlying fund in  which the investment divisions invest. The investment income ratio is calculated on a
"prospective basis and is presented  for the years 2004, 2003, 2002 and 2001.  The expense  ratio represents the annualized"
"contract expenses of the separate account,consisting primarily of mortality and expense charges,for each period indicated."
The ratios include only those expenses that result in a direct reduction  to unit values.Charges made directly to contract owner accounts through  the redemption of units and expenses of the underlying fund are excluded. The total return amounts
"include changes in the value of the underlying mutual fund, which includes expenses assessed through the reduction of unit"
values. The ratio does not include any expenses assessed through the redemption of units. Investment divisions with a date notation indicate  the effective date of that investment division in the  separate account. The total return is calculated for the  period indicated  or  from  the  effective date  through the  end of the reporting period. As the total return is
"presented   as a  range of  minimum  to maximum   values, based  on  the  product  grouping representing  the  minimum and"
"maximum expense ratio amounts, some individual contract total returns are not within the ranges presented."

"(In thousands, except unit values)"

Domestic Money Market V.I. Fund
--------------------------------------------------
                                                                            Investment         Expense              Total
                                             Unit Value          Net Assets   Income            Ratio               Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
        31-Dec-2004             20,964 $     9.86 $      13.62  $    274,600      0.89 %      1.35%    1.59 %     -0.67 %    -0.48 %
"       31-Dec-2003             28,923       9.92        13.68       374,152      0.73        1.35     1.59       -0.86      -0.67"
"       31-Dec-2002             37,214      10.01        13.77       484,632      1.47        1.35     1.59       -0.12       0.07"
"       31-Dec-2001             40,534      10.01        13.75       522,118      3.68        1.35     1.59        0.09       2.45"
"       31-Dec-2000             32,984      10.34        13.41       419,237       n/a        1.35     1.59        4.38       4.58"

Core Bond V.I. Fund
-------------------------------------------------
                                                                            Investment        Expense               Total
                                             Unit Value          Net Assets   Income           Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
        31-Dec-2004             30,585 $    11.14 $      19.38  $    551,412      3.63 %      1.35%    1.59 %      2.86 %     3.06 %
"       31-Dec-2003             35,192      10.83        18.79       623,699      3.81        1.35     1.59        3.11       3.30"
"       31-Dec-2002             33,433      10.50        18.18       605,699      4.74        1.35     1.59        7.84       8.05"
"       31-Dec-2001             34,517      16.82        16.82       580,556      5.52        1.35     1.35        5.14       5.14"
"       31-Dec-2000             28,210      15.98        15.98       450,800       n/a        1.35     1.35        8.43       8.43"



High Current Income V.I. Fund
-------------------------------------------------
                                                                            Investment        Expense               Total
                                             Unit Value          Net Assets   Income           Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
        31-Dec-2004             12,702 $    21.57 $      21.57  $    273,983      7.75 %      1.35%    1.35 %     10.26 %    10.26 %
"       31-Dec-2003             14,782      19.55        19.55       289,040      8.63        1.35     1.35       26.33      26.33"
"       31-Dec-2002             15,248      15.47        15.47       235,877     10.38        1.35     1.35       -2.83      -2.83"
"       31-Dec-2001             20,369      15.91        15.91       324,139     10.66        1.35     1.35        2.51       2.51"
"       31-Dec-2000             23,373      15.51        15.51       362,518       n/a        1.35     1.35       -8.42      -8.42"

Large Cap Core V.I. Fund
-------------------------------------------------
                                                                            Investment        Expense               Total
                                             Unit Value          Net Assets   Income           Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
        31-Dec-2004             16,373 $    28.75 $      28.75  $    470,647      0.85 %      1.35%    1.35 %     15.16 %    15.16 %
"       31-Dec-2003             17,865      24.95        24.95       445,705      0.40        1.35     1.35       29.70      29.70"
"       31-Dec-2002             19,456      19.23        19.23       374,071      0.75        1.35     1.35      -18.14     -18.14"
"       31-Dec-2001             21,873      23.47        23.47       513,463      0.77        1.35     1.35       -8.73      -8.73"
"       31-Dec-2000             25,660      25.70        25.70       659,473       n/a        1.35     1.35      -11.15     -11.15"

Value Opportunities V.I. Fund
-------------------------------------------------
                                                                            Investment        Expense               Total
                                             Unit Value          Net Assets   Income           Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
        31-Dec-2004             12,421 $    13.64 $      35.68  $    433,061      0.00 %      1.35%    1.59 %     13.16 %    13.38 %
"       31-Dec-2003             15,011      12.06        31.46       465,387      0.38        1.35     1.59       40.66      40.93"
"       31-Dec-2002             16,685       8.57        22.31       368,071      0.00        1.35     1.59      -24.96     -24.82"
"       31-Dec-2001             20,951      29.66        29.66       621,461      4.72        1.35     1.35       28.00      28.00"
"       31-Dec-2000             22,009      23.15        23.15       509,516       n/a        1.35     1.35       13.10      13.10"



American Balanced V.I. Fund
-------------------------------------------------
                                                                            Investment        Expense               Total
                                             Unit Value          Net Assets   Income           Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
        31-Dec-2004              3,676 $    19.50 $      19.50  $     71,662      1.93 %      1.35%    1.35 %      7.16 %     7.16 %
"       31-Dec-2003              4,389      18.19        18.19        79,811      2.17        1.35     1.35       19.86      19.86"
"       31-Dec-2002              5,238      15.16        15.16        79,437      2.54        1.35     1.35      -14.88     -14.88"
"       31-Dec-2001              6,380      17.81        17.81       113,608      2.51        1.35     1.35       -8.73      -8.73"
"       31-Dec-2000              5,917      19.49        19.49       115,322       n/a        1.35     1.35       -3.09      -3.09"

Natural Resources Focus Fund
-------------------------------------------------
                                                                            Investment        Expense               Total
                                             Unit Value          Net Assets   Income           Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2004                                                    Division was not available
       31-Dec-2003                                                    Division was not available
       31-Dec-2002                  0 $     0.00 $       0.00  $          0      0.00 %      0.00%    0.00 %      0.00 %     0.00 %
"       31-Dec-2001                665      15.29        15.29        10,170      0.17        1.35     1.35      -12.28     -12.28"
"       31-Dec-2000                841      17.42        17.42        14,654       n/a        1.35     1.35       37.17      37.17"

Global Allocation V.I. Fund
-------------------------------------------------
                                                                            Investment        Expense               Total
                                             Unit Value          Net Assets   Income           Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
        31-Dec-2004             24,111 $    22.21 $      22.21  $    535,445      3.19 %      1.35%    1.35 %     12.79 %    12.79 %
"       31-Dec-2003             22,469      19.68        19.68       442,208      3.36        1.35     1.35       32.82      32.82"
"       31-Dec-2002             20,902      14.81        14.81       309,557      3.30        1.35     1.35       -9.42      -9.42"
"       31-Dec-2001             22,995      16.34        16.34       375,795      1.36        1.35     1.35      -10.18     -10.18"
"       31-Dec-2000             26,893      18.18        18.18       488,920       n/a        1.35     1.35      -10.92     -10.92"



Utilities and Telecommunications V.I. Fund
-------------------------------------------------
                                                                            Investment        Expense               Total
                                             Unit Value          Net Assets   Income           Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
        31-Dec-2004              1,749 $    21.23 $      21.23  $     37,144      2.55 %      1.35%    1.35 %     23.97 %    23.97 %
"       31-Dec-2003              2,105      17.12        17.12        36,037      2.99        1.35     1.35       18.52      18.52"
"       31-Dec-2002              2,510      14.44        14.44        36,231      3.49        1.35     1.35      -19.90     -19.90"
"       31-Dec-2001              3,227      18.01        18.01        58,127      4.51        1.35     1.35      -15.26     -15.26"
"       31-Dec-2000              4,076      21.24        21.24        86,582       n/a        1.35     1.35       -4.11      -4.11"

International Equity Focus Fund
-------------------------------------------------
                                                                            Investment        Expense               Total
                                             Unit Value          Net Assets   Income           Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2004                                                    Division was not available
       31-Dec-2003                                                    Division was not available
       31-Dec-2002                                                    Division was not available
       31-Dec-2001                  0 $     0.00 $       0.00  $          0         0 %      0.00%    0.00 %      0.00 %     0.00 %
"       31-Dec-2000              8,131      13.20        13.20       107,332       n/a        1.35     1.35      -18.47     -18.47"

Global Bond Focus Fund
-------------------------------------------------
                                                                            Investment        Expense               Total
                                             Unit Value          Net Assets   Income           Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2004                                                    Division was not available
       31-Dec-2003                                                    Division was not available
       31-Dec-2002                  0 $     0.00 $       0.00  $          0      0.00 %      0.00%    0.00 %      0.00 %     0.00 %
"       31-Dec-2001              2,023      11.68        11.68        23,623      3.44        1.35     1.35       -4.60      -4.60"
"       31-Dec-2000              2,519      12.23        12.23        30,812       n/a        1.35     1.35       -1.07      -1.07"



Basic Value V.I. Fund
-------------------------------------------------
                                                                            Investment        Expense               Total
                                             Unit Value          Net Assets   Income           Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
        31-Dec-2004             31,176 $    13.01 $      33.21  $    908,209      1.07 %      1.35%    1.59 %      9.31 %     9.52 %
"       31-Dec-2003             34,255      11.90        30.31       929,716      1.17        1.35     1.59       31.13      31.38"
"       31-Dec-2002             36,425       9.08        23.06       760,127      0.99        1.35     1.59      -19.07     -18.91"
"       31-Dec-2001             37,119      11.21        28.42       983,212      4.09        1.35     1.59        2.60      14.13"
"       31-Dec-2000             33,102      10.93        27.63       896,758       n/a        1.35     1.59        9.29      11.03"

Government Bond V.I. Fund
-------------------------------------------------
                                                                            Investment        Expense               Total
                                             Unit Value          Net Assets   Income           Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
        31-Dec-2004             18,070 $    11.00 $      16.85  $    292,867      2.88 %      1.35%    1.59 %      2.48 %     2.68 %
"       31-Dec-2003             23,877      10.73        16.40       377,029      3.64        1.35     1.59        0.46       0.65"
"       31-Dec-2002             35,717      10.67        16.29       536,701      5.78        1.35     1.59        8.05       8.25"
"       31-Dec-2001             31,155       9.87        15.04       437,252      5.50        1.35     1.59       -1.26       5.48"
"       31-Dec-2000             21,806      10.76        14.24       308,183       n/a        1.35     1.59        7.60       9.90"

Developing Capital Markets V.I. Fund
-------------------------------------------------
                                                                            Investment        Expense               Total
                                             Unit Value          Net Assets   Income           Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2004                                                    Division was not available
       31-Dec-2003                  0 $     0.00 $       0.00  $          0      0.00 %      0.00%    0.00 %      0.00 %     0.00 %
"       31-Dec-2002              2,543       6.54         6.54        16,619      0.38        1.35     1.35      -11.49     -11.49"
"       31-Dec-2001              3,314       7.38         7.38        24,464      0.86        1.35     1.35        0.00       0.00"
"       31-Dec-2000              4,531       7.37         7.37        33,391       n/a     j  1.35     1.35      -29.72     -29.72"



Index 500 V.I. Fund
-------------------------------------------------
                                                                            Investment        Expense               Total
                                             Unit Value          Net Assets   Income           Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
        31-Dec-2004             20,400 $     7.88 $      16.30  $    300,475      1.57 %      1.35%    1.59 %      8.76 %     8.97 %
"       31-Dec-2003             27,796       7.25        14.95       343,202      1.41        1.35     1.59       26.12      26.36"
"       31-Dec-2002             22,860       5.75        11.82       242,493      1.20        1.35     1.59      -23.63     -23.48"
"       31-Dec-2001             27,146       7.53        15.44       372,452      0.94        1.35     1.59      -13.67       7.00"
"       31-Dec-2000             24,674       8.72        17.85       422,498       n/a        1.35     1.59      -12.81     -10.67"

Global Growth V.I. Fund
-------------------------------------------------
                                                                            Investment        Expense               Total
                                             Unit Value          Net Assets   Income           Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
        31-Dec-2004              8,182 $     9.99 $       9.99  $     81,733      1.56 %      1.35%    1.35 %     13.62 %    13.62 %
"       31-Dec-2003              9,056       8.79         8.79        79,579      1.05        1.35     1.35       31.70      31.70"
"       31-Dec-2002             10,257       6.67         6.67        68,404      0.11        1.35     1.35      -28.74     -28.74"
"       31-Dec-2001             11,433       9.35         9.35       106,948      0.57        1.35     1.35      -24.15     -24.15"
"       31-Dec-2000             19,604      12.32        12.32       241,520       n/a        1.35     1.35      -16.22     -16.22"


Balanced Capital Focus Fund
-------------------------------------------------
                                                                            Investment        Expense               Total
                                             Unit Value          Net Assets   Income           Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2004                                                    Division was not available
       31-Dec-2003                                                    Division was not available
       31-Dec-2002                                                    Division was not available
       31-Dec-2001                  0 $     0.00 $       0.00  $          0      0.00 %      0.00%    0.00 %      0.00 %     0.00 %
"       31-Dec-2000              3,063      10.82        10.82        33,142       n/a        1.35     1.35        4.90       4.90"



Focus Twenty V.I. Fund
-------------------------------------------------
                                                                            Investment        Expense               Total
                                             Unit Value          Net Assets   Income           Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2004                                                    Division was not available
       31-Dec-2003                  0 $     0.00 $       0.00  $          0      0.00 %      0.00%    0.00 %      0.00 %     0.00 %
"       31-Dec-2002              2,873       1.37         1.37         3,922      0.00        1.35     1.35      -39.81     -39.81"
"       31-Dec-2001              4,035       2.27         2.27         9,146      0.00        1.35     1.35      -69.69     -69.69"
"       31-Dec-2000              7,844       7.47         7.47        58,591       n/a        1.35     1.35      -25.35     -25.35"

Large Cap Value V.I. Fund
-------------------------------------------------
                                                                            Investment        Expense               Total
                                             Unit Value          Net Assets   Income           Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
        31-Dec-2004              8,560 $    13.31 $      13.31  $    113,911      0.89 %      1.35%    1.35 %     18.71 %    18.71 %
"       31-Dec-2003              7,823      11.20        11.20        87,649      0.54        1.35     1.35       32.12      32.12"
"       31-Dec-2002              6,809       8.48         8.48        57,719      0.87        1.35     1.35      -13.83     -13.83"
"       31-Dec-2001              1,258       9.83         9.83        12,371      1.61        1.35     1.35       -1.78      -1.78"

Fundamental Growth V.I. Fund
-------------------------------------------------
                                                                            Investment        Expense               Total
                                             Unit Value          Net Assets   Income           Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
        31-Dec-2004             21,783 $     6.98 $       9.99  $    175,178      0.75 %      1.35%    1.59 %      5.11 %     5.31 %
"       31-Dec-2003             22,878       6.64         9.50       174,056      0.12        1.35     1.59       25.97      26.20"
"       31-Dec-2002             30,690       5.27         7.54       177,951      0.10        1.35     1.59      -28.66     -28.52"
"       31-Dec-2001             18,045       7.38        10.56       145,115      0.58        1.35     1.59      -19.42       5.60"
"       31-Dec-2000              3,239       9.16         9.16        29,666       n/a        1.59     1.59       -8.35      -8.35"



International Value V.I. Fund
-------------------------------------------------
                                                                            Investment        Expense               Total
                                             Unit Value          Net Assets   Income           Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
        31-Dec-2004             20,949 $    13.14 $      14.71  $    305,732      2.48 %      1.35%    1.59 %     20.60 %    20.83 %
"       31-Dec-2003             21,980      10.90        12.75       265,090      3.48        1.35     1.59       40.00      40.26"
"       31-Dec-2002             23,117       7.78         9.10       199,255      3.72        1.35     1.59      -12.94     -12.77"
"       31-Dec-2001             30,225       8.94        10.45       297,657      4.67        1.35     1.59      -14.29       4.49"
"       31-Dec-2000             27,703      10.43        11.56       319,486       n/a        1.35     1.59        1.39       4.29"


Large Cap Growth V.I. Fund
-------------------------------------------------
                                                                            Investment        Expensee              Total
                                             Unit Value          Net Assets   Income           Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
        31-Dec-2004             15,569 $     9.45 $       9.45  $    147,077      0.28 %      1.35%    1.35 %      6.30 %     6.30 %
"       31-Dec-2003              6,241       8.88         8.88        55,435      0.00        1.35     1.35       32.15      32.15"
"       31-Dec-2002              3,896       6.72         6.72        26,178      0.00        1.35     1.35      -24.46     -24.46"
"       31-Dec-2001              3,381       8.89         8.89        30,051      0.03        1.35     1.35      -10.64     -10.64"
"       31-Dec-2000              3,371       9.94         9.94        33,510       n/a        1.35     1.35      -17.15     -17.15"

2000 ML Select Ten V.I. Trust
-------------------------------------------------
                                                                            Investment        Expense               Total
                                             Unit Value          Net Assets   Income           Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2004                                                    Division was not available
       31-Dec-2003                                                    Division was not available
       31-Dec-2002                                                    Division was not available
       31-Dec-2001                                                 Division matured during the year
       31-Dec-2000              2,176 $    10.67 $      10.67  $     23,219       n/a        1.35%    1.35 %     13.54 %    13.54 %



AllianceBernstein Quasar Portfolio
-------------------------------------------------
                                                                            Investment        Expense               Total
                                             Unit Value          Net Assets   Income           Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2004                                                    Division was not available
       31-Dec-2003                  0 $     0.00 $       0.00  $          0      0.00 %      0.00%    0.00 %      0.00 %     0.00 %
"       31-Dec-2002              7,563       5.31         5.31        40,173      0.00        1.35     1.35      -32.72     -32.72"
"       31-Dec-2001             13,474       7.89         7.89       106,333      3.44        1.35     1.35      -14.02     -14.02"
"       31-Dec-2000             15,221       9.17         9.17       139,581       n/a        1.35     1.35       -7.44      -7.44"

AllianceBernstein Large Cap Growth Portfolio
-------------------------------------------------
                                                                            Investment        Expense               Total
                                             Unit Value          Net Assets   Income           Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
        31-Dec-2004             19,544 $     5.58 $      15.14  $    255,979      0.00 %      1.35%    1.59 %      6.90 %     7.11 %
"       31-Dec-2003             32,678       5.22        14.13       414,203      0.00        1.35     1.59       21.72      21.95"
"       31-Dec-2002             37,887       4.29        11.58       393,423      0.00        1.35     1.59      -31.74     -31.61"
"       31-Dec-2001             46,744       6.29        16.92       713,687      5.41        1.35     1.59      -18.52       8.66"
"       31-Dec-2000             49,900       7.71        20.72       956,224       n/a        1.35     1.59      -22.86     -17.78"

AllianceBernstein Growth and Income Portfolio
-------------------------------------------------
                                                                            Investment        Expense               Total
                                             Unit Value          Net Assets   Income           Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
        31-Dec-2004              3,256 $    11.66 $      11.70  $     38,066      0.96 %      1.55%    1.59 %      9.70 %     9.74 %
"       31-Dec-2003              4,238      10.62        10.66        45,175      1.05        1.55     1.59       30.42      30.47"
"       31-Dec-2002              5,345       8.14         8.18        43,683      0.57        1.55     1.59      -23.28     -23.25"
"       31-Dec-2001              6,369      10.61        10.66        67,866      1.63        1.55     1.59       -1.24       6.09"
"       31-Dec-2000              2,339      10.79        10.79        25,235       n/a        1.59     1.59        7.90       7.90"



AllianceBernsteinTechnology Portfolio
-------------------------------------------------
                                                                            Investment        Expense               Total
                                             Unit Value          Net Assets   Income           Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
        31-Dec-2004                793 $     6.88 $       6.88  $      5,456      0.00 %      1.35%    1.35 %      3.99 %     3.99 %
"       31-Dec-2003                828       6.61         6.61         5,477      0.00        1.35     1.35       42.08      42.08"
"       31-Dec-2002                411       4.65         4.65         1,914      0.00        1.35     1.35      -42.52     -42.52"
"       31-Dec-2001              3,408       8.09         8.09        27,573      1.15        1.35     1.35      -19.18     -19.18"

MFS Emerging Growth Series
-------------------------------------------------
                                                                            Investment        Expense               Total
                                             Unit Value          Net Assets   Income           Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
        31-Dec-2004             11,686 $     4.67 $      13.29  $    134,915      0.00 %      1.35%    1.59 %     11.17 %    11.39 %
"       31-Dec-2003             14,183       4.20        11.93       145,971      0.00        1.35     1.59       28.18      28.42"
"       31-Dec-2002             16,754       3.28         9.28       131,697      0.00        1.35     1.59      -34.81     -34.68"
"       31-Dec-2001             21,848       5.03        14.21       270,326      6.74        1.35     1.59      -34.54      14.69"
"       31-Dec-2000             25,334       7.68        21.65       501,057       n/a        1.35     1.59      -23.18     -20.76"

MFS Research Series
-------------------------------------------------
                                                                            Investment        Expense               Total
                                             Unit Value          Net Assets   Income           Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2004                                                    Division was not available
       31-Dec-2003                  0 $     0.00 $       0.00  $          0      0.00 %      0.00%    0.00 %      0.00 %     0.00 %
"       31-Dec-2002             13,792       9.67         9.67       133,431      0.28        1.35     1.35      -25.59     -25.59"
"       31-Dec-2001             18,733      12.99        12.99       243,427      1.23        1.35     1.35      -22.39     -22.39"
"       31-Dec-2000             21,793      16.73        16.73       364,596       n/a        1.35     1.35       -6.22      -6.22"



MFS Investors Trust Series
-------------------------------------------------
                                                                            Investment        Expense               Total
                                             Unit Value          Net Assets   Income           Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2004                                                    Division was not available
       31-Dec-2003                  0 $     0.00 $       0.00  $          0      0.00 %      0.00%    0.00 %      0.00 %     0.00 %
"       31-Dec-2002              1,843       6.20         8.14        11,612      0.54        1.55     1.59      -22.21     -22.18"
"       31-Dec-2001              1,748       7.98        10.46        13,999      2.88        1.55     1.59      -17.29       4.64"
"       31-Dec-2000                760       9.64         9.64         7,328       n/a        1.59     1.59       -3.58      -3.58"

AIM V.I. Premier Equity Fund
-------------------------------------------------
                                                                            Investment        Expense               Total
                                             Unit Value          Net Assets   Income           Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
        31-Dec-2004             13,007 $     5.89 $      13.49  $    160,804      0.42 %      1.35%    1.59 %      4.10 %     4.30 %
"       31-Dec-2003             17,039       5.66        12.93       200,509      0.29        1.35     1.59       23.11      23.34"
"       31-Dec-2002             20,694       4.59        10.48       197,190      0.28        1.35     1.59      -31.36     -31.23"
"       31-Dec-2001             28,645       6.69        15.22       401,919      0.12        1.35     1.59      -13.95       6.02"
"       31-Dec-2000             29,523       7.78        17.65       493,364       n/a        1.35     1.59      -22.22     -15.87"

AIM V.I. Capital Appreciation Fund
-------------------------------------------------
                                                                            Investment        Expense               Total
                                             Unit Value          Net Assets   Income           Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
        31-Dec-2004              7,941 $    12.58 $      12.58  $     99,923      0.00 %      1.35%    1.35 %      5.14 %     5.14 %
"       31-Dec-2003              6,911      11.96        11.96        82,666      0.00        1.35     1.35       27.72      27.72"
"       31-Dec-2002              8,026       9.36         9.36        75,127      0.00        1.35     1.35      -25.41     -25.41"
"       31-Dec-2001             10,502      12.54        12.54       131,727      0.00        1.35     1.35      -24.39     -24.39"
"       31-Dec-2000             12,693      16.57        16.57       210,322       n/a        1.35     1.35      -12.19     -12.19"



AIM V.I. International Growth Fund
-------------------------------------------------
                                                                            Investment        Expense               Total
                                             Unit Value          Net Assets   Income           Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
        31-Dec-2004              2,548 $     7.35 $      13.14  $     19,809      0.64 %      1.55%    1.59 %     22.04 %    22.09 %
"       31-Dec-2003              2,909       6.02        10.76        18,281      0.53        1.55     1.59       27.03      27.08"
"       31-Dec-2002              3,314       4.74         8.47        16,131      0.55        1.55     1.59      -17.01     -16.97"
"       31-Dec-2001              3,669       5.71        10.20        20,994      2.63        1.55     1.59      -24.75       1.99"
"       31-Dec-2000              2,746       7.59         7.59        20,844       n/a        1.59     1.59      -24.13     -24.13"

Davis Value Portfolio
-------------------------------------------------
                                                                            Investment        Expense               Total
                                             Unit Value          Net Assets   Income           Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
        31-Dec-2004             23,710 $     9.96 $      12.53  $    249,877      0.92 %      1.35%    1.59 %     10.55 %    10.77 %
"       31-Dec-2003             17,619       9.01        11.33       168,136      0.82        1.35     1.59       27.71      27.95"
"       31-Dec-2002             14,168       7.05         8.87       105,382      0.72        1.35     1.59      -17.58     -17.43"
"       31-Dec-2001             13,728       8.56        10.76       122,509      0.85        1.35     1.59      -11.82       7.56"
"       31-Dec-2000              3,024       9.70         9.70        29,329       n/a        1.59     1.59       -2.96      -2.96"

Total Return Portfolio
-------------------------------------------------
                                                                            Investment        Expense               Total
                                             Unit Value          Net Assets   Income           Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
        31-Dec-2004             29,466 $    11.27 $      13.10  $    348,697      1.88 %      1.35%    1.59 %      3.23 %     3.43 %
"       31-Dec-2003             26,972      10.89        12.69       313,226      2.83        1.35     1.59        3.39       3.58"
"       31-Dec-2002             18,934      10.51        12.27       213,676      4.07        1.35     1.59        7.37       7.57"
"       31-Dec-2001             10,685       9.93        11.43       121,586      7.54        1.55     1.59       -0.71       6.70"
"       31-Dec-2000              4,134      10.72        10.72        44,312       n/a        1.59     1.59        7.16       7.16"



PEA Renaissance Portfolio
-------------------------------------------------
                                                                            Investment        Expense               Total
                                             Unit Value          Net Assets   Income           Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
        31-Dec-2004                706 $    11.36 $      11.38  $      8,034      0.00 %      1.35%    1.59 %     13.61 %    13.73 %

Seligman Small-Cap Value Portfolio
-------------------------------------------------
                                                                            Investment        Expense               Total
                                             Unit Value          Net Assets   Income           Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
        31-Dec-2004              1,496 $    17.40 $      21.41  $     31,196      0.00 %      1.35%    1.59 %     18.06 %    18.10 %
"       31-Dec-2003              1,806      14.74        18.14        31,949      0.00        1.55     1.59       47.58      47.64"
"       31-Dec-2002              2,971       9.98        12.29        35,856      0.00        1.55     1.59      -16.71     -16.67"
"       31-Dec-2001              4,889      11.98        14.75        71,707      0.48        1.55     1.59       19.78      21.56"
"       31-Dec-2000                743      12.14        12.14         9,018       n/a        1.59     1.59       21.38      21.38"

Delaware VIP Trend Series
-------------------------------------------------
                                                                            Investment        Expense               Total
                                             Unit Value          Net Assets   Income           Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2004                                                    Division was not available
       31-Dec-2003                  0 $     0.00 $       0.00  $          0      0.00 %      0.00%    0.00 %      0.00 %     0.00 %
"       31-Dec-2002              2,304       5.33         9.26        13,189      0.00        1.55     1.59      -21.20     -21.17"
"       31-Dec-2001              2,145       6.77        11.74        14,643      0.00        1.55     1.59      -16.68      17.41"
"       31-Dec-2000              1,581       8.12         8.12        12,838       n/a        1.59     1.59      -18.78     -18.78"



Emerging Growth Portfolio
-------------------------------------------------
                                                                            Investment        Expense               Total
                                             Unit Value          Net Assets   Income           Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
        31-Dec-2004              3,080 $     4.58 $       9.36  $     14,701      0.00 %      1.55%    1.59 %      5.34 %     5.38 %
"       31-Dec-2003              3,898       4.35         8.88        17,546      0.00        1.55     1.59       25.34      25.39"
"       31-Dec-2002              4,754       3.47         7.09        16,915      0.33        1.55     1.59      -33.55     -33.53"
"       31-Dec-2001              5,449       5.22        10.66        28,549      0.11        1.55     1.59      -32.58       6.58"
"       31-Dec-2000              8,225       7.74         7.74        63,660       n/a        1.59     1.59      -22.61     -22.61"

Comstock Portfolio
-------------------------------------------------
                                                                            Investment        Expense               Total
                                             Unit Value          Net Assets   Income           Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
        31-Dec-2004              1,869 $    11.27 $      11.29  $     21,077      0.00 %      1.35%    1.59 %     12.75 %    12.87 %

VP International Fund
-------------------------------------------------
                                                                            Investment        Expense               Total
                                             Unit Value          Net Assets   Income           Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
        31-Dec-2004              6,558 $     8.87 $       8.87  $     58,142      0.49 %      1.35%    1.35 %     13.32 %    13.32 %
"       31-Dec-2003              5,389       7.82         7.82        42,141      0.72        1.35     1.35       22.78      22.78"
"       31-Dec-2002              5,042       6.37         6.37        32,092      0.73        1.35     1.35      -21.48     -21.48"
"       31-Dec-2001              4,233       8.10         8.10        34,301      0.00        1.35     1.35      -19.06     -19.06"



VP Ultra Fund
-------------------------------------------------
                                                                            Investment        Expense               Total
                                             Unit Value          Net Assets   Income           Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
        31-Dec-2004                197 $    10.65 $      10.67  $      2,103      0.00 %      1.35%    1.59 %      6.50 %     6.61 %

Federated Kaufmann Fund II
-------------------------------------------------
                                                                            Investment        Expense               Total
                                             Unit Value          Net Assets   Income           Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
        31-Dec-2004                629 $    11.12 $      11.14  $      7,005      0.00 %      1.35%    1.59 %     11.20 %    11.32 %

Federated Capital Appreciation Fund II
-------------------------------------------------
                                                                            Investment        Expense               Total
                                             Unit Value          Net Assets   Income           Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
        31-Dec-2004                 96 $    10.64 $      10.66  $      1,018      0.00 %      1.35%    1.59 %      6.44 %     6.55 %

Roszel / JP Morgan Small Cap Growth Portfolio
--------------------------------------------------
                                                                            Investment        Expense               Total
                                             Unit Value          Net Assets   Income           Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
        31-Dec-2004              5,507 $    12.20 $      12.29  $     67,597      0.00 %      1.35%    1.59 %      7.29 %     7.49 %
"       31-Dec-2003              5,937      11.38        11.42        67,761      0.00        1.35     1.59       34.90      35.16"
"       31-Dec-2002              4,758       8.43         8.44        40,162      0.00        1.35     1.59      -15.68     -15.62"



Roszel / Lord Abbett Bond Debenture Portfolio
-------------------------------------------------
                                                                            Investment         Expense              Total
                                             Unit Value          Net Assets   Income            Ratio               Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
        31-Dec-2004              1,054 $    12.86 $      12.87  $     13,555      4.92 %      1.55%    1.59 %      6.43 %     6.47 %
"       31-Dec-2003              1,282      12.08        12.09        15,487      5.73        1.55     1.59       15.17      15.22"
"       31-Dec-2002                138      10.49        10.49         1,449      5.69        1.55     1.59        4.90       4.92"

Roszel / Lord Abbett Mid Cap Value Portfolio
-------------------------------------------------
                                                                            Investment        Expense               Total
                                             Unit Value          Net Assets   Income           Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
        31-Dec-2004             10,793 $    13.41 $      13.49  $    145,538      0.58 %      1.35%    1.59 %     21.92 %    22.16 %
"       31-Dec-2003             11,431      11.00        11.04       126,091      0.31        1.35     1.59       22.78      23.01"
"       31-Dec-2002             10,841       8.96         8.97        97,202      0.00        1.35     1.59      -10.42     -10.35"

Roszel / PIMCO Small Cap Value Portfolio
-------------------------------------------------
                                                                            Investment        Expense               Total
                                             Unit Value          Net Assets   Income           Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
        31-Dec-2004              5,826 $    14.76 $      14.85  $     86,369      0.00 %      1.35%    1.59 %     20.89 %    21.12 %
"       31-Dec-2003              4,651      12.21        12.26        56,943      1.84        1.35     1.59       31.09      31.34"
"       31-Dec-2002              5,803       9.32         9.33        54,079      2.25        1.35     1.59       -6.84      -6.78"



Roszel / Seligman Mid Cap Growth Portfolio
-------------------------------------------------
                                                                            Investment         Expense              Total
                                             Unit Value          Net Assets   Income            Ratio               Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
        31-Dec-2004              3,618 $    12.77 $      12.85  $     46,463      0.00 %      1.35%    1.59 %      6.86 %     7.06 %
"       31-Dec-2003              2,584      11.95        11.99        30,988      0.00        1.35     1.59       31.23      31.48"
"       31-Dec-2002              1,468       9.11         9.12        13,390      0.00        1.35     1.59       -8.93      -8.87"

Roszel / Delaware Trend Portfolio
-------------------------------------------------
                                                                            Investment         Expense              Total
                                             Unit Value          Net Assets   Income            Ratio               Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
        31-Dec-2004              5,117 $    13.46 $      13.51  $     69,104      0.00 %      1.35%    1.59 %      9.78 %     9.99 %
"       31-Dec-2003              4,833      12.26        12.28        59,332      0.00        1.35     1.59       22.59      22.73"

Roszel / Lord Abbett Affiliated Portfolio
-------------------------------------------------
                                                                            Investment         Expense              Total
                                             Unit Value          Net Assets   Income            Ratio               Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
        31-Dec-2004              2,518 $    13.12 $      13.17  $     33,148      0.35 %      1.35%    1.59 %      9.51 %     9.72 %
"       31-Dec-2003              2,680      11.98        12.00        32,124      0.00        1.35     1.59       19.82      19.95"

Roszel / PIMCO CCM Capital Appreciation Portfolio
--------------------------------------------------
                                                                            Investment         Expense              Total
                                             Unit Value          Net Assets   Income            Ratio               Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
        31-Dec-2004             11,715 $    12.99 $      13.05  $    152,812      0.00 %      1.35%    1.59 %     11.01 %    11.22 %
"       31-Dec-2003             11,904      11.71        11.72       139,549      0.00        1.35     1.59       17.05      17.18"


7.CHARGES AND FEES

"  The  following table  is a listing of all expenses charged to the separate account.  Mortality and expense, rider and"
  administrative  charges may be assessed through a reduction in unit value or redemption of units or as fixed charges.

  Retirement Plus

  Charge                                      When Charge Is Deducted                 Amount Deducted
  ------------------------------------------  --------------------------------------  ---------------------------------------------
  Mortality and expense charge                Daily - reduction of unit values        1/365 of 1.25% per day
  Administration charge                       Daily - reduction of unit values        1/365 of 0.10% per day
  Contract maintenance charge                 Annually - redemption of units          $40 at the end  of  each contract year if the
"                                                                                     contract  value is less than $50,000 and upon"
                                                                                      surrender  if  other  than  on  the  contract
                                                                                      anniversary
  Estate enhancer charge provides             Annually - redemption of units          0.25% of  the average  contract  value at the
  coverage  in  addition  to that                                                     end  of  each  of  the  prior  four  contract
  provided by the death benefit                                                       quarters  and  a  pro  rata  amount  of  this
"                                                                                     charge  upon surrender, annuitization, death,"
                                                                                      or termination of the rider
  Guaranteed    minimum    income             Quarterly - redemption of units         0.40%  of the  contract  value at  the end of
" benefit  (""GMIB"")  provides the                                                   each  calendar  quarter  based  on  the  GMIB"
  future   ability   to   receive                                                     benefit base as of  the last business  day of
  guaranteed minimum payments                                                         each month within the calendar  quarter and a
                                                                                      pro rata amount  of this fee upon termination
                                                                                      of the rider
  Contingent    deferred    sales             Per incident - redemption of units      7% of premium withdrawn for year 0
  charge                                                                              6% of premium withdrawn for year 1
                                                                                      5% of premium withdrawn for year 2
                                                                                      4% of premium withdrawn for year 3
                                                                                      3% of premium withdrawn for year 4
                                                                                      2% of premium withdrawn for year 5
                                                                                      1% of premium withdrawn for year 6
                                                                                      0% of premium withdrawn for year 7 or more
  Transfer fee                                Per incident - redemption of units      $25  for  each  transfer   after   the  sixth
                                                                                      transfer in a contract year

  Retirement Power

  Charge                                      When Charge Is Deducted                 Amount Deducted
  ------------------------------------------  --------------------------------------  ---------------------------------------------
  Mortality and expense risks and             Daily - reduction of unit values        1/365 of 1.59% per day
  administrative charge
  Contract maintenance charge                 Annually - redemption of units          $40 at the end of each contract year and upon
                                                                                      a  full withdrawal  only if  the  greater  of
"                                                                                     contract value, or premiums less withdrawals,"
"                                                                                      is less than $25,000"
  Estate enhancer charge provides             Annually - redemption of units          0.25% of  the average  contract  value at the
  coverage  in  addition  to that                                                     end  of  each  of  the  prior  four  contract
  provided by the death benefit                                                       quarters  and  a  pro  rata  amount  of  this
"                                                                                     charge  upon surrender, annuitization, death,"
                                                                                      or termination of the rider
  Transfer fee                                Per incident - redemption of units      $25  for  each  transfer after   the  twelfth
                                                                                      transfer in a contract year



  Retirement Optimizer

  Charge                                      When Charge Is Deducted                 Amount Deducted
  ------------------------------------------  --------------------------------------  ---------------------------------------------
  Mortality and expense risks and             Daily - reduction of unit values        1/365 of 1.55% per day
  administrative charge
  Contract maintenance charge                 Annually - redemption of units          $40 at the end of each contract year and upon
                                                                                      a  full withdrawal  only if  the  greater  of
"                                                                                     contract value, or premiums less withdrawals,"
"                                                                                      is less than $25,000"
  Estate enhancer charge provides             Annually - redemption of units          0.25% of  the average  contract  value at the
  coverage  in  addition  to that                                                     end  of  each  of  the  prior  four  contract
  provided by the death benefit                                                       quarters  and  a  pro  rata  amount  of  this
"                                                                                     charge  upon surrender, annuitization, death,"
                                                                                      or termination of the rider
  Contingent    deferred    sales             Per incident - redemption of units      6% of premium withdrawn for year 0
                                                                                      6% of premium withdrawn for year 1
                                                                                      5% of premium withdrawn for year 2
                                                                                      0% of premium withdrawn for year 3 or more
  Transfer fee                                Per incident - redemption of units      $25  for  each  transfer after   the  twelfth
                                                                                      transfer in a contract year


8. UNITS ISSUED AND REDEEMED

Units issued and redeemed during 2004 and 2003 were as follows:



                                      Domestic             Core               High              Large              Value
                                       Money               Bond             Current            Cap Core        Opportunities
                                       Market              V.I.              Income              V.I.               V.I.
                                      V.I Fund             Fund            V.I. Fund             Fund               Fund
(In thousands)                   ------------------ ------------------ ------------------ ------------------ ------------------

"Outstanding at January 1, 2003              37,214             33,433             15,248             19,456             16,685"
Activity during 2003:
"     Issued                                 15,308              9,477                836                289                980"
"     Redeemed                              (23,599)            (7,718)            (1,302)            (1,880)            (2,654)"
                                 ------------------ ------------------ ------------------ ------------------ ------------------

"Outstanding at December 31, 2003            28,923             35,192             14,782             17,865             15,011"
Activity during 2004:
"     Issued                                  8,084              3,023                104                253                319"
"     Redeemed                              (16,043)            (7,630)            (2,184)            (1,745)            (2,909)"
                                 ------------------ ------------------ ------------------ ------------------ ------------------

"Outstanding at December 31, 2004            20,964             30,585             12,702             16,373             12,421"
                                 ================== ================== ================== ================== ==================



                                      American           Global          Utilities and          Basic            Government
                                      Balanced          Allocation     Telecommunications       Value               Bond
                                        V.I.               V.I.               V.I.               V.I.               V.I.
                                        Fund               Fund               Fund               Fund               Fund
(In thousands)                   ------------------ ------------------ ------------------ ------------------ ------------------

"Outstanding at January 1, 2003               5,238             20,902              2,510             36,425             35,717"
Activity during 2003:
"     Issued                                      0              2,654                  0              1,916              1,489"
"     Redeemed                                 (849)            (1,087)              (405)            (4,086)           (13,329)"
                                 ------------------ ------------------ ------------------ ------------------ ------------------

"Outstanding at December 31, 2003             4,389             22,469              2,105             34,255             23,877"
Activity during 2004:
"     Issued                                      0              2,608                  0              2,565                368"
"     Redeemed                                 (713)              (966)              (356)            (5,644)            (6,175)"
                                 ------------------ ------------------ ------------------ ------------------ ------------------

"Outstanding at December 31, 2004             3,676             24,111              1,749             31,176             18,070"
                                 ================== ================== ================== ================== ==================



                                     Developing           Index              Global             Focus            Large Cap
                                  Capital Markets          500               Growth             Twenty             Value
                                        V.I.               V.I.               V.I.               V.I.               V.I.
                                        Fund               Fund               Fund               Fund               Fund
(In thousands)                   ------------------ ------------------ ------------------ ------------------ ------------------

"Outstanding at January 1, 2003               2,543             22,860             10,257              2,873              6,809"
Activity during 2003:
"     Issued                                      0             10,798                201                230              1,645"
"     Redeemed                               (2,543)            (5,862)            (1,402)            (3,103)              (631)"
                                 ------------------ ------------------ ------------------ ------------------ ------------------

"Outstanding at December 31, 2003                 0             27,796              9,056                  0              7,823"
Activity during 2004:
"     Issued                                      0                997                465                  0              1,506"
"     Redeemed                                    0             (8,393)            (1,339)                 0               (769)"
                                 ------------------ ------------------ ------------------ ------------------ ------------------

"Outstanding at December 31, 2004                 0             20,400              8,182                  0              8,560"
                                 ================== ================== ================== ================== ==================


                                                                            Large                                Alliance-
                                    Fundamental       International           Cap             Alliance-          Bernstein
                                       Growth             Value              Growth           Bernstein          Large Cap
                                        V.I.               V.I.               V.I.              Quasar             Growth
                                        Fund               Fund               Fund            Portfolio          Portfolio
(In thousands)                   ------------------ ------------------ ------------------ ------------------ ------------------

"Outstanding at January 1, 2003              30,690             23,117              3,896              7,563             37,887"
Activity during 2003:
"     Issued                                  3,515              5,208              2,738                  6                667"
"     Redeemed                              (11,327)            (6,345)              (393)            (7,569)            (5,876)"
                                 ------------------ ------------------ ------------------ ------------------ ------------------

"Outstanding at December 31, 2003            22,878             21,980              6,241                  0             32,678"
Activity during 2004:
"     Issued                                  1,864              1,487             10,176                  0                209"
"     Redeemed                               (2,959)            (2,518)              (848)                 0            (13,343)"
                                 ------------------ ------------------ ------------------ ------------------ ------------------

"Outstanding at December 31, 2004            21,783             20,949             15,569                  0             19,544"
                                 ================== ================== ================== ================== ==================


                                     Alliance-
                                     Bernstein          Alliance-             MFS                                   MFS
                                     Growth and         Bernstein           Emerging             MFS             Investors
                                       Income           Technology           Growth            Research            Trust
                                     Portfolio          Portfolio            Series             Series             Series
(In thousands)                   ------------------ ------------------ ------------------ ------------------ ------------------

"Outstanding at January 1, 2003               5,345                411             16,754             13,792              1,843"
Activity during 2003:
     Issued                                    291                800                417                  4                 19
"     Redeemed                               (1,398)              (383)            (2,988)           (13,796)            (1,862)"
                                 ------------------ ------------------ ------------------ ------------------ ------------------

"Outstanding at December 31, 2003             4,238                828             14,183                  0                  0"
Activity during 2004:
     Issued                                    468                306                445                  0                  0
"     Redeemed                               (1,450)              (341)            (2,942)                 0                  0"
                                 ------------------ ------------------ ------------------ ------------------ ------------------

"Outstanding at December 31, 2004             3,256                793             11,686                  0                  0"
                                 ================== ================== ================== ================== ==================



                                     AIM V.I.           AIM V.I.           AIM V.I.
                                      Premier            Capital         International          Davis              Total
                                       Equity          Appreciation          Growth             Value              Return
                                        Fund               Fund               Fund            Portfolio          Portfolio
(In thousands)                   ------------------ ------------------ ------------------ ------------------ ------------------

"Outstanding at January 1, 2003              20,694              8,026              3,314             14,168             18,934"
Activity during 2003:
"     Issued                                    235                145              7,814              4,696             15,326"
"     Redeemed                               (3,890)            (1,260)            (8,219)            (1,245)            (7,288)"
                                 ------------------ ------------------ ------------------ ------------------ ------------------

"Outstanding at December 31, 2003            17,039              6,911              2,909             17,619             26,972"
Activity during 2004:
"     Issued                                     95              2,755                281              9,046              7,880"
"     Redeemed                               (4,127)            (1,725)              (642)            (2,955)            (5,386)"
                                 ------------------ ------------------ ------------------ ------------------ ------------------

"Outstanding at December 31, 2004            13,007              7,941              2,548             23,710             29,466"
                                 ================== ================== ================== ================== ==================

8. UNITS ISSUED AND REDEEMED (Continued)


                                                         Seligman           Delaware
                                        PEA             Small-Cap             VIP              Emerging
                                    Renaissance           Value              Trend              Growth            Comstock
                                     Portfolio          Portfolio            Series           Portfolio          Portfolio
(In thousands)                   ------------------ ------------------ ------------------ ------------------ ------------------

"Outstanding at January 1, 2003                   0              2,971              2,304              4,754                  0"
Activity during 2003:
     Issued                                      0                842                 48                377                  0
"     Redeemed                                    0             (2,007)            (2,352)            (1,233)                 0"
                                 ------------------ ------------------ ------------------ ------------------ ------------------

"Outstanding at December 31, 2003                 0              1,806                  0              3,898                  0"
Activity during 2004:
"     Issued                                  2,289              1,517                  0                143              2,143"
"     Redeemed                               (1,583)            (1,827)                 0               (961)              (274)"
                                 ------------------ ------------------ ------------------ ------------------ ------------------

"Outstanding at December 31, 2004               706              1,496                  0              3,080              1,869"
                                 ================== ================== ================== ================== ==================


                                                                                                                  Roszel /
                                                                                              Federated          JP Morgan
                                         VP                 VP             Federated           Capital           Small Cap
                                   International          Ultra             Kaufmann         Appreciation          Growth
                                        Fund               Fund             Fund II            Fund II           Portfolio
(In thousands)                   ------------------ ------------------ ------------------ ------------------ ------------------

"Outstanding at January 1, 2003               5,042                  0                  0                  0              4,758"
Activity during 2003:
"     Issued                                    884                  0                  0                  0              1,401"
     Redeemed                                 (537)                 0                  0                  0               (222)
                                 ------------------ ------------------ ------------------ ------------------ ------------------

"Outstanding at December 31, 2003             5,389                  0                  0                  0              5,937"
Activity during 2004:
"     Issued                                  1,593                587                662                100                481"
     Redeemed                                 (424)              (390)               (33)                (4)              (911)
                                 ------------------ ------------------ ------------------ ------------------ ------------------

"Outstanding at December 31, 2004             6,558                197                629                 96              5,507"
                                 ================== ================== ================== ================== ==================


                                      Roszel /           Roszel /           Roszel /           Roszel /
                                    Lord Abbett        Lord Abbett           PIMCO             Seligman           Roszel /
                                        Bond             Mid Cap           Small Cap           Mid Cap            Delaware
                                     Debenture            Value              Value              Growth             Trend
                                     Portfolio          Portfolio          Portfolio          Portfolio          Portfolio
(In thousands)                   ------------------ ------------------ ------------------ ------------------ ------------------

"Outstanding at January 1, 2003                 138             10,841              5,803              1,468                  0"
Activity during 2003:
"     Issued                                  1,287              3,879              2,508              1,267              4,941"
"     Redeemed                                 (143)            (3,289)            (3,660)              (151)              (108)"
                                 ------------------ ------------------ ------------------ ------------------ ------------------

"Outstanding at December 31, 2003             1,282             11,431              4,651              2,584              4,833"
Activity during 2004:
"     Issued                                    386              2,000              2,763              1,356                813"
"     Redeemed                                 (614)            (2,638)            (1,588)              (322)              (529)"
                                 ------------------ ------------------ ------------------ ------------------ ------------------

"Outstanding at December 31, 2004             1,054             10,793              5,826              3,618              5,117"
                                 ================== ================== ================== ================== ==================


                                      Roszel /           Roszel /
                                        Lord              PIMCO
                                       Abbett          CCM Capital
                                     Affiliated        Appreciation
                                     Portfolio          Portfolio
(In thousands)                   ------------------ ------------------

"Outstanding at January 1, 2003                   0                  0"
Activity during 2003:
"     Issued                                  3,304             12,148"
     Redeemed                                 (624)              (244)
                                 ------------------ ------------------

"Outstanding at December 31, 2003             2,680             11,904"
Activity during 2004:
"     Issued                                  1,523              1,780"
"     Redeemed                               (1,685)            (1,969)"
                                 ------------------ ------------------

"Outstanding at December 31, 2004             2,518             11,715"
                                 ================== ==================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS
MERRILL LYNCH LIFE INSURANCE COMPANY

We have audited the accompanying balance sheets of Merrill Lynch Life Insurance Company (the "Company") as of December 31, 2004 and 2003, and the related statements of earnings, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2004. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of Merrill Lynch Life Insurance Company as of December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 to the financial statements, in 2004 the Company changed its method of accounting for long-duration contracts to conform to Statement of Position 03-1 "Accounting and Reporting by Insurance Enterprises for Certain Non-Traditional Long-Duration Contract and for Separate Accounts."


/s/ Deloitte & Touche, LLP
New York, New York
MARCH 2, 2005

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

BALANCE SHEETS
AS OF DECEMBER 31, 2004 AND 2003
(Dollars in thousands, except common stock par value and shares)

ASSETS                                               2004             2003
------                                               ----             ----
INVESTMENTS:
FIXED MATURITY AVAILABLE-FOR-SALE SECURITIES,
AT ESTIMATED FAIR VALUE (AMORTIZED COST: 2004
- $1,978,713; 2003 - $2,108,310)                $    2,012,589    $    2,157,127
Equity available-for-sale securities, at
estimated fair value (cost: 2004 - $46,264;
2003 - $78,816)                                         50,103            82,469
Trading account securities, at estimated
fair value                                              27,996            26,186
Limited partnerships, at cost                           13,623            11,880
Policy loans on insurance contracts                  1,030,036         1,086,537
                                                --------------    --------------
     Total Investments                               3,134,347         3,364,199
CASH AND CASH EQUIVALENTS                               64,203            75,429
ACCRUED INVESTMENT INCOME                               57,646            63,565
DEFERRED POLICY ACQUISITION COSTS                      392,516           364,414
REINSURANCE RECEIVABLES                                  3,832             6,004
AFFILIATED RECEIVABLES - NET                             5,611                --
RECEIVABLES FROM SECURITIES SOLD                         3,021             1,349
OTHER ASSETS                                            36,186            36,245
SEPARATE ACCOUNTS ASSETS                            11,052,839        10,736,343
                                                --------------    --------------
TOTAL ASSETS                                    $   14,750,201    $   14,647,548
                                                ==============    ==============


See accompanying notes to financial statements.                      (Continued)

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

BALANCE SHEETS (CONTINUED)
AS OF DECEMBER 31, 2004 AND 2003
(Dollars in thousands, except common stock par value and shares)

LIABILITIES AND STOCKHOLDER'S EQUITY                   2004             2003
------------------------------------                   ----             ----
LIABILITIES:
  POLICYHOLDER LIABILITIES AND ACCRUALS:
     Policyholders' account balances               $   2,775,917  $    2,887,937
     Claims and claims settlement expenses                35,145         101,718
                                                   -------------  --------------
        Total Policyholder Liabilities and
        Accruals                                       2,811,062       2,989,655
  OTHER POLICYHOLDER FUNDS                                 7,224          12,915
  LIABILITY FOR GUARANTY FUND ASSESSMENTS                  7,056           7,139
  FEDERAL INCOME TAXES -- DEFERRED                        22,022          31,965
  FEDERAL INCOME TAXES -- CURRENT                         23,616          20,146
  PAYABLES FOR SECURITIES PURCHASED                        2,429             683
  AFFILIATED PAYABLES -- NET                                 --            2,365
  UNEARNED POLICY CHARGE REVENUE                         112,221         107,761
  OTHER LIABILITIES                                          266           3,480
  SEPARATE ACCOUNTS LIABILITIES                       11,052,839      10,730,601
                                                   -------------  --------------
        Total Liabilities                             14,038,735      13,906,710
                                                   -------------  --------------
STOCKHOLDER'S EQUITY:
  Common stock ($10 par value; authorized:
  1,000,000 shares; issued and outstanding:
  250,000 shares)                                          2,500           2,500
  Additional paid-in capital                             397,324         397,324
  Retained earnings                                      297,344         329,549
  Accumulated other comprehensive income                  14,298          11,465
                                                   -------------  --------------
        Total Stockholder's Equity                       711,466         740,838
                                                   -------------  --------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY         $  14,750,201  $   14,647,548
                                                   =============  ==============

See accompanying notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF EARNINGS
FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
(Dollars in thousands)

                                              2004          2003           2002
                                              ----          ----           ----
REVENUES:
  Policy charge revenue                  $   236,695    $   228,878    $   239,030
  Net investment income                      157,080        174,662        207,064
  Net realized investment gains
  (losses)                                     3,999            987         (9,056)
                                         -----------    -----------    -----------
     Total Revenues                          397,774        404,527        437,038
                                         -----------    -----------    -----------
BENEFITS AND EXPENSES:
  Interest credited to policyholders'
  account balances                           119,804        128,958        141,373
  Market value adjustment expense              2,713          4,806          3,683
  Policy benefits (net of reinsurance
  recoveries: 2004 - $15,903 2003 -
  $17,641; 2002 - $14,620)                    54,282         64,631         58,060
  Reinsurance premium ceded                   25,197         22,599         23,131
  Amortization of deferred policy
  acquisition costs                            4,904         76,402        101,118
  Insurance expenses and taxes                57,560         52,092         48,527
                                         -----------    -----------    -----------
     Total Benefits and Expenses             264,460        349,488        375,892
                                         -----------    -----------    -----------
     Earnings Before Federal Income
     Tax Provision                           133,314         55,039         61,146
                                         -----------    -----------    -----------
FEDERAL INCOME TAX PROVISION
(BENEFIT):
  Current                                     37,334         67,516        (41,713)
  Deferred                                     3,285        (53,902)        55,301
                                         -----------    -----------    -----------
     Total Federal Income Tax
     Provision                                40,619         13,614         13,588
                                         -----------    -----------    -----------
EARNINGS BEFORE CHANGE IN ACCOUNTING
PRINCIPLE                                     92,695         41,425         47,558
                                         -----------    -----------    -----------
        Change in Accounting
        Principle, Net of Tax                (27,400)           --             --
                                         -----------    -----------    ----------
NET EARNINGS                             $    65,295    $    41,425    $    47,558
                                         ===========    ===========    ===========

See accompanying notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF COMPREHENSIVE INCOME
FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
(Dollars in thousands)

                                          2004          2003          2002
                                          ----          ----          ----
NET EARNINGS                           $    65,295   $    41,425   $    47,558
                                       -----------   -----------   -----------
OTHER COMPREHENSIVE INCOME (LOSS):
  Net unrealized gains (losses) on
  available-for-sale securities:
     Net unrealized holding gains
     (losses) arising during the
     period                                (11,852)       46,905        (1,799)
     Reclassification adjustment for
     (gains) losses included in net
     earnings                               (2,562)        3,286        11,494
                                       -----------   -----------   -----------
        Total net unrealized gains
        (losses) on
        available-for-sale securities      (14,414)       50,191         9,695
     Adjustments for:
          Policyholder liabilities          19,033         6,302       (15,214)
          Deferred policy acquisition
          costs                               (260)       (3,455)            9
          Deferred federal income
          taxes                             (1,526)      (18,563)        1,928
                                       -----------   -----------   -----------
  Total other comprehensive income
  (loss), net of tax                         2,833        34,475        (3,582)
                                       -----------   -----------   -----------
COMPREHENSIVE INCOME                   $    68,128   $    75,900   $    43,976
                                       ===========   ===========   ===========

See accompanying notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF STOCKHOLDER'S EQUITY
FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
(Dollars in thousands)


                                                               ACCUMULATED
                                    ADDITIONAL                    OTHER         TOTAL
                        COMMON        PAID-IN      RETAINED   COMPREHENSIVE STOCKHOLDER'S
                         STOCK        CAPITAL      EARNINGS   INCOME (LOSS)    EQUITY
                         -----        -------      --------   -------------    ------
BALANCE, JANUARY 1,
2002                   $   2,500     $ 347,324     $ 271,465    $ (19,428)    $ 601,861
  Net earnings                                        47,558                     47,558
  Cash dividend
  paid to parent                                     (30,899)                   (30,899)
  Other
  comprehensive
  loss, net of tax                                                 (3,582)       (3,582)
                       ---------     ---------     ---------    ---------     ---------
BALANCE, DECEMBER
31, 2002                   2,500       347,324       288,124      (23,010)      614,938
  Net earnings                                        41,425                     41,425
  Capital
  contribution from
  parent                                50,000                                   50,000
  Other
  comprehensive
  income, net of
  tax                                                              34,475        34,475
                       ---------     ---------     ---------    ---------     ---------
BALANCE, DECEMBER
31, 2003                   2,500       397,324       329,549       11,465       740,838
  Net earnings                                        65,295                     65,295
  Cash dividend
  paid to parent                                     (97,500)                   (97,500)
  Other
  comprehensive
  income, net of
  tax                                                               2,833         2,833
                       ---------     ---------     ---------    ---------     ---------
BALANCE, DECEMBER
31, 2004               $   2,500     $ 397,324     $ 297,344    $  14,298     $ 711,466
                       =========     =========     =========    =========     =========


See accompanying notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
(Dollars in thousands)


                                                       2004            2003            2002
                                                       ----            ----            ----
Cash Flows From Operating Activities:
  Net earnings                                      $  65,295       $  41,425       $  47,558
  Noncash items included in earnings:
     Change in accounting principle,
     net of tax                                        27,400              --              --
     Amortization of deferred policy
     acquisition costs                                  4,904          76,402         101,118
     Capitalization of policy
     acquisition costs                                (34,116)        (40,051)        (34,391)
     Amortization (accretion) of
     investments                                       10,863           9,883           2,406
     Interest credited to
     policyholders' account balances                  119,804         128,958         141,373
     Change in variable contract
     reserves                                          (1,706)             --              --
     Provision (benefit) for deferred
     Federal income tax                                 3,285         (53,902)         55,301
  (Increase) decrease in operating assets:
     Trading account securities                          (373)           (559)           (456)
     Accrued investment income                          5,919              38           6,281
     Federal income taxes -- current                       --          40,910         (40,910)
     Reinsurance receivables                            2,172           2,193           1,231
     Affiliated receivables -- net                     (5,611)             67             (67)
     Other                                                 59           1,154           4,513
  Increase (decrease) in operating liabilities:
     Claims and claims settlement
     expenses                                           2,648           3,192           3,506
     Other policyholder funds                          (5,691)          1,100          (2,424)
     Liability for guaranty fund
     assessments                                          (83)            (82)         (1,228)
     Federal income taxes -- current                    3,470          20,146          (4,726)
     Affiliated payables -- net                        (2,365)          2,365          (6,113)
     Unearned policy charge revenue                     4,460          (6,013)             98
     Other                                             (3,214)         (2,553)         (1,561)
  Other operating activities:
     Net realized investment (gains)
     losses                                            (3,999)           (987)          9,056
                                                    ---------       ---------       ---------
        Net cash and cash equivalents
        provided by operating
        activities                                  $ 193,121       $ 223,686       $ 280,565
                                                    ---------       ---------       ---------

See accompanying notes to financial statements.                      (Continued)

MERRILL LYNCH LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF CASH FLOWS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
(Dollars in thousands)


                                        2004            2003           2002
                                        ----            ----           ----
Cash Flow From Investing
Activities: Proceeds
from (payments for):
     Sales of
     available-for-sale
     securities                    $      212,732  $      312,514  $    817,498
     Maturities of
     available-for-sale
     securities                           353,824         533,534       360,062
     Purchases of
     available-for-sale
     securities                          (406,551)     (1,097,868)     (988,168)
     Sales of real estate
     held-for-sale                            --              --         22,900
     Sales of limited
     partnerships                           1,357             470           --
     Purchases of limited
     partnerships                          (3,100)           (200)         (880)
     Policy loans on insurance
     contracts                             56,501          57,126        50,815
     Recapture of investment
     in separate accounts                     --            3,015         1,785
     Investment in separate
     accounts                                 --             (304)       (3,554)
                                   --------------  --------------  ------------
        Net cash and cash
        equivalents provided
        by (used in) investing
        activities                        214,763        (191,713)      260,458
                                   --------------  --------------  ------------
Cash Flows From Financing
Activities:
  Proceeds from (payments for):
     Capital contribution
     received from (cash
     dividend paid to) parent             (97,500)         50,000       (30,899)
     Policyholder deposits
     (excludes internal policy
     replacement deposits)                730,643         936,437       640,103
     Policyholder withdrawals
     (including transfers from
     separate accounts)                (1,052,253)     (1,255,198)     (968,439)
                                   --------------  --------------  ------------
        Net cash and cash
        equivalents used in
        financing activities             (419,110)       (268,761)     (359,235)
                                   --------------  --------------  ------------
NET INCREASE (DECREASE) IN
CASH AND CASH EQUIVALENTS                 (11,226)       (236,788)      181,788
CASH AND CASH EQUIVALENTS
     Beginning of year                     75,429         312,217       130,429
                                   --------------  --------------  ------------
     End of year                   $       64,203  $       75,429  $    312,217
                                   ==============  ==============  ============
Supplementary Disclosure of
Cash Flow Information:
  Cash paid to affiliates for:
     Federal income taxes          $       33,864  $        6,460  $      3,923
     Interest                                 260             197           125


See accompanying notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    DESCRIPTION OF BUSINESS: Merrill Lynch Life Insurance Company (the "Company") is a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc. ("MLIG"). The Company is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co."). The Company is domiciled in the State of Arkansas.

    The Company sells non-participating annuity products, including variable annuities, modified guaranteed annuities and immediate annuities. The Company is currently licensed to sell insurance and annuities in forty-nine states, the District of Columbia, Puerto Rico, the U.S. Virgin Islands and Guam. The Company markets its products solely through the retail network of Merrill Lynch, Pierce, Fenner & Smith, Incorporated ("MLPF&S"), a wholly owned broker-dealer subsidiary of Merrill Lynch & Co.

    BASIS OF REPORTING: The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America and prevailing industry practices, both of which require management to make estimates that affect the reported amounts and disclosure of contingencies in the financial statements. Actual results could differ from those estimates.

    The significant accounting policies and related judgments underlying the Company's financial statements are summarized below. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain.

    For the purpose of reporting cash flows, cash and cash equivalents include cash on hand and on deposit and short-term investments with original maturities of three months or less.

    Certain reclassifications and format changes have been made to prior year amounts to conform to the current year presentation.

    REVENUE RECOGNITION: Revenues for variable annuity contracts consist of policy charges for i) mortality and expense risks, ii) certain benefit guarantees selected by the contract owner, iii) administration fees, iv) annual contract maintenance charges, and v) withdrawal charges assessed on contracts surrendered during the withdrawal charge period.

    Revenues for variable life insurance contracts consist of policy charges for
    i) mortality and expense risks, ii) cost of insurance fees, iii) amortization of front-end and deferred sales charges, and iv) withdrawal charges assessed on contracts surrendered during the withdrawal charge period. The Company does not currently manufacture variable life insurance contracts.

    Revenues for interest-sensitive annuity contracts (market value adjusted annuities, immediate annuities, and single premium deferred annuities) and interest-sensitive life insurance contracts (single premium whole life insurance) consist of i) investment income, ii) gains (losses) on the sale of invested assets, and iii) withdrawal charges assessed on contracts surrendered during the withdrawal charge period. The Company does not currently manufacture single premium deferred annuities or single premium whole life contracts.

    INVESTMENTS: The Company's investments in fixed maturity and equity securities are classified as either available-for-sale or trading and are reported at estimated fair value. Unrealized gains and losses on available-for-sale securities are included in stockholder's equity as a component of accumulated other comprehensive income (loss), net of tax. Unrealized gains and losses on trading account securities are included in net realized investment gains (losses). If management determines that a decline in the value of an available-for-sale security is other-than-temporary, the carrying value is adjusted to estimated fair value and the decline in value is recorded as a net realized investment loss. Management makes this determination through a series of discussions with the Company's portfolio managers and credit analysts, information obtained from external sources (i.e. company announcements, ratings agency announcements, or news wire services) and the Company's ability and intent to hold the investments for a period of time sufficient for a forecasted market price recovery up to or beyond the amortized cost of the investment. The factors that may give rise to a potential other-than-temporary impairment include, but are not limited to, i) certain credit-related events such as default of principal or interest payments by the issuer, ii) bankruptcy of issuer iii) certain security restructurings, and iv) fair market value less than amortized cost for an extended period of time. In the absence of a readily ascertainable market value, the estimated fair value on these securities represents management's best estimate and is based on comparable securities and other assumptions as appropriate. Management bases this determination on the most recent information available.

    For fixed maturity securities, premiums are amortized to the earlier of the call or maturity date, discounts are accreted to the maturity date, and interest income is accrued daily. For equity securities, dividends are recognized on the ex-dividend date. Realized gains and losses on the sale or maturity of investments are determined on the basis of specific identification. Investment transactions are recorded on the trade date.

    Certain fixed maturity and equity securities are considered below investment grade. The Company defines below investment grade securities as unsecured debt obligations or equity positions that have a rating equivalent to Standard and Poor's (or similar rating agency) BB+ or lower.

    Investments in limited partnerships are carried at cost.

    Policy loans on insurance contracts are stated at unpaid principal balances.

    DEFERRED POLICY ACQUISITION COSTS ("DAC"): Certain policy acquisition costs for life and annuity contracts are deferred and amortized based on the estimated future gross profits for each group of contracts. These future gross profit estimates are subject to periodic evaluation by the Company, with necessary revisions applied against amortization to date. The impact of these revisions on cumulative amortization is recorded as a charge or credit to current operations, commonly referred to as "DAC unlocking". It is reasonably possible that estimates of future gross profits could be reduced in the future, resulting in a material reduction in the carrying amount of DAC.

    Policy acquisition costs are principally commissions and a portion of certain other expenses relating to policy acquisition, underwriting and issuance that are primarily related to and vary with the production of new business. Insurance expenses and taxes reported in the Statements of Earnings are net of amounts deferred. Policy acquisition costs can also arise from the acquisition or reinsurance of existing inforce policies from other insurers. These costs include ceding commissions and professional fees related to the reinsurance assumed. The deferred costs are amortized in proportion to the estimated future gross profits over the anticipated life of the acquired insurance contracts utilizing an interest methodology.

    During 1990, the Company entered into an assumption reinsurance agreement with an unaffiliated insurer. The acquisition costs relating to this agreement are being amortized over a twenty-five year period using an effective interest rate of 7.5%. This reinsurance agreement provided for payment of contingent ceding commissions, for a ten year period, based upon the persistency and mortality experience of the insurance contracts assumed. Payments made for contingent ceding commissions were capitalized and amortized using an identical methodology as that used for the initial acquisition costs. The following is a reconciliation of the acquisition costs related to this reinsurance agreement for the years ended December 31:

                             2004             2003             2002
                             ----             ----             ----
Beginning balance        $    69,289      $    81,425      $    95,869
Interest accrued               5,197            6,107            7,190
Amortization                 (12,387)         (18,243)         (21,634)
                         -----------      -----------      -----------
Ending balance           $    62,099      $    69,289      $    81,425
                         ===========      ===========      ===========

    The following table presents the expected amortization, net of interest accrued, of these deferred acquisition costs over the next five years. Amortization may be adjusted based on periodic evaluation of the expected gross profits on the reinsured policies.

2005            $ 5,045
2006            $ 5,875
2007            $ 5,629
2008            $ 5,612
2009            $ 5,831

    SEPARATE ACCOUNTS: The Company's Separate Accounts consist of variable annuities and variable life contracts, of which the assets and liabilities are legally segregated and reported as separate captions in the Balance Sheets. Separate Accounts are established in conformity with Arkansas State Insurance Law and are generally not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets may be subject to claims of the Company only to the extent the value of such assets exceeds Separate Accounts liabilities. The assets of the Separate Accounts are carried at the daily net asset value of the mutual funds in which they invest.

    Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, the net investment income and net realized and unrealized gains and losses attributable to Separate Accounts assets supporting variable annuities and variable life contracts accrue directly to the contract owner and are not reported as revenue in the Statements of Earnings. Mortality, policy administration and withdrawal charges associated with Separate Accounts products are included in revenue in the Statements of Earnings.

    POLICYHOLDERS' ACCOUNT BALANCES: Liabilities for the Company's universal life type contracts, including its life insurance and annuity products, are equal to the full accumulation value of such contracts as of the valuation date plus deficiency reserves for certain products. Interest-crediting rates for the Company's fixed-rate products are as follows:

Interest-sensitive life products            4.00%  -  4.85%
Interest-sensitive deferred annuities       1.00%  -  7.40%
Immediate annuities                         3.00%  -  11.00%

    These rates may be changed at the option of the Company after initial guaranteed rates expire, unless contracts are subject to minimum interest rate guarantees.

    CLAIMS AND CLAIMS SETTLEMENT EXPENSES: Liabilities for claims and claims settlement expenses equal the death benefit (plus accrued interest) for claims that have been reported to the Company but have not settled and an estimate, based upon prior experience, for unreported claims.

    INCOME TAXES: The results of operations of the Company are included in the consolidated Federal income tax return of Merrill Lynch & Co. The Company has entered into a tax-sharing agreement with Merrill Lynch & Co. whereby the Company will calculate its current tax provision based on its operations. Under the agreement, the Company periodically remits to Merrill Lynch & Co. its current federal income tax liability.

    The Company provides for income taxes on all transactions that have been recognized in the financial statements in accordance with Statement of Financial Accounting Standards ("SFAS") No. 109, Accounting for Income Taxes. Accordingly, deferred taxes are adjusted to reflect the tax rates at which future taxable amounts will likely be settled or realized. The effects of tax rate changes on future deferred tax liabilities and deferred tax assets, as well as other changes in income tax laws, are recognized in net earnings in the period during which such changes are enacted. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized. See Note 6 to the Financial Statements for further information.

    The Company is generally subject to taxes on premiums and, in substantially all states, is exempt from state income taxes.

    UNEARNED POLICY CHARGE REVENUE: Certain variable life insurance products contain policy charges that are assessed at policy issuance. These policy charges are deferred and amortized into policy charge revenue based on the estimated future gross profits for each group of contracts. The Company records a liability equal to the unamortized balance of these policy charges.

    ACCOUNTING PRONOUNCEMENTS: On January 1, 2004, the Company adopted the provisions of Statement of Position ("SOP") 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts. SOP 03-1 requires the establishment of a liability for contracts that contain death or other insurance benefits using a reserve methodology that is different from the methodology that the Company previously employed. As a result, the Company recorded a $41,304 increase in policyholder liabilities and a $850 decrease in DAC resulting in a charge to earnings of $27,400, net of a federal income tax benefit of $14,754, which was reported as a cumulative effect of a change in accounting principle. For the year ended December 31, 2004, the changes in policyholder liabilities related to SOP 03-1, excluding the change in accounting principle, did not have a material impact on the Company's Statements of Earnings.

    SOP 03-1 also addresses the financial statement treatment of the Company's investment in the Separate Accounts (i.e. seed money investments). SOP 03-1 requires seed money investments to be reported as a General Account asset rather than as a component of Separate Accounts assets. Accordingly, the Company's seed money investment of $121 at December 31, 2004 is reported as an available-for-sale equity security.

    SOP 03-1 requires new disclosures regarding the Company's Separate Accounts and insurance contracts containing guarantee provisions. See Note 5 to the Financial Statements for these disclosures.

    In March 2004, the Emerging Issues Task Force ("EITF") reached a final consensus on Issue 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments. EITF 03-1 requires that when the fair value of an investment security is less than its carrying value, an impairment exists for which the determination must be made as to whether the impairment is other-than-temporary. The EITF 03-1 impairment model applies to all investment securities accounted for under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, and to investment securities accounted for under the cost method to the extent an impairment indicator exists. Under the guidance, the determination of whether an impairment is other-than-temporary and therefore would result in a recognized loss depends on market conditions and management's intent and ability to hold the securities with unrealized losses. In September 2004, the Financial Accounting Standards Board ("FASB") approved FASB Staff Position EITF 03-1, which defers the effective date for recognition and measurement guidance contained in EITF 03-1 until certain issues are resolved. The impact on the Company's Financial Statements will be determined when the final EITF 03-1 is issued. The Company will adopt the guidance at the time it is issued. The Company previously implemented the disclosure requirements of EITF 03-1 in its 2003 Financial Statements. See
    Note 3 to the Financial Statements for additional information.

NOTE 2. ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

    Financial instruments are carried at fair value or amounts that approximate fair value. The carrying value of financial instruments as of December 31 were:

                                                   2004              2003
                                                   ----              ----
Assets:
  Fixed maturity securities (1)              $   2,012,589     $    2,157,127
  Equity securities (1)                             50,103             82,469
  Trading account securities (1)                    27,996             26,186
  Limited partnerships (2)                          13,623             11,880
  Policy loans on insurance contracts (3)        1,030,036          1,086,537
  Cash and cash equivalents (4)                     64,203             75,429
  Separate Accounts assets (5)                  11,052,839         10,736,343
                                             -------------     --------------
Total assets                                 $  14,251,389     $   14,175,971
                                             =============     ==============
Liabilities:
  Policyholders' account balances            $   2,775,917     $    2,887,937
                                             =============     ==============

(1) For publicly traded securities, the estimated fair value is determined using quoted market prices. For securities without a readily ascertainable market value, the Company utilizes pricing services and broker quotes. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the balance sheets. At December 31, 2004 and 2003, securities without a readily ascertainable market value, having an amortized cost of $219,866 and $262,302, had an estimated fair value of $227,109 and $270,731, respectively.

(2) The Company has investments in three limited partnerships that do not have readily ascertainable market values. Management has estimated the fair value as equal to cost based on the review of the underlying investments of the partnerships.

(3) The Company estimates the fair value of policy loans as equal to the book value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts, and the spread between the policy loan interest rate and the interest rate credited to the account value held as collateral is fixed.

(4) The estimated fair value of cash and cash equivalents approximates the carrying value.

(5) Assets held in Separate Accounts are carried at the net asset value provided by the fund managers.

NOTE 3. INVESTMENTS

    The amortized cost and estimated fair value of investments in fixed maturity securities and equity securities (excluding trading account securities) as of December 31 were:

                                                     2004
                             --------------------------------------------------
                                COST/         GROSS       GROSS      ESTIMATED
                              AMORTIZED     UNREALIZED  UNREALIZED     FAIR
                                 COST         GAINS       LOSSES       VALUE
                                 ----         -----       ------       -----
Fixed maturity securities:
  Corporate debt
  securities                 $  1,883,260   $   40,768   $  8,644   $  1,915,384
  U.S. Government
  and agencies                     52,439        1,143        395         53,187
  Mortgage-backed
  securities                       21,260          762         36         21,986
  Foreign
  governments                      19,373          419        214         19,578
  Municipals                        2,381           73        --           2,454
                             ------------   ----------   --------   ------------
Total fixed
maturity securities          $  1,978,713   $   43,165   $  9,289   $  2,012,589
                             ============   ==========   ========   ============
Equity securities:
  Non-redeemable
  preferred stocks                 46,160        3,835         13         49,982
  Investment in
  Separate Accounts                   104           17        --             121
                             ------------   ----------   --------   ------------
Total equity
securities                   $     46,264   $    3,852   $     13   $     50,103
                             ============   ==========   ========   ============


                                                    2003
                             ----------------------------------------------------
                                 COST/        GROSS       GROSS       ESTIMATED
                              AMORTIZED    UNREALIZED   UNREALIZED      FAIR
                                 COST         GAINS       LOSSES        VALUE
                                 ----         -----       ------        -----
Fixed maturity securities:
  Corporate debt
  securities                 $  2,003,958   $  59,352   $   12,349   $  2,050,961
  U.S. Government
  and agencies                     69,346       1,752          646         70,452
  Mortgage-backed
  securities                       18,999       1,329            1         20,327
  Foreign
  governments                      11,953         345        1,106         11,192
  Municipals                        4,054         141          --           4,195
                             ------------   ---------   ----------   ------------
Total fixed
maturity securities          $  2,108,310   $  62,919   $   14,102   $  2,157,127
                             ============   =========   ==========   ============
Equity securities:
  Non-redeemable
  preferred stocks           $     78,816   $   3,916   $      263   $     82,469
                             ============   =========   ==========   ============


Estimated fair value and gross unrealized losses by length of time that certain fixed maturity and equity securities have been in a continuous unrealized loss position at December 31 were:


                                                                                      2004
                                           -----------------------------------------------------------------------------------------
                                              LESS THAN 12 MONTHS             MORE THAN 12 MONTHS                    TOTAL
                                           -----------------------------------------------------------------------------------------
                                           ESTIMATED       UNREALIZED      ESTIMATED       UNREALIZED      ESTIMATED      UNREALIZED
                                           FAIR VALUE        LOSSES        FAIR VALUE        LOSSES        FAIR VALUE        LOSSES
                                           ----------        ------        ----------        ------        ----------        ------
Fixed maturity securities:
  Corporate debt
  securities                                $550,989        $  4,941        $ 90,768        $  3,704        $641,757        $  8,645
  U.S. Government
  and agencies                                17,025             192          10,824             203          27,849             395
  Foreign
  governments                                 16,276             214              --              --          16,276             214
  Mortgage-backed
  securities                                   9,521              35              89              --           9,610              35
Equity securities:
  Non-redeemable
  preferred stocks                               508              13              --              --             508              13
                                            --------        --------        --------        --------        --------        --------
Total temporarily
impaired securities                         $594,319        $  5,395        $101,681        $  3,907        $696,000        $  9,302
                                            ========        ========        ========        ========        ========        ========

                                                                                      2003
                                           ----------------------------------------------------------------------------------------
                                              LESS THAN 12 MONTHS             MORE THAN 12 MONTHS                    TOTAL
                                           ----------------------------------------------------------------------------------------
                                           ESTIMATED        UNREALIZED       ESTIMATED      UNREALIZED       ESTIMATED    UNREALIZED
                                           FAIR VALUE         LOSSES        FAIR VALUE        LOSSES        FAIR VALUE       LOSSES
                                           ----------         ------        ----------        ------        ----------       ------
Fixed Maturity
Securities:
  Corporate debt
  securities                               $  365,765       $  5,934       $   93,749       $  6,415        $459,514        $ 12,349
  U.S. Government
  and agencies                                 18,458            646              --              --          18,458             646
  Foreign
  governments                                   7,873          1,106              --              --           7,873           1,106
  Mortgage-backed
  securities                                      --             --                93              1              93               1
Equity securities:
  Non-redeemable
  preferred stocks                                --             --             6,909            263           6,909             263
                                           ----------       --------       ----------       --------       ----------      --------
Total temporarily
impaired securities                        $  392,096       $  7,686       $  100,751       $  6,679        $492,847       $  14,365
                                           ==========       ========       ==========       ========       ==========      ========

    Unrealized losses primarily relate to corporate debt securities rated BBB or higher and are due to price fluctuations resulting from changes in interest rates and credit spreads. These investments are not considered other-than-temporarily impaired since based on the most recent available information the Company has the ability and intent to hold the investments for a period of time sufficient for a forecasted market price recovery up to or beyond the amortized cost of the investment.

    The Company recorded realized investment losses due to other-than-temporary declines in fair value of $2,129, $9,139 and $23,997 for the years ended December 31, 2004, 2003 and 2002, respectively.

    The amortized cost and estimated fair value of fixed maturity securities at December 31 by contractual maturity were:


                                                           2004
                                            -----------------------------------
                                              AMORTIZED              ESTIMATED
                                                COST                FAIR VALUE
                                                ----                ----------
Fixed maturity securities:
  Due in one year or less                   $    129,776           $    130,671
  Due after one year through five years        1,280,578              1,294,717
  Due after five years through ten years         452,086                465,924
  Due after ten years                             95,013                 99,291
                                            ------------           ------------
                                               1,957,453              1,990,603
  Mortgage-backed securities                      21,260                 21,986
                                            ------------           ------------
Total fixed maturity securities             $  1,978,713           $  2,012,589
                                            ============           ============

                                                           2003
                                            ------------------------------------
                                              AMORTIZED              ESTIMATED
                                                COST                FAIR VALUE
                                                ----                ----------
Fixed maturity securities:
  Due in one year or less                   $    201,721           $    204,855
  Due after one year through five years        1,302,540              1,332,162
  Due after five years through ten years         430,129                444,803
  Due after ten years                            154,921                154,980
                                            ------------           ------------
                                               2,089,311              2,136,800
  Mortgage-backed securities                      18,999                 20,327
                                            ------------           ------------
Total fixed maturity securities             $  2,108,310           $  2,157,127
                                            ============           ============

    Fixed maturity securities not due at a single maturity date have been included in the preceding table in the year of final maturity. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

    The amortized cost and estimated fair value of fixed maturity securities at December 31 by rating agency equivalent were:

                                                      2004
                                         ------------------------------
                                           AMORTIZED         ESTIMATED
                                             COST           FAIR VALUE
                                             ----           ----------
AAA                                      $    291,059      $    293,009
AA                                            318,463           320,592
A                                             662,445           671,547
BBB                                           686,698           706,358
Below investment grade                         20,048            21,083
                                         ------------      ------------
Total fixed maturity securities          $  1,978,713      $  2,012,589
                                         ============      ============

                                                      2003
                                         ------------------------------
                                           AMORTIZED         ESTIMATED
                                             COST           FAIR VALUE
                                             ----           ----------
AAA                                      $    445,444      $    452,068
AA                                            225,214           225,586
A                                             633,833           648,769
BBB                                           703,750           732,823
Below investment grade                        100,069            97,881
                                         ------------      ------------
Total fixed maturity securities          $  2,108,310      $  2,157,127
                                         ============      ============


    The Company has recorded certain adjustments to DAC and policyholders' account balances in connection with unrealized holding gains or losses on investments classified as available-for-sale. The Company adjusts those assets and liabilities as if the unrealized holding gains or losses had actually been realized, with corresponding credits or charges reported in accumulated other comprehensive income, net of taxes. The components of net unrealized gains (losses) included in accumulated other comprehensive income at December 31 were as follows:

                                                  2004           2003
                                                  ----           ----
Assets:
  Fixed maturity securities                    $   33,876    $   48,817
  Equity securities                                 3,839         3,653
  DAC                                                 --            260
  Separate Accounts assets                            --           (341)
                                               ----------    ----------
                                                   37,715        52,389
Liabilities:
  Policyholders' account balances                  15,717        34,750
  Federal income taxes - deferred                   7,700         6,174
                                               ----------    ----------
                                                   23,417        40,924
Stockholder's equity:
  Accumulated other comprehensive income       $   14,298    $   11,465
                                               ==========    ==========


    Proceeds and gross realized investment gains and losses from the sale of available-for-sale securities for the years ended December 31 were:

                                           2004           2003            2002
                                        ----------     ----------     ----------
Proceeds                                $  212,732     $  312,514     $  817,498
Gross realized investment gains              7,927         13,380         37,899
Gross realized investment losses             5,365         16,071         48,294


    The Company considers fair value at the date of sale to be equal to proceeds received. Proceeds on the sale of available-for-sale securities sold at a realized loss were $66,006, $65,451 and $140,742 for the years ended December 31, 2004, 2003 and 2002, respectively.

    The Company had investment securities with a carrying value of $25,068 and $25,570 that were deposited with insurance regulatory authorities at December 31, 2004 and 2003, respectively.

    Excluding investments in U.S. Government and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturity securities portfolio.

    Net investment income by source for the years ended December 31 was as follows:

                                         2004            2003           2002
                                         ----            ----           ----
Fixed maturity securities            $    97,750     $   107,940    $   128,962
Equity securities                          5,199           9,162         12,624
Real estate held-for-sale                    --              --           3,220
Limited partnerships                          30              28             24
Policy loans on insurance contracts       55,243          58,157         61,390
Cash and cash equivalents                  2,059           2,155          2,912
Other                                        374             233          1,200
                                     -----------     -----------    -----------
Gross investment income                  160,655         177,675        210,332
Less investment expenses                  (3,575)         (3,013)        (3,268)
                                     -----------     -----------    -----------
Net investment income                $   157,080     $   174,662    $   207,064
                                     ===========     ===========    ===========


    Net realized investment gains (losses), for the years ended December 31 were as follows:

                                             2004        2003          2002
                                             ----        ----          ----
 Fixed maturity securities                $  1,628    $   (1,167)   $  (11,416)
 Equity securities                             934          (395)        1,021
 Trading account securities                  1,437         3,678        (2,143)
 Real estate held-for-sale                     --            --          3,453
 Investment in Separate Accounts               --         (1,129)           29
                                          --------    ----------    ----------
 Net realized investment gains (losses)   $  3,999    $      987    $   (9,056)
                                          ========    ==========    ==========


    The Company maintains a trading portfolio comprised of convertible debt and equity securities. The net unrealized holdings gains (losses) on trading account securities included in net realized investment gains (losses) were ($359), $1,663 and ($515) at December 31, 2004, 2003 and 2002, respectively.

NOTE 4. DAC

    The components of amortization of DAC for the years ended December 31 were as follows:

                                           2004           2003          2002
                                           ----           ----          ----
Normal amortization related to
variable life insurance and annuity
insurance contracts                    $    46,230     $  54,549     $   74,107
DAC unlocking                              (41,326)       21,853         27,011
                                       -----------     ---------     ----------
Total amortization of DAC              $     4,904     $  76,402     $  101,118
                                       ===========     =========     ==========


    During 2004, the Company elected to adopt new assumptions for market returns associated with assets held in the Company's variable annuity separate accounts. If returns over a determined historical period differ from the Company's long-term assumption, returns for future determined periods are calculated so that the long-term assumption is achieved. This method for projecting market returns is known as reversion to the mean, a standard industry practice. The Company previously established estimates for market returns based on actual historical results and on future anticipated market returns without the use of a mean reversion technique.

NOTE 5. SEPARATE ACCOUNTS

    VARIABLE ANNUITY CONTRACTS CONTAINING GUARANTEES

    The Company issues variable annuity contracts in which the Company may contractually guarantee to the contract owner a guaranteed minimum death benefit ("GMDB") and/or an optional guaranteed minimum income benefit ("GMIB"). In general, contracts containing GMDB provisions provide a death benefit equal to the greater of the GMDB or the contract value. Depending on the type of contract, the GMDB may equal: i) contract deposits accumulated at a specified interest rate, ii) the contract value on specified contract anniversaries, iii) return of contract deposits, or iv) some combination of these benefits. Each benefit type is reduced for contract withdrawals. In general, contracts containing GMIB provisions provide the option to receive a guaranteed future income stream upon annuitization. There is a waiting period of ten years that must elapse before the GMIB provision can be exercised. The Company began offering GMIB benefits in 2002.

    At December 31, 2004, the Company had the following variable annuity contracts containing guarantees:

                                                   GMDB           GMIB
                                                   ----           ----
Net amount at risk                             $  1,057,678(1)     $ --(2)
Average attained age of contract
owners                                                   67          58
Weighted average period remaining
until expected annuitization                            n/a       9 yrs


      (1) Net amount at risk for GMDB is defined as the current GMDB in excess of the contract owners' account balance at the balance sheet date.

      (2) Net amount at risk for GMIB is defined as the present value of the minimum guaranteed annuity payments available to the contract owner determined in accordance with the terms of the contract in excess of the contract owners' account balance at the balance sheet date.

    The Company has recorded liabilities for contracts containing guarantees as a component of policyholder liabilities in the December 31, 2004 Balance Sheet. Prior to the adoption of SOP 03-1, the Company's liability was $69,221 and was included as a component of claims and claims settlement expenses in the December 31, 2003 Balance Sheet. Changes in these guarantee liabilities are included as a component of policy benefits in the Statements of Earnings. The variable annuity liability for each type of guarantee at December 31, 2004 was as follows:

                                                   GMDB           GMIB
                                                   ----           ----
Balance at January 1, 2004                     $   108,702       $   --
Incurred guarantee benefits                         28,421           587
Paid guarantee benefits                            (30,901)          --
                                               -----------       ------
Balance at December 31, 2004                   $   106,222       $   587
                                               ===========       =======


    The GMDB liability is determined by projecting future expected guaranteed benefits under multiple scenarios for returns on Separate Accounts assets. The Company uses estimates for mortality and surrender assumptions based on actual and projected experience for each contract type. These estimates are consistent with the estimates used in the calculation of DAC.

    At December 31, 2004, contract owners' account balances by mutual fund class for contracts containing each type of guarantee were distributed as follows:

                                            MONEY
                                            MARKET                BOND              EQUITY             BALANCED             TOTAL
                                            ------                ----              ------             --------             -----
GMDB only                                 $  271,469           1,470,963           4,555,552             671,860          $6,969,844
GMIB and GMDB (3)                         $   37,601             278,840             929,006             148,416          $1,393,863
                                          ----------           ---------          ----------          ----------          ----------
Total                                     $  309,070           1,749,803           5,484,558             820,276          $8,363,707
                                          ==========           =========          ==========          ==========          ==========


      (3)   All variable annuity contracts with GMIB provisions include a GMDB.

    VARIABLE LIFE CONTRACTS CONTAINING GUARANTEES

    The Company has issued variable life contracts in which the Company contractually guarantees to the contract owner a GMDB. In general, contracts containing GMDB provisions provide a death benefit equal to the amount specified in the contract regardless of the level of the contract's account value.

    The Company has recorded liabilities for contracts containing guarantees as a component of policyholder liabilities in the Balance Sheets. Changes in the guarantee liability are included as a component of policy benefits in the Statements of Earnings. The variable life GMDB liability at December 31, 2004 was $1,980. The variable life GMDB liability is set as a percentage of asset-based fees and cost of insurance charges deducted from contracts that include a GMDB provision. The percentage is established based on the Company's estimate of the likelihood of future GMDB claims.

    At December 31, 2004, contract owners' account balances by mutual fund class for contracts containing GMDB provisions were distributed as follows:

                              MONEY
                              MARKET              BOND              EQUITY            BALANCED              OTHER           TOTAL
                              ------              ----              ------            --------              -----           -----
GMDB                       $  277,415            415,743            997,103            990,099              8,772         $2,689,132


NOTE 6. FEDERAL INCOME TAXES

    The following is a reconciliation of the provision for income taxes based on earnings before Federal income taxes, computed using the Federal statutory tax rate, versus the reported provision for income taxes for the years ended
    December:

                                             2004          2003          2002
                                             ----          ----          ----
Provision for income taxes computed at
Federal statutory rate                   $   46,660    $   19,264    $   21,401
Increase (decrease) in income taxes
resulting from:
  Dividend received deduction                (6,635)       (3,478)       (7,782)
  Foreign tax credit                            594        (2,172)          (31)
                                         ----------    ----------    ----------
Federal income tax provision             $   40,619    $   13,614    $   13,588
                                         ==========    ==========    ==========


    The Federal statutory rate for each of the three years ended December 31 was 35%.

    The Company provides for deferred income taxes resulting from temporary differences that arise from recording certain transactions in different years for income tax reporting purposes than for financial reporting purposes. The sources of these differences and the tax effect of each are as follows:

                                            2004          2003          2002
DAC(1)                                   $   15,013    $   (8,582)   $  (18,789)
Liability for guaranty fund
assessments                                      29            29           430
Investment adjustments                       (1,959)          488           980
Policyholders' account balances(2)           (9,798)      (45,837)       72,680
                                         ----------    ----------    ----------
Deferred Federal income tax
provision (benefit)                      $    3,285    $  (53,902)   $   55,301
                                         ==========    ==========    ==========


      (1) The 2004 amount excludes a deferred tax benefit of $297 related to the adoption of SOP 03-1, as described in Note 1.

      (2) The 2004 amount excludes a deferred tax benefit of $14,457 related to the adoption of SOP 03-1, as described in Note 1.

    Deferred tax assets and liabilities as of December 31 are determined as follows:

                                                           2004          2003
                                                           ----          ----
Deferred tax assets:
  Policyholders' account balances                      $   91,070    $    66,815
  Investment adjustments                                    2,944            985
  Liability for guaranty fund assessments                   2,469          2,498
                                                       ----------    -----------
Total deferred tax assets                                  96,483         70,298
                                                       ----------    -----------
Deferred tax liabilities:
  DAC                                                     106,817         92,101
  Net unrealized investment gain on investment
  securities                                                7,700          6,174
  Other                                                     3,988          3,988
                                                       ----------    -----------
Total deferred tax liabilities                            118,505        102,263
                                                       ----------    -----------
Net deferred tax liability                             $   22,022    $    31,965
                                                       ==========    ===========

    The Company anticipates that all deferred tax assets will be realized; therefore no valuation allowance has been provided.

NOTE 7. REINSURANCE

    In the normal course of business, the Company seeks to limit its exposure to loss on any single insured life and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under indemnity reinsurance agreements, primarily excess coverage and coinsurance agreements. The maximum amount of mortality risk retained by the Company is approximately $500 on single life policies and $750 on joint life policies.

    Indemnity reinsurance agreements do not relieve the Company from its obligations to contract owners. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company regularly evaluates the financial condition of its reinsurers so as to minimize its exposure to significant losses from reinsurer insolvencies. The Company holds collateral under reinsurance agreements in the form of letters of credit and funds withheld totaling $588 that can be drawn upon for delinquent reinsurance recoverables.

    As of December 31, 2004 the Company had the following life insurance inforce:

                                                                    PERCENTAGE
                                CEDED TO    ASSUMED                 OF AMOUNT
                    GROSS         OTHER    FROM OTHER      NET      ASSUMED TO
                    AMOUNT      COMPANIES  COMPANIES      AMOUNT       NET
                    ------      ---------  ---------      ------       ---

Life insurance
inforce          $ 11,083,761  $ 3,230,380  $ 1,055    $ 7,854,436     0.01%


    For variable annuity contracts issued prior to June 2001, the Company has entered into an indemnity reinsurance agreement with an unaffiliated insurer whereby the Company coinsures, on a modified coinsurance basis, 50% of the unaffiliated insurer's variable annuity contracts sold through the Merrill Lynch & Co. distribution system.

    In addition, the Company seeks to limit its exposure to guaranteed features contained in certain variable annuity contracts. Specifically, the Company reinsures certain GMIB and GMDB provisions to the extent reinsurance capacity is available in the marketplace. As of December 31, 2004, 95% and 17% of the account value for variable annuity contracts containing GMIB and GMDB provisions, respectively, were reinsured.

NOTE 8. RELATED PARTY TRANSACTIONS

    The Company and MLIG are parties to a service agreement whereby MLIG has agreed to provide certain accounting, data processing, legal, actuarial, management, advertising and other services to the Company. Expenses incurred by MLIG in relation to this service agreement are reimbursed by the Company on an allocated cost basis. Charges billed to the Company by MLIG pursuant to the agreement were $33,164, $33,518 and $34,428 for 2004, 2003 and 2002, respectively. Charges attributable to this agreement are included in insurance expenses and taxes, except for investment related expenses, which are included in net investment income. The Company is allocated interest expense on its accounts payable to MLIG that approximates the daily Federal funds rate. Total intercompany interest incurred was $260, $197 and $125 for 2004, 2003 and 2002, respectively. Intercompany interest is included in net investment income.

    The Company and Merrill Lynch Investment Managers, L.P. ("MLIM") are parties to a service agreement whereby MLIM has agreed to provide certain invested asset management services to the Company. The Company pays a fee to MLIM for these services through the MLIG service agreement. Charges attributable to this agreement and allocated to the Company by MLIG were $1,821, $1,845 and $1,787 for 2004, 2003 and 2002, respectively.

    MLIG has entered into agreements with MLIM and Roszel Advisors, LLC, a subsidiary of MLIG (collectively, "Affiliated Investment Advisors"), with respect to administrative services for the Merrill Lynch Series Fund, Inc., Merrill Lynch Variable Series Funds, Inc., Mercury Variable Trust, and MLIG Variable Insurance Trust (collectively, "the Funds"). Certain Separate Accounts of the Company may invest in the various mutual fund portfolios of the Funds in connection with the variable life insurance and annuity contracts the Company has inforce. Under these agreements, the Affiliated Investment Advisors pay MLIG an amount equal to a percentage of the assets invested in the Funds through the Separate Accounts. Revenue attributable to these agreements is included in policy charge revenue. The Company received from MLIG its allocable share of such compensation in the amount of $20,243, $18,471 and $19,677 during 2004, 2003 and 2002, respectively.

    The Company has a general agency agreement with Merrill Lynch Life Agency Inc. ("MLLA") whereby registered representatives of MLPF&S, who are the Company's licensed insurance agents, solicit applications for contracts to be issued by the Company. MLLA is paid commissions for the contracts sold by such agents. Commissions paid to MLLA were $56,506, $60,686 and $43,099 for 2004, 2003 and 2002, respectively. Certain commissions were capitalized as DAC and are being amortized in accordance with the accounting policy discussed in Note 1 to the Financial Statements. Charges attributable to this agreement are included in insurance expenses and taxes, net of amounts capitalized.

    While management believes that the service agreements referenced above are calculated on a reasonable basis, they may not necessarily be indicative of the costs that would have been incurred with an unrelated third party. Affiliated agreements generally contain reciprocal indemnity provisions pertaining to each party's representations and contractual obligations thereunder.

NOTE 9. STOCKHOLDER'S EQUITY AND STATUTORY REGULATIONS

    During 2004 and 2002, the Company paid cash dividends of $97,500 and $30,899, respectively, to MLIG, of which $29,322 and $30,899, respectively, were ordinary dividends. During 2003, the Company did not pay a dividend and received a $50,000 capital contribution from MLIG.

    Applicable insurance department regulations require that the Company report its accounts in accordance with statutory accounting practices. Statutory accounting practices differ from principles utilized in these financial statements as follows: policy acquisition costs are expensed as incurred, future policy benefit reserves are established using different actuarial assumptions, provisions for deferred income taxes are limited to temporary differences that will be recognized within one year, and securities are valued on a different basis.

    The Company's statutory financial statements are presented on the basis of accounting practices prescribed or permitted by the Arkansas Insurance Department. The State of Arkansas has adopted the National Association of Insurance Commissioners ("NAIC") statutory accounting practices as a component of prescribed or permitted practices by the State of Arkansas.

    Statutory capital and surplus at December 31, 2004 and 2003, were $284,765 and $295,722, respectively. At December 31, 2004 and 2003, approximately $28,227 and $29,322, respectively, of stockholder's equity was available for distribution to MLIG that does not require approval by the Arkansas Insurance Department.

    The Company's statutory net income (loss) for 2004, 2003 and 2002 was $79,115, $98,570 and ($140,955), respectively. The statutory net loss incurred during 2002 was primarily due to establishing additional policy benefit reserves.

    During 2002, the Company established $144,000 in statutory reserves to support its cashflow testing analysis required by state insurance regulation. As a result, statutory capital and surplus was significantly reduced from December 2001, but remained in excess of regulatory capital requirements. However, due to the inherent volatility in statutory earnings, the Company received a $50,000 capital contribution from MLIG during the first quarter 2003.

    The NAIC utilizes the Risk Based Capital ("RBC") adequacy monitoring system. The RBC calculates the amount of adjusted capital that a life insurance company should have based upon that company's risk profile. As of December 31, 2004 and 2003, based on the RBC formula, the Company's total adjusted capital level was well in excess of the minimum amount of capital required to avoid regulatory action.

NOTE 10. COMMITMENTS AND CONTINGENCIES

    State insurance laws generally require that all life insurers who are licensed to transact business within a state become members of the state's life insurance guaranty association. These associations have been established for the protection of contract owners from loss (within specified limits) as a result of the insolvency of an insurer. At the time an insolvency occurs, the guaranty association assesses the remaining members of the association an amount sufficient to satisfy the insolvent insurer's contract owner obligations (within specified limits). The Company has utilized public information to estimate what future assessments it will incur as a result of insolvencies. At December 31, 2004 and 2003, the Company's estimated liability for future guaranty fund assessments was $7,056 and $7,139, respectively. If additional future insolvencies occur, the Company's estimated liability may not be sufficient to fund these insolvencies and the estimated liability may need to be adjusted. The Company regularly monitors public information regarding insurer insolvencies and adjusts its estimated liability appropriately.

    During 2000, the Company committed to participate in a limited partnership. As of December 31, 2004, $7,400 had been advanced towards the Company's $10,000 commitment to the limited partnership. The contractual commitment expires June 2006.

    In the normal course of business, the Company is subject to various claims and assessments. Management believes the settlement of these matters would not have a material effect on the financial position or results of operations of the Company.

NOTE 11. SEGMENT INFORMATION

    In reporting to management, the Company's operating results are categorized into two business segments: Life Insurance and Annuities. The Company's Life Insurance segment consists of variable life insurance and interest-sensitive life insurance contracts. The Company currently does not manufacture, market, or issue life insurance contracts. The Company's Annuity segment consists of variable annuity and interest-sensitive annuity contracts. The accounting policies of the business segments are the same as those described in the summary of significant accounting policies. All revenue and expense transactions are recorded at the contract level and accumulated at the business segment level for review by management. The "Other" category, presented in the following segment financial information, represents net revenues and earnings on invested assets that do not support life or annuity contract owner liabilities.

    The following table summarizes each business segment's contribution to the consolidated amounts.

                                                    2004
                       --------------------------------------------------------------
                          LIFE
                        INSURANCE        ANNUITIES          OTHER           TOTAL
                        ---------        ---------          -----           -----
Policy charge
revenue                $     85,645     $    151,050     $         --    $    236,695
Net interest spread(1)       11,630           16,764            8,882          37,276
Net realized
investment gains
(losses)                        (79)           2,515            1,563           3,999
                       ------------     ------------     ------------    ------------
Net revenues                 97,196          170,329           10,445         277,970
                       ------------     ------------     ------------    ------------
Market value
adjustment expense               --            2,713               --           2,713
Policy benefits              25,405           28,877               --          54,282
Reinsurance premium
ceded                        20,498            4,699               --          25,197
Amortization of DAC          10,495           (5,591)              --           4,904
Insurance expenses
and taxes                     8,726           48,834               --          57,560
                       ------------     ------------     ------------    ------------
Net benefits and
expenses                     65,124           79,532               --         144,656
                       ------------     ------------     ------------    ------------
Earnings before
federal income tax
provision                    32,072           90,797           10,445         133,314
                       ------------     ------------     ------------    ------------
Federal income tax
provision                     7,381           29,582            3,656          40,619
                       ------------     ------------     ------------    ------------
Earnings before
change in
accounting
principle                    24,691           61,215            6,789          92,695
                       ------------     ------------     ------------    ------------
Change in
accounting
principle, net of
tax                          (1,185)         (26,215)              --         (27,400)
                       ------------     ------------     ------------    ------------
Net earnings           $     23,506     $     35,000     $      6,789    $     65,295
                       ============     ============     ============    ============
Balance Sheet
Information:
Total assets           $  4,827,192     $  9,752,836     $    170,173    $ 14,750,201
DAC                         170,192          222,324               --         392,516
Policyholder
liabilities and
accruals                  1,829,825          981,237               --       2,811,062
Other policyholder
funds                         3,965            3,259               --           7,224

                                                  2003
                       --------------------------------------------------------
                          LIFE
                        INSURANCE      ANNUITIES         OTHER         TOTAL
                        ---------      ---------         -----         -----
Policy charge
revenue                $    98,503     $   130,371    $         4    $   228,878
Net interest spread(1)      14,823          25,887          4,994         45,704
Net realized
investment gains
(losses)                    (7,327)          4,497          3,817            987
                       -----------     -----------    -----------    -----------
Net revenues               105,999         160,755          8,815        275,569
                       -----------     -----------    -----------    -----------
Market value
adjustment expense              --           4,806             --          4,806
Policy benefits             18,238          46,393             --         64,631
Reinsurance premium
ceded                       21,337           1,262             --         22,599
Amortization of DAC         31,467          44,935             --         76,402
Insurance expenses
and taxes                    8,192          43,900             --         52,092
                       -----------     -----------    -----------    -----------
Net benefits and
expenses                    79,234         141,296             --        220,530
                       -----------     -----------    -----------    -----------
Earnings before
federal income tax
provision                   26,765          19,459          8,815         55,039
                       -----------     -----------    -----------    -----------
Federal income tax
provision                    5,778           4,751          3,085         13,614
                       -----------     -----------    -----------    -----------
Net earnings           $    20,987     $    14,708    $     5,730    $    41,425
                       ===========     ===========    ===========    ===========
Balance Sheet
Information:
Total assets           $ 5,036,572     $ 9,438,256    $   172,720    $14,647,548
DAC                        178,918         185,496             --        364,414
Policyholder
liabilities and
accruals                 1,916,761       1,072,894             --      2,989,655
Other policyholder
funds                        6,213           6,702             --         12,915

                                                        2002
                       ---------------------------------------------------------------
                          LIFE
                        INSURANCE        ANNUITIES          OTHER            TOTAL
                        ---------        ---------          -----            -----
Policy charge
revenue                $    100,522     $    138,510     $         (2)    $    239,030
Net interest spread(1)       24,791           34,444            6,456           65,691
Net realized
investment losses            (2,087)            (997)          (5,972)          (9,056)
                       ------------     ------------     ------------     ------------
Net revenues                123,226          171,957              482          295,665
                       ------------     ------------     ------------     ------------
Market value
adjustment expense               --            3,683               --            3,683
Policy benefits              19,632           38,428               --           58,060
Reinsurance premium
ceded                        22,883              248               --           23,131
Amortization of DAC          41,190           59,928               --          101,118
Insurance expenses
and taxes                     7,602           40,925               --           48,527
                       ------------     ------------     ------------     ------------
Net benefits and
expenses                     91,307          143,212               --          234,519
                       ------------     ------------     ------------     ------------
Earnings before
federal income tax
provision                    31,919           28,745              482           61,146
                       ------------     ------------     ------------     ------------
Federal income tax
provision                     8,734            4,685              169           13,588
                       ------------     ------------     ------------     ------------
Net earnings           $     23,185     $     24,060     $        313     $     47,558
                       ============     ============     ============     ============
Balance Sheet
Information:
Total assets           $  4,970,748     $  8,110,326     $     14,820     $ 13,095,894
DAC                         211,999          192,221               --          404,220
Policyholder
liabilities and
accruals                  2,005,718        1,176,850               --        3,182,568
Other policyholder
funds                         4,995            6,820               --           11,815



      (1) Management considers investment income net of interest credited to contract owners' account balances in evaluating results.

    The following table summarizes the Company's net revenues by contract type for 2004, 2003 and 2002:

                                          2004           2003            2002
                                          ----           ----            ----
Life Insurance:
  Variable life                        $   85,999     $   97,002      $  102,603
  Interest-sensitive whole life            11,197          8,997          20,623
                                       ----------     ----------      ----------
Total Life Insurance                       97,196        105,999         123,226
                                       ----------     ----------      ----------
Annuities:
  Variable annuities                      159,528        139,577         139,210
  Interest-sensitive annuities             10,801         21,178          32,747
                                       ----------     ----------      ----------
Total Annuities                           170,329        160,755         171,957
                                       ----------     ----------      ----------
Other                                      10,445          8,815             482
                                       ----------     ----------      ----------
Net Revenues                           $  277,970     $  275,569      $  295,665
                                       ==========     ==========      ==========



                                    * * * * *

                                     PART C
                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements
      (1)      Financial Statements of Merrill Lynch Life Variable Annuity
                Separate Account A as of December 31, 2004 and for the two years ended December 31, 2004 and the Notes relating thereto appear in the Statement of Additional Information.
      (2) Financial Statements of Merrill Lynch Life Insurance Company for the three years ended December 31, 2004 and the Notes relating thereto appear in the Statement of Additional
                Information.
(b) Exhibits
      (1)      Resolution of the Board of Directors of Merrill Lynch Life
                Insurance Company establishing the Merrill Lynch Life
                Variable Annuity Separate Account A. (Incorporated by
                Reference to Registrant's Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10,
                1996.)
      (2)      Not Applicable.
      (3)      Underwriting Agreement Between Merrill Lynch Life Insurance
                Company and Merrill Lynch, Pierce, Fenner & Smith
                Incorporated. (Incorporated by Reference to Registrant's
                Post-Effective Amendment No. 10 to Form N-4, Registration
                No. 33-43773 Filed December 10, 1996.)
      (4) (a)  Form of Contract for the Flexible Premium Individual
                Deferred Variable Annuity. (Incorporated by Reference to
                Registrant's Registration Statement on Form N-4,
                Registration No. 333-90243 Filed November 3, 1999.)
          (b)  Individual Retirement Annuity Endorsement. (Incorporated by
                Reference to Registrant's Registration Statement on Form
                N-4, Registration No. 333-90243 filed November 3, 1999.)
          (c)  Tax-Sheltered Annuity Endorsement. (Incorporated by
                Reference to Registrant's Registration Statement on Form
                N-4, Registration No. 333-90243 Filed November 3, 1999.)
      (5)      Form of Application for the Flexible Premium Individual
                Deferred Variable Annuity. (Incorporated by Reference to
                Registrant's Registration Statement on Form N-4,
                Registration No. 333-90243 Filed November 3, 1999.)
      (6) (a) Articles of Amendment, Restatement and Redomestication of the Articles of Incorporation of Merrill Lynch Life
                Insurance Company. (Incorporated by Reference to
                Registrant's Post-Effective Amendment No. 10 to Form N-4,
                Registration No. 33-43773 Filed December 10, 1996.)
          (b)  Amended and Restated By-Laws of Merrill Lynch Life Insurance
                Company. (Incorporated by Reference to Registrant's
                Post-Effective Amendment No. 10 to Form N-4, Registration
                No. 33-43773 Filed December 10, 1996.)
      (7)      Not Applicable.
      (8) (a) Amended General Agency Agreement. (Incorporated by Reference to Registrant's Post-Effective Amendment No. 5 to Form N-4,
                Registration No. 33-43773 Filed April 28, 1994.)
          (b)  Indemnity Agreement Between Merrill Lynch Life Insurance
                Company and Merrill Lynch Life Agency, Inc. (Incorporated by Reference to Registrant's Post-Effective Amendment No.
                10 to Form N-4, Registration No. 33-43773 Filed December
                10, 1996.)
          (c)  Management Agreement Between Merrill Lynch Life Insurance
                Company and Merrill Lynch Asset Management, Inc.
                (Incorporated by Reference to Registrant's Post-Effective
                Amendment No. 10 to Form N-4, Registration No. 33-43773
                Filed December 10, 1996.)

          (d)  Agreement Between Merrill Lynch Life Insurance Company and
                Merrill Lynch Variable Series Funds, Inc. Relating to
                Maintaining Constant Net Asset Value for the Domestic Money
                Market Fund. (Incorporated by Reference to Registrant's
                Post-Effective Amendment No. 10 to Form N-4, Registration
                No. 33-43773 Filed December 10, 1996.)
          (e)  Agreement Between Merrill Lynch Life Insurance Company and
                Merrill Lynch Variable Series Funds, Inc. Relating to
                Valuation and Purchase Procedures. (Incorporated by
                Reference to Registrant's Post Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10,
                1996.)
          (f)  Amended Service Agreement Between Merrill Lynch Life
                Insurance Company and Merrill Lynch Insurance Group, Inc.
                (Incorporated by Reference to Registrant's Post-Effective
                Amendment No. 5 to Form N-4, Registration No. 33-43773
                Filed April 28, 1994.)
          (g)  Reimbursement Agreement Between Merrill Lynch Asset
                Management, L.P. and Merrill Lynch Life Agency, Inc.
                (Incorporated by Reference to Registrant's Post-Effective
                Amendment No. 10 to Form N-4, Registration No. 33-43773
                Filed December 10, 1996.)
          (h)  Amendment to the Reimbursement Agreement Between Merrill
                Lynch Asset Management, L.P. and Merrill Lynch Life Agency,
                Inc. (Incorporated by Reference to Registrant's
                Registration Statement on Form N-4, Registration No.
                333-90243 Filed November 3, 1999.)
          (i)  Form of Participation Agreement Between Merrill Lynch
                Variable Series Funds, Inc. and Merrill Lynch Life
                Insurance Company. (Incorporated by Reference to
                Registrant's Post-Effective Amendment No. 10 to Form N-4,
                Registration No. 33-43773 Filed December 10, 1996.)
          (j)  Amendment to the Participation Agreement Between Merrill
                Lynch Variable Series Funds, Inc. and Merrill Lynch Life
                Insurance Company. (Incorporated by Reference to
                Registrant's Registration Statement on Form N-4,
                Registration No. 333-90243 Filed November 3, 1999.)
          (k)  Participation Agreement By And Among AIM Variable Insurance
                Funds, Inc., AIM Distributors, Inc., and Merrill Lynch Life
                Insurance Company. (Incorporated by Reference to
                Registrant's Post-Effective Amendment No. 11 to Form N-4,
                Registration No. 33-43773 Filed April 23, 1997.)
          (l)  Amendment to the Participation Agreement By And Among AIM
                Variable Insurance Funds, Inc., AIM Distributors, Inc., and
                Merrill Lynch Life Insurance Company. (Incorporated by
                Reference to Registrant's Registration Statement on Form
                N-4, Registration No. 333-90243 Filed November 3, 1999.)
          (m)  Form of Participation Agreement Among Merrill Lynch Life
                Insurance Company, Alliance Capital Management L.P., and
                Alliance Fund Distributors, Inc. (Incorporated by Reference to Registrant's Post-Effective Amendment No. 10 to Form
                N-4, Registration No. 33-43773 Filed December 10, 1996.)
          (n)  Amendment to the Participation Agreement Among Merrill Lynch
                Life Insurance Company, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. dated May 1, 1997.
                (Incorporated by Reference to Registrant's Registration
                Statement on Form N-4, Registration No. 333-90243 Filed
                November 3, 1999.)
          (o)  Amendment to the Participation Agreement Among Merrill Lynch
                Life Insurance Company, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. dated June 5, 1998.
                (Incorporated by Reference to Registrant's Registration
                Statement on Form N-4, Registration No. 333-90243 Filed
                November 3, 1999.)
          (p)  Amendment to the Participation Agreement Among Merrill Lynch
                Life Insurance Company, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. dated July 22, 1999.
                (Incorporated by Reference to Registrant's Registration
                Statement on Form N-4, Registration No. 333-90243 Filed
                November 3, 1999.)

          (q)  Form of Participation Agreement Among MFS-Registered
                Trademark-Variable Insurance Trust -SM- Merrill Lynch Life
                Insurance Company, and Massachusetts Financial Services
                Company. (Incorporated by Reference to Registrant's
                Post-Effective Amendment No 10 to Form N-4, Registration
                No. 33-43773 Filed December 10, 1996.)
          (r)  Amendment to the Participation Agreement Among
                MFS-Registered Trademark-Variable Insurance Trust -SM-,
                Merrill Lynch Life Insurance Company, and Massachusetts
                Financial Services Company dated May 1, 1997. (Incorporated by Reference to Registrant's Registration Statement on Form
                N-4, Registration No. 333-90243 Filed November 3, 1999.)
          (s)  Form of Participation Agreement Among Merrill Lynch Life
                Insurance Company and Hotchkis and Wiley Variable Trust.
                (Incorporated by Reference to Registrant's Post-Effective
                Amendment No. 12 to Form N-4, Registration No. 33-43773
                Filed May 1, 1998.)
          (t)  Amendment to the Participation Agreement Among Merrill Lynch
                Life Insurance Company and Hotchkis and Wiley Variable
                Trust. (Incorporated by Reference to Registrant's
                Registration Statement on Form N-4, Registration No.
                333-90243 Filed November 3, 1999.)
          (u)  Form of Participation Agreement Between Davis Variable
                Account Fund, Inc. and Merrill Lynch Life Insurance
                Company. (Incorporated by Reference to Registrant's
                Pre-Effective Amendment No. 2 to Form N-4, Registration No.
                333-90243 Filed March 31, 2000.)
          (v)  Form of Participation Agreement Between Delaware Group
                Premium Fund, Inc. and Merrill Lynch Life Insurance
                Company. (Incorporated by Reference to Registrant's
                Pre-Effective Amendment No. 2 to Form N-4, Registration No.
                333-90243 Filed March 31, 2000.)
          (w)  Form of Participation Agreement Between PIMCO Variable
                Insurance Trust and Merrill Lynch Life Insurance Company.
                (Incorporated by Reference to Registrant's Pre-Effective
                Amendment No. 2 to Form N-4, Registration No. 333-90243
                Filed March 31, 2000.)
          (x)  Form of Participation Agreement Between Seligman Portfolios,
                Inc. and Merrill Lynch Life Insurance Company.
                (Incorporated by Reference to Registrant's Pre-Effective
                Amendment No. 2 to Form N-4, Registration No. 333-90243
                Filed March 31, 2000.)
          (y)  Form of Participation Agreement Between Van Kampen Life
                Investment Trust and Merrill Lynch Life Insurance Company.
                (Incorporated by Reference to Registrant's Pre-Effective
                Amendment No. 2 to Form N-4, Registration No. 333-90243
                Filed March 31, 2000.)
          (z)  Form of Participation Agreement Between American Century
                Variable Portfolios, Inc. and Merrill Lynch Life Insurance
                Company. (Incorporated by Reference to Registrant's Post-
                Effective Amendment No. 19 to Form N-4, Registration No.
                33-43773 Filed April 30, 2001.)
          (aa) Form of Participation Agreement Between Federated Securities
                Corp., Insurance Series, and Merrill Lynch Life Insurance
                Company. (Incorporated by reference to Registrant's
                Post-Effective Amendment No. 7 to Form N-4, Registration
                No. 333-90243 Filed April 23, 2004.)
          (bb) Form of Participation Agreement Between PIMCO Advisors VIT,
                OCC Distributors LLC, and Merrill Lynch Life Insurance
                Company. (Incorporated by reference to Registrant's
                Post-Effective Amendment No. 7 to Form N-4, Registration
                No. 333-90243 Filed April 23, 2004.)
      (9) Opinion of Barry G. Skolnick, Esq. and Consent to its use as to the legality of the securities being registered.
                (Incorporated by Reference to Registrant's Pre-Effective
                Amendment No. 1 to the Registration Statement on Form N-4,
                Registration No. 333-90243 Filed March 16, 2000.)
     (10) (a)  Written Consent of Sutherland Asbill & Brennan LLP.
          (b) Written Consent of Deloitte & Touche LLP, independent registered public accounting firm.
          (c)  Written Consent of Barry G. Skolnick, Esq.
     (11)      Not Applicable.

     (12)      Not Applicable.
     (13) (a)  Power of Attorney from Barry G. Skolnick. (Incorporated by
                Reference to Registrant's Post-Effective Amendment No. 4 to
                Form N-4, Registration No. 33-43773 Filed March 2, 1994.)
          (b)  Power of Attorney from H. McIntyre Gardner. (Incorporated by
                Reference to Registrant's Registration Statement on Form
                N-4, Registration No. 333-63904 Filed June 26, 2001.)
          (c)  Power of Attorney from Nikos K. Kardassis. (Incorporated by
                Reference to Registrant's Pre-Effective Amendment No. 1 to
                Form N-4, Registration No. 333-63904 Filed September 10,
                2001.)
          (d) Power of Attorney from Christopher J. Grady. (Incorporated by Reference to Registrant's Registration Statement on Form
                N-4, Registration No. 333-63904 Filed June 26, 2001.)
          (e)  Power of Attorney from Deborah J. Adler. (Incorporated by
                Reference to Registrant's Post-Effective Amendment No. 6 to
                Form N-4, Registration No. 333-90243 Filed April 22, 2003.)
          (f)  Power of Attorney from Joseph E. Justice. (Incorporated by
                Reference to Registrant's Post-Effective Amendment No. 6 to
                Form N-4, Registration No. 333-90243 Filed April 22, 2003.)

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR*


            NAME                  PRINCIPAL BUSINESS ADDRESS               POSITION WITH DEPOSITOR
            ----              -----------------------------------  ----------------------------------------
Deborah J. Adler............  1300 Merrill Lynch Drive, 2nd Floor  Director, Senior Vice President,
                              Pennington, New Jersey 08534         and Chief Actuary.
H. McIntyre Gardner.........  4 World Financial Center             Director and Chairman of the Board.
                              New York, NY 10080
Christopher J. Grady........  800 Scudders Mill Road-3D            Director and Senior Vice President.
                              Plainsboro, New Jersey 08536
Joseph E. Justice...........  1300 Merrill Lynch Drive, 2nd Floor  Director, Senior Vice President,
                              Pennington, New Jersey 08534         Chief Financial Officer, and Treasurer.
Nikos K. Kardassis..........  800 Scudders Mill Road-3D            Director, President and Chief
                              Plainsboro, New Jersey 08536         Executive Officer.
Barry G. Skolnick...........  1300 Merrill Lynch Drive, 2nd Floor  Director, Senior Vice President and
                              Pennington, New Jersey 08534         General Counsel.
Andrew J. Bucklee...........  1300 Merrill Lynch Drive, 2nd Floor  Vice President.
                              Pennington, New Jersey 08534
Toni DeChiara...............  1300 Merrill Lynch Drive, 2nd Floor  Vice President.
                              Pennington, New Jersey 08534
Alison Denis................  800 Scudders Mill Road-3D            Senior Vice President.
                              Plainsboro, New Jersey 08536
Edward W. Diffin, Jr........  1300 Merrill Lynch Drive, 2nd Floor  Vice President and Senior Counsel.
                              Pennington, New Jersey 08534
Scott Edblom................  1300 Merrill Lynch Drive, 2nd Floor  Vice President and Product Actuary.
                              Pennington, New Jersey 08534
Amy L. Ferrero..............  4804 Deer Lake Drive East            Senior Vice President, Administration.
                              Jacksonville, FL 32246
Frances C. Grabish..........  1300 Merrill Lynch Drive, 2nd Floor  Vice President and Senior Counsel.
                              Pennington, New Jersey 08534
Roger Helms.................  1300 Merrill Lynch Drive, 2nd Floor  Vice President.
                              Pennington, New Jersey 08534
Radha Lakshminarayanan......  1300 Merrill Lynch Drive, 2nd Floor  Vice President and Corporate
                              Pennington, New Jersey 08534         Actuary
Patrick Lusk................  1300 Merrill Lynch Drive, 2nd Floor  Vice President and Appointed Actuary.
                              Pennington, New Jersey 08534
Robin A. Maston.............  1300 Merrill Lynch Drive, 2nd Floor  Vice President and Senior
                              Pennington, New Jersey 08534         Compliance Officer.
Jane R. Michael.............  4804 Deer Lake Drive East            Vice President.
                              Jacksonville, FL 32246
Paul Michalowski............  1300 Merrill Lynch Drive, 2nd Floor  Vice President
                              Pennington, New Jersey 08534
Terry L. Rapp...............  1300 Merrill Lynch Drive, 2nd Floor  Vice President and Senior Compliance
                              Pennington, New Jersey 08534         Officer.
Concetta M. Ruggiero........  800 Scudders Mill Road-3D            Senior Vice President.
                              Plainsboro, New Jersey 08536
Lori M. Salvo...............  1300 Merrill Lynch Drive, 2nd Floor  Vice President, Chief Compliance
                                                                   Officer,
                              Pennington, New Jersey 08534         Senior Counsel, Director of Compliance,
                                                                   and Secretary.
Sarah Scanga................  1300 Merrill Lynch Drive, 2nd Floor  Vice President.
                              Pennington, New Jersey 08534
Cheryl Y. Sullivan..........  1300 Merrill Lynch Drive, 2nd Floor  Vice President and Counsel.
                              Pennington, New Jersey 08534
Greta Rein Ulmer............  1300 Merrill Lynch Drive, 2nd Floor  Vice President and Senior Compliance
                              Pennington, New Jersey 08534         Officer.
Kelley Woods................  4804 Deer Lake Drive East            Vice President.
                              Jacksonville, FL 32246
Connie F. Yost..............  1300 Merrill Lynch Drive, 2nd Floor  Vice President and Controller.
                              Pennington, New Jersey 08534


---------------

* Each director is elected to serve until the next annual shareholder meeting or until his or her successor is elected and shall have qualified.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

     Merrill Lynch Life Insurance Company is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc.

     A list of subsidiaries of Merrill Lynch & Co., Inc. ("ML & Co.") appears below.

                         SUBSIDIARIES OF THE REGISTRANT


     The following are subsidiaries of ML & Co. as of February 22, 2005 and the states or jurisdictions in which they are organized. Indentation indicates the principal parent of each subsidiary. Except as otherwise specified, in each case ML & Co. owns, directly or indirectly, at least 99% of the voting securities of each subsidiary. The names of particular subsidiaries have been omitted because, considered in the aggregate as a single subsidiary, they would not constitute, as of the end of the year covered by this report, a "significant subsidiary" as that term is defined in Rule 1.02(w) of the Regulation S-X under the Securities Exchange Act of 1934.



                                                                STATE OR
NAME                                                            JURISDICTION OF ENTITY
----                                                            ----------------------
Merrill Lynch & Co., Inc. ..............................        Delaware
  Merrill Lynch, Pierce, Fenner & Smith Incorporated
     (1)................................................        Delaware
     Merrill Lynch Life Agency Inc. (2).................        Washington
     Merrill Lynch Professional Clearing Corp. (3)......        Delaware
  Merrill Lynch Capital Services, Inc. .................        Delaware
     Merrill Lynch Commodities, Inc. ...................        Delaware
       Merrill Lynch Commodities (Europe) Holdings
          Limited.......................................        England
          Merrill Lynch Commodities (Europe) Limited....        England
            Merrill Lynch Commodities (Europe) Trading
               Limited..................................        England
            Merrill Lynch Commodities GmbH..............        Germany
  Merrill Lynch Government Securities, Inc. ............        Delaware
     Merrill Lynch Money Markets Inc. ..................        Delaware
  Merrill Lynch Group, Inc. ............................        Delaware
     Investor Protection Insurance Company..............        Vermont
     Merrill Lynch Credit Reinsurance Limited...........        Bermuda
     FAM Distributors, Inc. ............................        Delaware
     Merrill Lynch Investment Managers Group Limited
       (4)..............................................        England
       Merrill Lynch Investment Managers (Channel
          Island) Limited (4)...........................        England
       Merrill Lynch Investment Managers (Dublin)
          Limited (4)...................................        Ireland
       Merrill Lynch Investment Managers Limited
          (Australia) (4)...............................        Australia
       Merrill Lynch Pensions Limited...................        England
       Merrill Lynch Investment Managers (Isle of Man)
          Holdings Limited (4)..........................        Isle of Man
            Merrill Lynch Fund Managers (Isle of Man)
               Limited..................................        Isle of Man
       Merrill Lynch Investment Managers Holdings
          Limited.......................................        England
       Merrill Lynch Investment Managers Limited........        England
            Merrill Lynch Fund Managers Limited.........        England

                                                                STATE OR
NAME                                                            JURISDICTION OF ENTITY
----                                                            ----------------------
            Merrill Lynch Investment Managers Societa di
               Gestione del Risparmio S.p.A. ...........        Italy
            Merrill Lynch Investment Managers
               International Limited....................        England
     Princeton Services, Inc. ..........................        Delaware
       Fund Asset Management, L.P. (5)..................        Delaware
            IQ Investment Advisors LLC..................        Delaware
       Merrill Lynch Investment Managers, L.P. (5)......        Delaware
            Merrill Lynch Investment Managers, LLC......        Delaware
            Merrill Lynch Alternative Investments LLC...        Delaware
       Princeton Administrators, L.P. (5)...............        Delaware
     Merrill Lynch Bank & Trust Co. ....................        New Jersey
       Financial Data Services, Inc. ...................        Florida
            ML Mortgage Holdings Inc. ..................        Delaware
     Merrill Lynch Insurance Group, Inc. ...............        Delaware
       Merrill Lynch Life Insurance Company.............        Arkansas
       ML Life Insurance Company of New York............        New York
       Roszel Advisors, LLC.............................        Delaware
     Merrill Lynch International Finance Corporation....        New York
       Merrill Lynch International Bank Limited.........        England
            Majestic Acquisitions Limited...............        England
               Mortgage Holdings Limited................        England
                 Mortgages PLC..........................        England
                 Genesis Home Loans PLC.................        England
                 Mortgages 1 Limited....................        England
            Merrill Lynch Bank (Suisse) S.A. ...........        Switzerland
               MLBS Fund Management S.A. ...............        Switzerland
       Merrill Lynch Group Holdings Limited.............        Ireland
            Merrill Lynch Capital Markets Bank
               Limited..................................        Ireland
     Merrill Lynch Diversified Investments, Inc. .......        Delaware
          Merrill Lynch Credit Products, L.L.C. ........        Delaware
            Merrill Lynch Mortgage Capital Inc. ........        Delaware
               Merrill Lynch Mortgage Lending, Inc. ....        Delaware
               Wilshire Credit Corporation..............        Delaware
     Merrill Lynch Trust Company, FSB...................        Federal
     MLDP Holdings, Inc. ...............................        Delaware
       Merrill Lynch Derivatives Products AG............        Switzerland
     ML IBK Positions, Inc. ............................        Delaware
       Merrill Lynch PCG, Inc. .........................        Delaware
       Merrill Lynch Capital Corporation................        Delaware
     ML Leasing Equipment Corp. (6).....................        Delaware

                                                                STATE OR
NAME                                                            JURISDICTION OF ENTITY
----                                                            ----------------------
     Merrill Lynch Canada Holdings Company..............        Nova Scotia
       Merrill Lynch Canada Finance Company.............        Nova Scotia
       Merrill Lynch & Co., Canada Ltd. ................        Ontario
            Merrill Lynch Financial Assets Inc. ........        Canada
            Merrill Lynch Canada Inc. ..................        Canada
  Merrill Lynch Bank USA................................        Utah
     MLBUSA Funding Corporation.........................        Delaware
     Merrill Lynch Business Financial Services Inc.
       (7)..............................................        Delaware
     Merrill Lynch Credit Corporation...................        Delaware
       Merrill Lynch NJ Investment Corporation..........        New Jersey
     Merrill Lynch Utah Investment Corporation..........        Utah
     Merrill Lynch Community Development Company, LLC...        New Jersey
     Merrill Lynch Commercial Finance Corp. ............        Delaware
     Merrill Lynch Private Finance Inc. ................        Delaware
  Merrill Lynch International Incorporated..............        Delaware
     Merrill Lynch Futures (Hong Kong) Limited..........        Hong Kong
     Merrill Lynch Taiwan Limited.......................        Taiwan
     Merrill Lynch International Bank...................        Federal
     Merrill Lynch Reinsurance Solutions LTD............        Bermuda
     Merrill Lynch (Australasia) Pty Limited............        New South Wales, Australia
       Merrill Lynch Finance (Australia) Pty Limited....        Victoria, Australia
       Merrill Lynch Markets (Australia) Pty Limited....        New South Wales, Australia
            Merrill Lynch Private (Australia) Limited...        Victoria, Australia
            Merrill Lynch Equities (Australia)
               Limited..................................        Victoria, Australia
            Berndale Securities Limited.................        Victoria, Australia
               Merrill Lynch (Australia) Nominees Pty
                 Limited................................        New South Wales, Australia
            Merrill Lynch International (Australia) Pty
               Limited..................................        New South Wales, Australia
               Merrill Lynch (Australia) Futures
                 Limited................................        New South Wales, Australia
               Merrill Lynch Private (Australia)
                 Limited................................        New South Wales, Australia
     Merrill Lynch International Holdings Inc. .........        Delaware
       PT Merrill Lynch Indonesia.......................        Indonesia
       Merrill Lynch Bank and Trust Company (Cayman)
          Limited.......................................        Cayman Islands, British West
                                                                  Indies
            Institucion Financiera Externa Merrill Lynch
               Bank (Uruguay) S.A. .....................        Uruguay
            Merrill Lynch Espanola Agencia de Valores
               S.A. ....................................        Spain
          Merrill Lynch Capital Markets AG (8)..........        Switzerland
          Merrill Lynch Europe PLC......................        England
            Merrill Lynch Asset Management U.K.
               Limited..................................        England
            Merrill Lynch Global Asset Management
               Limited..................................        England

                                                                STATE OR
NAME                                                            JURISDICTION OF ENTITY
----                                                            ----------------------
            Merrill Lynch, Pierce, Fenner & Smith
               Limited..................................        England
            Merrill Lynch Administration Services
               (Luxembourg) S.a r.l. ...................        Luxembourg
            ML UK Capital Holdings (9)..................        England
               Merrill Lynch International (10).........        England
            Merrill Lynch Capital Markets Espana S.A.,
               S.V. ....................................        Spain
            Merrill Lynch (Singapore) Pte. Ltd. (11)....        Singapore
          Merrill Lynch South Africa (Pty) Ltd. (12)....        South Africa
          Merrill Lynch Mexico, S.A. de C.V., Casa de
            Bolsa.......................................        Mexico
          Merrill Lynch Argentina S.A. .................        Argentina
          Merrill Lynch Pierce Fenner & Smith de
            Argentina S.A.F.M. y de M...................        Argentina
          Banco Merrill Lynch de Investimentos S.A. ....        Brazil
            Merrill Lynch S.A. Corretora de Titulos e
               Valores Mobiliarios......................        Brazil
          Merrill Lynch S.A. ...........................        Luxembourg
          Merrill Lynch Europe Ltd. ....................        Cayman Islands, British West
                                                                  Indies
          Merrill Lynch France S.A.S. ..................        France
            Merrill Lynch Capital Markets (France)
               S.A.S. ..................................        France
            Merrill Lynch, Pierce, Fenner & Smith SAS...        France
          Merrill Lynch (Asia Pacific) Limited..........        Hong Kong
            Merrill Lynch Far East Limited..............        Hong Kong
     Merrill Lynch Japan Securities Co., Ltd. ..........        Japan
          Merrill Lynch Japan Finance Co., Ltd. ........        Japan
  Herzog, Heine, Geduld, LLC............................        Delaware
  Merrill Lynch Financial Markets Inc. .................        Delaware


---------------

 (1) Also conducts business under the name "Merrill Lynch & Co."



 (2) Similarly named  affiliates and  subsidiaries that  engage in  the sale  of
     insurance   and  annuity   products  are  incorporated   in  various  other
     jurisdictions.



 (3) The preferred stock of the corporation is owned by an unaffiliated group of investors.



 (4) Held through several intermediate holding companies.



 (5) Princeton Services, Inc. is the general partner and ML & Co. is the limited partner of these partnerships.



 (6) This corporation has 31 direct and indirect subsidiaries operating in the United States and serving as either general partners or associate general partners of limited partnerships.



 (7) Also conducts business under the name "Merrill Lynch Capital."



 (8) Also conducts business under the names "Merrill Lynch Capital Markets S.A." and "Merrill Lynch Capital Markets Ltd."



 (9) Held through intermediate subsidiaries.



(10) Partially owned by another indirect subsidiary of ML & Co.



(11) Held through intermediate subsidiaries.



(12) Held through intermediate subsidiaries.

ITEM 27. NUMBER OF CONTRACTS



     The number of Contracts in force as of March 31, 2005 was 7,293.


ITEM 28. INDEMNIFICATION

     The following provisions regarding the Indemnification of Directors and Officers of the Registrant are applicable:

AMENDED AND RESTATED BY-LAWS OF MERRILL LYNCH LIFE INSURANCE COMPANY, ARTICLE VI

SECTIONS 1, 2, 3 AND 4 -- INDEMNIFICATION OF DIRECTORS, OFFICERS, EMPLOYEES AND INCORPORATORS

SECTION 1. ACTIONS OTHER THAN BY OR IN THE RIGHT OF THE CORPORATION. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he is or was a director, officer or employee of the Corporation, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful.

SECTION 2. ACTIONS BY OR IN THE RIGHT OF THE CORPORATION. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he is or was a director, officer or employee of the Corporation, against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation unless and only to the extent that the Court of Chancery or the Court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the Court of Chancery or such other Court shall deem proper.

SECTION 3. RIGHT TO INDEMNIFICATION. To the extent that a director, officer or employee of the Corporation has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in Sections 1 and 2 of this Article, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by him in connection therewith.

SECTION 4. DETERMINATION OF RIGHT TO INDEMNIFICATION. Any indemnification under Sections 1 and 2 of this Article (unless ordered by a Court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the director, officer, or employee is proper in the circumstances because he has met the applicable standard of conduct set forth in Sections 1 and 2 of this Article. Such determination shall be made (i) by the board of directors by a majority vote of a quorum consisting of directors who were not parties to such action, suit or proceeding, or (ii) if such a quorum is not obtainable, or, even if obtainable, a quorum of disinterested directors so directs, by independent legal counsel in a written opinion, or (iii) by the stockholders.

BY-LAWS OF MERRILL LYNCH & CO., INC.,

SECTION 2 -- INDEMNIFICATION BY CORPORATION

     Any persons serving as an officer, director or trustee of a corporation, trust, or other enterprise, including the Registrant, at the request of Merrill Lynch are entitled to indemnification from Merrill Lynch, to the fullest extent authorized or permitted by law, for liabilities with respect to actions taken or omitted by such persons in any capacity in which such persons serve Merrill Lynch or such other corporation, trust, or other enterprise. Any action initiated by any such person for which indemnification is provided shall be approved by the Board of Directors of Merrill Lynch prior to such initiation.

OTHER INDEMNIFICATION

     There is no indemnification of the principal underwriter, Merrill Lynch, Pierce, Fenner & Smith Incorporated, with respect to the Contract.

     The indemnity agreement between Merrill Lynch Life Insurance Company ("Merrill Lynch Life") and its affiliate Merrill Lynch Life Agency Inc. ("MLLA"), with respect to MLLA's general agency responsibilities on behalf of Merrill Lynch Life and the Contract, provides:

        Merrill Lynch Life will indemnify and hold harmless MLLA and all persons associated with MLLA as such term is defined in Section 3(a) (21) of the Securities Exchange Act of 1934 against all claims, losses, liabilities and expenses, to include reasonable attorneys' fees, arising out of the sale by MLLA of insurance products under the above-referenced Agreement, provided that Merrill Lynch Life shall not be bound to indemnify or hold harmless MLLA or its associated persons for claims, losses, liabilities and expenses arising directly out of the willful misconduct or negligence of MLLA or its associated persons.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registration pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue. There is no indemnification of the principal underwriter, Merrill Lynch, Pierce, Fenner & Smith Incorporated, with respect to the Contract.

ITEM 29. PRINCIPAL UNDERWRITERS

     (a) Merrill Lynch, Pierce, Fenner & Smith Incorporated also acts as principal underwriter for the following additional funds: CBA Money Fund; CMA Government Securities Fund; CMA Money Fund; CMA Tax-Exempt Fund; CMA Treasury Fund; CMA Multi-State Municipal Series Trust; WCMA Money Fund; WCMA Government Securities Fund; WCMA Tax-Exempt Fund; WCMA Treasury Fund; The Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities; The Fund of Stripped ("Zero") U.S. Treasury Securities; Merrill Lynch Trust for Government Securities; MLIG Variable Insurance Trust; Municipal Income Fund; Municipal Investment Trust Fund; Defined Asset Funds; Corporate Income Fund; Government Securities Income Fund; Equity Investor Fund; and Preferred Income Strategies Fund, Inc.

     Merrill Lynch, Pierce, Fenner & Smith Incorporated also acts as principal underwriter for the following additional accounts: ML of New York Variable Annuity Separate Account A; ML of New York Variable Annuity Separate Account B; ML of New York Variable Annuity Separate Account C; ML of New York Variable Annuity Separate Account D; Merrill Lynch Variable Life Separate Account; Merrill Lynch Life Variable Life Separate Account II; Merrill Lynch Life Variable Annuity Separate Account; Merrill Lynch

Life Variable Annuity Separate Account B; Merrill Lynch Life Variable Annuity Separate Account C; Merrill Lynch Life Variable Annuity Separate Account D; ML of New York Variable Life Separate Account; ML of New York Variable Life Separate Account II; and ML of New York Variable Annuity Separate Account.

     (b) The directors, president, treasurer and executive vice presidents of Merrill Lynch, Pierce, Fenner & Smith Incorporated are as follows:

           NAME AND PRINCIPAL
            BUSINESS ADDRESS                 POSITIONS AND OFFICES WITH UNDERWRITER
           ------------------                --------------------------------------
Candace E. Browning                         Director and Senior Vice President
Gregory J. Fleming                          Director and Executive Vice President
James P. Gorman                             Director, Chairman of the Board and Chief
                                              Executive Officer
Do Woo Kim                                  Director and Executive Vice President
Carlos M. Morales                           Director and Senior Vice President
Rosemary T. Berkery                         Executive Vice President
Ahmass L. Fakahany                          Executive Vice President
Allen G. Braithwaite, III                   Treasurer

---------------

     Business address for all persons listed: 4 World Financial Center, New York, NY 10080.

     (c) Not applicable

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books, and records required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the depositor at the principal executive offices at 1300 Merrill Lynch Drive, 2nd Floor, Pennington New Jersey 08534 and the Service Center at 4804 Deer Lake Drive East, Jacksonville, Florida 32246.

ITEM 31. NOT APPLICABLE

ITEM 32. UNDERTAKINGS AND REPRESENTATIONS

     (a) Registrant undertakes to file a post-effective amendment to the Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communications affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

     (c)  Registrant  undertakes   to  deliver  any   statement  of   additional
information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) Merrill Lynch Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Merrill Lynch Life Insurance Company.

     (e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1998) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of
Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

                                   SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Merrill Lynch Life Variable Annuity Separate Account A, certifies that this Post-Effective Amendment meets all the requirements for effectiveness under paragraph (b) of Rule 485, and accordingly, has caused this Amendment to be signed on its behalf, in the Borough of Pennington, State of New Jersey, on this 26th day of April, 2005.


                                           Merrill Lynch Life Variable
                                           Annuity
                                           Separate Account A
                                                   (Registrant)


Attest: /s/ FRANCES C. GRABISH                 By: /s/ BARRY G. SKOLNICK
       --------------------------------------  -----------------------------------------
       Frances C. Grabish                          Barry G. Skolnick
       Vice President and Senior Counsel           Senior Vice President and General Counsel

                                           Merrill Lynch Life Insurance
                                           Company
                                                    (Depositor)


Attest: /s/ FRANCES C. GRABISH                 By: /s/ BARRY G. SKOLNICK
       --------------------------------------  -----------------------------------------
       Frances C. Grabish                          Barry G. Skolnick
       Vice President and Senior Counsel           Senior Vice President and General Counsel


     As required by the Securities Act of 1933, this Post-Effective Amendment No. 9 to the Registration Statement has been signed by the following persons in the capacities indicated on April 26, 2005.


                  SIGNATURE                                        TITLE
                  ---------                                        -----

                      *                        Director, Senior Vice President, and Chief
---------------------------------------------    Actuary
              Deborah J. Adler

                      *                        Director and Chairman of the Board
---------------------------------------------
             H. McIntyre Gardner

                      *                        Director and Senior Vice President
---------------------------------------------
            Christopher J. Grady

                      *                        Director, Senior Vice President, Chief
---------------------------------------------    Financial Officer, and Treasurer
              Joseph E. Justice

                      *                        Director, President, and Chief Executive
---------------------------------------------    Officer
             Nikos K. Kardassis

         *By: /s/ BARRY G. SKOLNICK            In his own capacity as Director, Senior Vice
---------------------------------------------    President, and General Counsel, and as
              Barry G. Skolnick                  Attorney-In-Fact

                                  EXHIBIT LIST



Exhibit 10(a)  Written Consent of Sutherland Asbill & Brennan LLP.

Exhibit 10(b)  Written Consent of Deloitte & Touche LLP, independent registered public accounting firm.

Exhibit 10(c)  Written Consent of Barry G. Skolnick, Esq.